UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) The registrant’s Semi-Annual Reports for the six-month period ended June 30, 2025, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), are as follows:

Carillon Chartwell Mid Cap Value Fund
Class A | BERAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.20%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-14214M393

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-14214M393

Carillon Chartwell Mid Cap Value Fund
Class C | BERBX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	1.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-14214M385

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-14214M385

Carillon Chartwell Mid Cap Value Fund
Class I | BERCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.90%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-16140T301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-16140T301

Carillon Chartwell Mid Cap Value Fund
Class R-6 | BERDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,127,820
Number of Holdings	48
Net Advisory Fee	$18,579
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Dollar Tree, Inc.	3.7%
Crown Holdings, Inc.	2.9%
Gates Industrial Corp. PLC	2.9%
The Middleby Corp.	2.8%
CAE, Inc.	2.7%
Littelfuse, Inc.	2.6%
L3Harris Technologies, Inc.	2.5%
Expand Energy Corp.	2.5%
Avantor, Inc.	2.5%
Norfolk Southern Corp.	2.5%

Top Sectors*	(%)
Industrials	24.4%
Financials	12.7%
Real Estate	10.1%
Health Care	9.9%
Information Technology	9.1%
Utilities	6.7%
Materials	6.5%
Consumer Discretionary	5.9%
Energy	5.7%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-14214M377

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-14214M377

Carillon Chartwell Small Cap Growth Fund
Class A | CWSAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.26%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-14214M369

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-14214M369

Carillon Chartwell Small Cap Growth Fund
Class C | CWSBX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	2.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-14214M351

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-14214M351

Carillon Chartwell Small Cap Growth Fund
Class I | CWSGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.96%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-16140T608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-16140T608

Carillon Chartwell Small Cap Growth Fund
Class R-6 | CWSRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$42	0.86%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$64,942,620
Number of Holdings	87
Net Advisory Fee	$0
Portfolio Turnover	47%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.1%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.7%
Health Care	21.8%
Information Technology	18.2%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.1%
Cash & Other	4.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-14214M344

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-14214M344

Carillon Chartwell Small Cap Value Fund
Class A | CWSCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-14214M336

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-14214M336

Carillon Chartwell Small Cap Value Fund
Class C | CWSHX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	2.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-14214M328

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-14214M328

Carillon Chartwell Small Cap Value Fund
Class I | CWSIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-16140T509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-16140T509

Carillon Chartwell Small Cap Value Fund
Class R-6 | CWSWX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$45	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$58,638,248
Number of Holdings	78
Net Advisory Fee	$201,176
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Renasant Corp.	2.1%
nVent Electric PLC	2.0%
Old National Bancorp	2.0%
Diodes, Inc.	1.9%
JBT Marel Corp.	1.9%
Towne Bank	1.9%
Cushman & Wakefield PLC	1.8%
Visteon Corp.	1.8%
FNB Corp.	1.8%
SouthState Corp.	1.8%

Top Sectors*	(%)
Financials	23.9%
Industrials	18.9%
Real Estate	11.3%
Consumer Discretionary	9.5%
Information Technology	8.8%
Materials	7.0%
Health Care	5.9%
Consumer Staples	4.5%
Energy	4.4%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-14214M310

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-14214M310

Carillon ClariVest Capital Appreciation Fund
Class A | HRCPX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L106

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L106

Carillon ClariVest Capital Appreciation Fund
Class C | HRCCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$90	1.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L205

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L205

Carillon ClariVest Capital Appreciation Fund
Class I | HRCIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.71%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L304

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L304

Carillon ClariVest Capital Appreciation Fund
Class R-6 | HRCUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$32	0.62%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$520,327,972
Number of Holdings	66
Net Advisory Fee	$1,161,219
Portfolio Turnover	10%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.6%
Microsoft Corp.	11.5%
Apple, Inc.	8.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	5.2%
Broadcom, Inc.	4.9%
Netflix, Inc.	2.6%
Visa, Inc.	2.2%
Tesla, Inc.	1.9%

Top Sectors*	(%)
Information Technology	50.3%
Communication Services	14.7%
Consumer Discretionary	9.7%
Financials	7.4%
Health Care	6.9%
Industrials	5.5%
Consumer Staples	4.6%
Real Estate	0.4%
Materials	0.4%
Cash & Other	0.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L601

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L601

Carillon ClariVest International Stock Fund
Class A | EISAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.24%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L825

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L825

Carillon ClariVest International Stock Fund
Class C | EISDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$105	1.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L817

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L817

Carillon ClariVest International Stock Fund
Class I | EISIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L791

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L791

Carillon ClariVest International Stock Fund
Class R-6 | EISVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$46	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$685,890,380
Number of Holdings	150
Net Advisory Fee	$1,992,971
Portfolio Turnover	9%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
First American Government Obligations Fund	2.8%
3i Group PLC	1.7%
SAP SE	1.7%
Novartis AG	1.5%
KDDI Corp.	1.4%
Barclays PLC	1.4%
SK Hynix, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.2%

Top 10 Countries	(%)
Japan	15.5%
United Kingdom	12.8%
Germany	8.3%
France	8.0%
Canada	7.8%
Taiwan	7.7%
China	6.9%
Switzerland	5.0%
South Korea	3.3%
United States	2.8%

Top Sectors*	(%)
Financials	25.5%
Information Technology	16.1%
Industrials	14.8%
Consumer Discretionary	8.8%
Health Care	7.7%
Consumer Staples	5.6%
Utilities	4.5%
Materials	4.4%
Communication Services	4.4%
Cash & Other	8.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L767

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L767

Carillon Eagle Growth & Income Fund
Class A | HRCVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	0.98%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L809

Carillon Eagle Growth & Income Fund
Class C | HIGCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$87	1.71%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L882

Carillon Eagle Growth & Income Fund
Class I | HIGJX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.72%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L874

Carillon Eagle Growth & Income Fund
Class R-6 | HIGUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$32	0.64%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,320,326
Number of Holdings	40
Net Advisory Fee	$1,242,710
Portfolio Turnover	31%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
JPMorgan Chase & Co.	4.7%
Microsoft Corp.	4.6%
Eaton Corp. PLC	3.9%
The Procter & Gamble Co.	3.5%
Oracle Corp.	3.5%
McDonald’s Corp.	3.3%
T-Mobile US, Inc.	3.3%
Duke Energy Corp.	3.0%
Blackrock, Inc.	3.0%
Broadcom, Inc.	3.0%

Top Sectors*	(%)
Information Technology	23.1%
Financials	16.1%
Industrials	12.3%
Health Care	11.8%
Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	5.9%
Utilities	4.9%
Communication Services	3.3%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L841

Carillon Eagle Mid Cap Growth Fund
Class A | HAGAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$54	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L668

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L668

Carillon Eagle Mid Cap Growth Fund
Class C | HAGCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$89	1.74%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L650

Carillon Eagle Mid Cap Growth Fund
Class I | HAGIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L643

Carillon Eagle Mid Cap Growth Fund
Class R-6 | HRAUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$34	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,052,804,683
Number of Holdings	84
Net Advisory Fee	$14,805,746
Portfolio Turnover	25%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Royal Caribbean Cruises Ltd.	3.2%
Cencora, Inc.	3.1%
Ares Management Corp.	2.8%
Axon Enterprise, Inc.	2.7%
RB Global, Inc.	2.5%
Westinghouse Air Brake Technologies Corp.	2.4%
Hilton Worldwide Holdings, Inc.	2.2%
LPL Financial Holdings, Inc.	2.2%
Vistra Corp.	2.0%
Cloudflare, Inc.	1.9%

Top Sectors*	(%)
Information Technology	20.4%
Industrials	19.8%
Consumer Discretionary	18.3%
Health Care	12.8%
Financials	12.3%
Materials	3.3%
Consumer Staples	3.3%
Energy	3.1%
Communication Services	2.6%
Cash & Other	4.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L619

Carillon Eagle Small Cap Growth Fund
Class A | HRSCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	1.19%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L510

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L510

Carillon Eagle Small Cap Growth Fund
Class C | HSCCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.87%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L494

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L494

Carillon Eagle Small Cap Growth Fund
Class I | HSIIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.88%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L486

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L486

Carillon Eagle Small Cap Growth Fund
Class R-6 | HSRUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$39	0.78%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$412,529,752
Number of Holdings	100
Net Advisory Fee	$1,242,472
Portfolio Turnover	18%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
RB Global, Inc.	2.8%
PJT Partners, Inc.	2.6%
First American Government Obligations Fund	2.6%
Esab Corp.	2.4%
Woodward, Inc.	2.3%
Rambus, Inc.	1.9%
MSA Safety, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Shake Shack, Inc.	1.8%
EastGroup Properties, Inc.	1.7%

Top Sectors*	(%)
Industrials	24.6%
Information Technology	22.5%
Health Care	19.5%
Consumer Discretionary	10.1%
Financials	8.6%
Energy	4.5%
Materials	2.7%
Real Estate	2.5%
Consumer Staples	2.3%
Cash & Other	2.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L452

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L452

Carillon Scout Mid Cap Fund
Class A | CSMEX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M807

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M807

Carillon Scout Mid Cap Fund
Class C | CSMFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$102	1.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M880

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M880

Carillon Scout Mid Cap Fund
Class I | UMBMX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M872

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M872

Carillon Scout Mid Cap Fund
Class R-6 | CSMUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,091,860,898
Number of Holdings	122
Net Advisory Fee	$10,431,696
Portfolio Turnover	28%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	3.0%
EQT Corp.	2.0%
Viper Energy, Inc.	1.9%
Encompass Health Corp.	1.8%
Casey’s General Stores, Inc.	1.8%
ATI, Inc.	1.7%
Agree Realty Corp.	1.7%
First Horizon Corp.	1.7%
Quanta Services, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	17.9%
Financials	15.3%
Consumer Discretionary	12.7%
Information Technology	12.3%
Health Care	9.2%
Real Estate	6.7%
Consumer Staples	6.2%
Utilities	5.9%
Energy	5.2%
Cash & Other	8.6%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M849

Carillon Chartwell Small Cap Fund
Class A | CSSAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.15%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M823

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M823

Carillon Chartwell Small Cap Fund
Class C | CSSJX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.88%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M815

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M815

Carillon Chartwell Small Cap Fund
Class I | UMBHX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.90%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M799

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M799

Carillon Chartwell Small Cap Fund
Class R-6 | CSSVX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$41	0.84%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$213,330,912
Number of Holdings	87
Net Advisory Fee	$657,347
Portfolio Turnover	126%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	3.8%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.5%
AeroVironment, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Rambus, Inc.	2.1%
Itron, Inc.	2.1%
BellRing Brands, Inc.	2.0%
First Horizon Corp.	2.0%

Top Sectors*	(%)
Industrials	22.6%
Health Care	21.8%
Information Technology	18.1%
Financials	11.5%
Consumer Discretionary	10.8%
Energy	3.2%
Materials	2.5%
Real Estate	2.4%
Consumer Staples	2.0%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M765

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M765

Carillon Chartwell Real Income Fund
Class A | BERGX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$46	0.91%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-14214M468

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-14214M468

Carillon Chartwell Real Income Fund
Class C | BERHX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.52%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-14214M450

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-14214M450

Carillon Chartwell Real Income Fund
Class I | BERIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-16140T202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-16140T202

Carillon Chartwell Real Income Fund
Class R-6 | BERSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$26	0.51%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$252,687,942
Number of Holdings	74
Net Advisory Fee	$415,210
Portfolio Turnover	20%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	63.0%
Common Stocks	14.0%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	4.3%
Exchange Traded Funds	3.7%
Money Market Funds	3.2%
Asset-Backed Securities	2.0%
U.S. Treasury Bills	2.0%
Agency Mortgage-Backed Securities	1.7%
Cash & Other	-1.3%

Credit Breakdown*	(%)
US GVT/AGENCY	84.8%
AAA	6.9%
A	0.8%
BBB	2.1%
BB	1.6%
B	1.8%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-14214M443

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-14214M443

Carillon Chartwell Short Duration High Yield Fund
Class A | CWFAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-14214M435

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-14214M435

Carillon Chartwell Short Duration High Yield Fund
Class C | CWFCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$73	1.44%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-14214M427

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-14214M427

Carillon Chartwell Short Duration High Yield Fund
Class I | CWFIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-16140T400

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-16140T400

Carillon Chartwell Short Duration High Yield Fund
Class R-6 | CWFRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.39%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$279,220,920
Number of Holdings	75
Net Advisory Fee	$320,819
Portfolio Turnover	16%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 Issuers	(%)
Hess Midstream Operations LP	2.5%
Travel + Leisure Co.	2.5%
Tenet Healthcare Corp.	2.5%
Clearway Energy Operating LLC	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
Jazz Securities DAC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
TEGNA, Inc.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	95.1%
Cash & Other	4.9%

Credit Breakdown*	(%)
AAA	3.7%
BBB	20.7%
BB	75.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-14214M419

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-14214M419

Carillon Reams Core Bond Fund
Class A | CRCBX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L270

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L270

Carillon Reams Core Bond Fund
Class C | CRCDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$76	1.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L262

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L262

Carillon Reams Core Bond Fund
Class I | SCCIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L254

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L254

Carillon Reams Core Bond Fund
Class R-6 | CRCUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$18	0.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$478,578,993
Number of Holdings	276
Net Advisory Fee	$445,976
Portfolio Turnover	234%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Corporate Bonds	33.5%
Agency Mortgage-Backed Securities	27.1%
Asset-Backed Securities	23.8%
Commercial Mortgage-Backed Securities	17.8%
U.S. Treasury Bills	11.6%
U.S. Treasury Securities	8.0%
Medium-Term Notes	0.2%
Cash & Other	-22.0%

Credit Breakdown*	(%)
US GVT/AGENCY	35.2%
AAA	26.3%
AA	2.8%
A	22.2%
BBB	7.9%
Cash & Cash Equivalents	5.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L221

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L221

Carillon Reams Core Plus Bond Fund
Class A | SCPDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$41	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M666

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M666

Carillon Reams Core Plus Bond Fund
Class C | SCPEX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$79	1.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M658

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M658

Carillon Reams Core Plus Bond Fund
Class I | SCPZX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M641

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M641

Carillon Reams Core Plus Bond Fund
Class R-6 | SCPWX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,859,593,469
Number of Holdings	295
Net Advisory Fee	$2,241,992
Portfolio Turnover	247%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	27.0%
Corporate Bonds	26.3%
Asset-Backed Securities	20.4%
U.S. Treasury Securities	15.6%
U.S. Treasury Bills	15.4%
Commercial Mortgage-Backed Securities	14.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.8%
Credit Default Swaps	0.5%
Cash & Other	-21.7%

Credit Breakdown*	(%)
US GVT/AGENCY	42.9%
AAA	21.2%
AA	2.2%
A	19.5%
BBB	7.7%
Below IG	8.2%
Cash & Cash Equivalents	7.1%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M617

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M617

Carillon Reams Unconstrained Bond Fund
Class A | SUBDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$47	0.91%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M740

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M740

Carillon Reams Unconstrained Bond Fund
Class C | SUBEX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$85	1.66%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M732

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M732

Carillon Reams Unconstrained Bond Fund
Class I | SUBFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M724

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M724

Carillon Reams Unconstrained Bond Fund
Class R-6 | SUBTX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$26	0.51%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,826,266,719
Number of Holdings	278
Net Advisory Fee	$2,904,401
Portfolio Turnover	280%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Mortgage-Backed Securities	35.2%
Asset-Backed Securities	20.5%
U.S. Treasury Securities	16.8%
Corporate Bonds	15.5%
Commercial Mortgage-Backed Securities	12.1%
Foreign Government Debt Obligations	6.0%
U.S. Treasury Bills	5.8%
Medium-Term Notes	1.6%
Credit Default Swaps	0.9%
Cash & Other	-14.4%

Credit Breakdown*	(%)
US GVT/AGENCY	52.7%
AAA	22.2%
AA	1.9%
A	10.3%
BBB	4.5%
Below IG	18.7%
Cash & Cash Equivalents	1.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M682

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M682

Item 1. Reports to Shareholders (Continued)

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

(a) The complete schedule of investments is included in Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s Financial Statements and Financial Highlights for the six-month period ended June 30, 2025, are as follows:

Carillon Chartwell Mid Cap Value Fund
Carillon Chartwell Small Cap Growth Fund
Carillon Chartwell Small Cap Value Fund
Carillon ClariVest Capital Appreciation Fund
Carillon ClariVest International Stock Fund
Carillon Eagle Growth & Income Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund
Carillon Scout Mid Cap Fund
Carillon CHARTWELL Small Cap Fund
Carillon Chartwell Real Income Fund
Carillon Chartwell Short Duration High Yield Fund
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
Core Financial Statements
June 30, 2025

CARILLON CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Aerospace & Defense — 5.3%
CAE, Inc.(a)	19,808	$579,780
L3Harris Technologies, Inc.	2,147	538,554
		1,118,334
Banks — 5.7%
First Horizon Corp.	23,374	495,529
M&T Bank Corp.	1,332	258,394
Pinnacle Financial Partners, Inc.	4,070	449,369
		1,203,292
Building Products — 1.4%
Advanced Drainage Systems, Inc.	2,644	303,690
Chemicals — 1.8%
FMC Corp.	9,252	386,271
Consumer Finance — 1.7%
Synchrony Financial	5,502	367,203
Consumer Staples Distribution & Retail — 3.7%
Dollar Tree, Inc.(a)	7,974	789,745
Containers & Packaging — 4.6%
Crown Holdings, Inc.	5,957	613,452
International Paper Co.	7,715	361,293
		974,745
Electrical Equipment — 4.4%
nVent Electric PLC	5,889	431,369
Regal Rexnord Corp.(b)	3,473	503,446
		934,815
Electronic Equipment, Instruments & Components — 4.8%
Keysight Technologies, Inc.(a)	2,926	479,454
Littelfuse, Inc.	2,380	539,618
		1,019,072
Energy Equipment & Services — 1.9%
Baker Hughes Co.	10,576	405,484
Entertainment — 1.9%
Electronic Arts, Inc.	2,559	408,672
Financial Services — 1.6%
Global Payments, Inc.	4,326	346,253
Food Products — 1.4%
Tyson Foods, Inc. - Class A	5,226	292,342
Ground Transportation — 4.0%
Knight-Swift Transportation Holdings, Inc.	7,028	310,848
Norfolk Southern Corp.	2,047	523,971
		834,819

	Shares	Value
Health Care Equipment & Supplies — 5.7%
Align Technology, Inc.(a)	1,794	$339,658
Globus Medical, Inc. - Class A(a)	6,535	385,696
Hologic, Inc.(a)	7,157	466,350
		1,191,704
Health Care Providers & Services — 1.8%
Humana, Inc.	1,554	379,922
Hotels, Restaurants & Leisure — 4.1%
Expedia Group, Inc.	2,632	443,966
Restaurant Brands International, Inc.	6,286	416,699
		860,665
Insurance — 3.6%
The Allstate Corp.	1,754	353,098
The Hanover Insurance Group, Inc.	2,392	406,329
		759,427
IT Services — 2.3%
Cognizant Technology Solutions Corp. - Class A	6,086	474,891
Leisure Products — 1.8%
Brunswick Corp.	6,961	384,526
Life Sciences Tools & Services — 2.5%
Avantor, Inc.(a)	39,204	527,686
Machinery — 9.3%
CNH Industrial NV	35,594	461,298
Gates Industrial Corp. PLC(a)	26,225	603,962
Stanley Black & Decker, Inc.	4,574	309,888
The Middleby Corp.(a)	4,056	584,064
		1,959,212
Multi-Utilities — 6.7%
Ameren Corp.	4,721	453,405
CMS Energy Corp.	6,353	440,136
Public Service Enterprise Group, Inc.	6,126	515,686
		1,409,227
Office REITs — 1.9%
Cousins Properties, Inc.	13,521	406,036
Oil, Gas & Consumable Fuels — 3.8%
Diamondback Energy, Inc.	1,927	264,770
Expand Energy Corp.	4,523	528,919
		793,689
Real Estate Management & Development — 1.9%
Jones Lang LaSalle, Inc.(a)	1,587	405,923
Residential REITs — 1.9%
Mid-America Apartment Communities, Inc.	2,644	391,338

The accompanying notes are an integral part of these financial statements.

1

CARILLON CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Retail REITs — 2.4%
Brixmor Property Group, Inc.	19,179	$499,421
Semiconductors & Semiconductor Equipment — 2.0%
ON Semiconductor Corp.(a)	8,144	426,827
Specialized REITs — 2.1%
SBA Communications Corp.	1,871	439,386
TOTAL COMMON STOCKS (Cost $17,346,560)		20,694,617
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
First American Government Obligations Fund - Class X, 4.25%(c)	513,981	513,981
TOTAL SHORT-TERM INVESTMENTS (Cost $513,981)		513,981
TOTAL INVESTMENTS — 100.4% (Cost $17,860,541)		$21,208,598
Liabilities in Excess of Other Assets - (0.4)%		(80,778)
TOTAL NET ASSETS — 100.0%		$21,127,820

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $498,372 which represented 2.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

2

CARILLON CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace & Defense — 4.5%
AAR Corp.(a)	13,591	$934,925
AeroVironment, Inc.(a)	5,340	1,521,633
Rocket Lab Corp.(a)	12,624	451,560
		2,908,118
Automobile Components — 1.0%
Modine Manufacturing Co.(a)	6,580	648,130
Banks — 7.7%
Axos Financial, Inc.(a)	10,167	773,099
Columbia Banking System, Inc.	29,691	694,176
First Horizon Corp.	61,497	1,303,736
Pinnacle Financial Partners, Inc.	9,794	1,081,355
Wintrust Financial Corp.	9,189	1,139,252
		4,991,618
Biotechnology — 4.7%
ADMA Biologics, Inc.(a)	38,930	708,915
BridgeBio Pharma, Inc.(a)	10,880	469,798
KalVista Pharmaceuticals, Inc.(a)	17,016	192,366
Merus NV(a)	4,929	259,265
Scholar Rock Holding Corp.(a)	13,275	470,200
Vera Therapeutics, Inc.(a)	8,287	195,242
Viking Therapeutics, Inc.(a)	16,279	431,394
Xenon Pharmaceuticals, Inc.(a)	10,432	326,522
		3,053,702
Broadline Retail — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,582	867,376
Chemicals — 0.8%
Avient Corp.	16,800	542,808
Construction & Engineering — 7.2%
Comfort Systems USA, Inc.	3,003	1,610,239
Dycom Industries, Inc.(a)	2,675	653,743
Primoris Services Corp.	9,377	730,844
Sterling Infrastructure, Inc.(a)	7,173	1,655,026
		4,649,852
Consumer Finance — 1.4%
Dave, Inc.(a)	3,418	917,425
Distributors — 1.0%
LKQ Corp.	18,079	669,104
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc.(a)(b)	3,952	184,677
Electrical Equipment — 1.0%
Powell Industries, Inc.	3,145	661,865

	Shares	Value
Electronic Equipment, Instruments & Components — 5.6%
Coherent Corp.(a)	10,991	$980,507
Fabrinet(a)	3,362	990,714
Itron, Inc.(a)	10,497	1,381,720
Powerfleet, Inc. NJ(a)	63,245	272,586
		3,625,527
Energy Equipment & Services — 0.6%
Aris Water Solutions, Inc. - Class A	15,907	376,201
Financial Services — 0.5%
Walker & Dunlop, Inc.	4,279	301,584
Health Care Equipment & Supplies — 7.9%
ICU Medical, Inc.(a)	4,571	604,058
Integer Holdings Corp.(a)	8,335	1,024,955
Lantheus Holdings, Inc.(a)	13,084	1,071,056
Merit Medical Systems, Inc.(a)	26,234	2,452,354
		5,152,423
Health Care Providers & Services — 3.4%
GeneDx Holdings Corp.(a)	8,198	756,757
HealthEquity, Inc.(a)	6,285	658,417
RadNet, Inc.(a)	13,944	793,553
		2,208,727
Health Care Technology — 1.0%
LifeMD, Inc.(a)	12,540	170,795
Waystar Holding Corp.(a)	11,517	470,700
		641,495
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	8,579	846,490
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.	12,451	974,042
Caesars Entertainment, Inc.(a)	27,996	794,806
Churchill Downs, Inc.	3,041	307,141
Dutch Bros, Inc. - Class A(a)	8,285	566,446
		2,642,435
Household Durables — 1.0%
Installed Building Products, Inc.	3,681	663,758
Independent Power and Renewable Electricity Producers — 0.9%
Talen Energy Corp.(a)	1,921	558,569
Insurance — 2.0%
Skyward Specialty Insurance Group, Inc.(a)	22,142	1,279,586
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.(a)	24,508	285,518

The accompanying notes are an integral part of these financial statements.

3

CARILLON CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 3.1%
Crane Co.	4,432	$841,592
Esab Corp.	5,200	626,860
Federal Signal Corp.	4,976	529,546
		1,997,998
Media — 1.2%
Magnite, Inc.(a)	33,414	805,946
Metals & Mining — 1.7%
Carpenter Technology Corp.	3,954	1,092,806
Oil, Gas & Consumable Fuels — 2.6%
Gulfport Energy Corp.(a)	4,582	921,761
Matador Resources Co.	15,950	761,134
		1,682,895
Personal Care Products — 2.1%
BellRing Brands, Inc.(a)	23,316	1,350,696
Pharmaceuticals — 4.4%
Amneal Pharmaceuticals, Inc.(a)	76,139	615,965
ANI Pharmaceuticals, Inc.(a)	9,331	608,848
Axsome Therapeutics, Inc.(a)	8,029	838,147
Evolus, Inc.(a)	24,191	222,799
Pacira BioSciences, Inc.(a)	13,913	332,521
Verona Pharma PLC - ADR(a)	2,311	218,574
		2,836,854
Professional Services — 2.3%
ExlService Holdings, Inc.(a)	18,347	803,415
Parsons Corp.(a)	9,714	697,174
		1,500,589
Retail REITs — 1.1%
Curbline Properties Corp.	30,440	694,945
Semiconductors & Semiconductor Equipment — 6.0%
Credo Technology Group Holding Ltd.(a)	7,360	681,462
MACOM Technology Solutions Holdings, Inc.(a)	10,353	1,483,481
Power Integrations, Inc.	6,234	348,481
Rambus, Inc.(a)	21,755	1,392,755
		3,906,179
Software — 6.6%
AvePoint, Inc.(a)	55,926	1,079,931
Clearwater Analytics Holdings, Inc. - Class A(a)	28,588	626,935
CommVault Systems, Inc.(a)	4,814	839,225
Core Scientific, Inc.(a)	8,020	136,901
Gitlab, Inc. - Class A(a)	7,437	335,483
IREN Ltd.(a)	10,026	146,079
Q2 Holdings, Inc.(a)	6,846	640,717

	Shares	Value
Tenable Holdings, Inc.(a)	10,240	$345,907
Terawulf, Inc.(a)	30,575	133,919
		4,285,097
Specialty Retail — 2.3%
Boot Barn Holdings, Inc.(a)	4,700	714,400
Burlington Stores, Inc.(a)	3,500	814,240
		1,528,640
Trading Companies & Distributors — 4.6%
Applied Industrial Technologies, Inc.	6,154	1,430,498
FTAI Aviation Ltd.	8,003	920,665
McGrath RentCorp	5,572	646,129
		2,997,292
TOTAL COMMON STOCKS (Cost $54,431,190)		63,356,925
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 4.25%(c)	192,153	192,153
TOTAL SHORT-TERM INVESTMENTS (Cost $192,153)		192,153
TOTAL INVESTMENTS — 97.9% (Cost $54,623,343)		$63,549,078
Other Assets in Excess of Liabilities - 2.1%		1,393,542
TOTAL NET ASSETS — 100.0%		$64,942,620

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $177,808 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day annualized
effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

4

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Aerospace & Defense — 2.1%
AAR Corp.(a)	9,855	$677,926
Moog, Inc. - Class A	3,062	554,130
		1,232,056
Air Freight & Logistics — 1.1%
Hub Group, Inc. - Class A	19,565	654,058
Automobile Components — 1.8%
Visteon Corp.(a)	11,512	1,074,070
Banks — 20.0%
Atlantic Union Bankshares Corp.	16,448	514,494
Columbia Banking System, Inc.	41,961	981,048
CVB Financial Corp.	44,867	887,918
First Financial Bancorp	29,829	723,652
FNB Corp.	73,570	1,072,651
Old National Bancorp	56,201	1,199,329
Pacific Premier Bancorp, Inc.	19,866	418,974
Provident Financial Services, Inc.	42,019	736,593
Renasant Corp.	34,129	1,226,255
SouthState Corp.	11,213	1,031,932
Towne Bank	32,550	1,112,559
United Bankshares, Inc.	28,128	1,024,703
United Community Banks, Inc.	27,471	818,361
		11,748,469
Building Products — 0.6%
American Woodmark Corp.(a)	6,976	372,309
Chemicals — 5.2%
Ashland, Inc.	11,445	575,454
Avient Corp.	21,393	691,208
Methanex Corp.	20,717	685,733
Minerals Technologies, Inc.	8,485	467,269
Quaker Chemical Corp.	5,798	649,028
		3,068,692
Commercial Services & Supplies — 2.7%
MillerKnoll, Inc.	36,515	709,121
UniFirst Corp.	4,525	851,696
		1,560,817
Consumer Finance — 1.4%
PRA Group, Inc.(a)	54,515	804,096
Containers & Packaging — 1.7%
TriMas Corp.	35,487	1,015,283
Electrical Equipment — 2.1%
nVent Electric PLC	16,403	1,201,520
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	5,777	765,452
CTS Corp.	11,501	490,058
IPG Photonics Corp.(a)	8,883	609,818
Plexus Corp.(a)	4,021	544,082
		2,409,410

	Shares	Value
Energy Equipment & Services — 2.1%
Cactus, Inc. - Class A	15,334	$670,403
Patterson-UTI Energy, Inc.	97,136	576,016
		1,246,419
Food Products — 3.5%
J&J Snack Foods Corp.	6,337	718,679
Nomad Foods Ltd.	42,753	726,373
TreeHouse Foods, Inc.(a)	32,040	622,217
		2,067,269
Ground Transportation — 1.3%
Werner Enterprises, Inc.	27,156	742,988
Health Care Equipment & Supplies — 4.6%
CONMED Corp.	12,071	628,658
Enovis Corp.(a)	20,318	637,172
Envista Holdings Corp.(a)	40,432	790,041
Integer Holdings Corp.(a)	5,265	647,437
		2,703,308
Hotel & Resort REITs — 2.1%
Pebblebrook Hotel Trust	51,866	518,142
Ryman Hospitality Properties, Inc.	7,478	737,854
		1,255,996
Hotels, Restaurants & Leisure — 1.2%
Six Flags Entertainment Corp.	22,544	686,014
Household Durables — 1.3%
Tri Pointe Homes, Inc.(a)	23,416	748,141
Industrial REITs — 2.8%
First Industrial Realty Trust, Inc.	9,562	460,219
Plymouth Industrial REIT, Inc.	26,987	433,411
STAG Industrial, Inc.	20,925	759,159
		1,652,789
Insurance — 2.6%
Kemper Corp.	13,574	876,066
Selective Insurance Group, Inc.	7,180	622,147
		1,498,213
Leisure Products — 1.2%
Malibu Boats, Inc. - Class A(a)	22,330	699,822
Machinery — 5.8%
EnPro, Inc.	3,294	630,966
Gates Industrial Corp. PLC(a)	39,911	919,150
Helios Technologies, Inc.	22,230	741,815
JBT Marel Corp.	9,372	1,127,077
		3,419,008
Multi-Utilities — 2.6%
Black Hills Corp.	12,153	681,783
NorthWestern Energy Group, Inc.	16,527	847,835
		1,529,618
Office REITs — 1.0%
Highwoods Properties, Inc.	18,363	570,906

The accompanying notes are an integral part of these financial statements.

5

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — 2.3%
CNX Resources Corp.(a)	21,689	$730,486
Matador Resources Co.	13,038	622,173
		1,352,659
Personal Care Products — 1.0%
Edgewell Personal Care Co.	23,622	552,991
Pharmaceuticals — 1.3%
Elanco Animal Health, Inc.(a)	52,418	748,529
Professional Services — 1.6%
Korn Ferry	13,059	957,616
Real Estate Management & Development — 1.8%
Cushman & Wakefield PLC(a)	97,139	1,075,329
Residential REITs — 1.0%
Independence Realty Trust, Inc.	31,689	560,578
Retail REITs — 1.5%
Kite Realty Group Trust	39,729	899,862
Semiconductors & Semiconductor Equipment — 2.9%
Diodes, Inc.(a)	21,369	1,130,206
Ichor Holdings Ltd.(a)	29,145	572,408
		1,702,614
Software — 1.8%
Blackbaud, Inc.(a)	7,446	478,108
Progress Software Corp.	8,878	566,771
		1,044,879
Specialized REITs — 1.1%
Four Corners Property Trust, Inc.	23,617	635,533
Specialty Retail — 3.3%
Five Below, Inc.(a)	5,505	722,146
Valvoline, Inc.(a)	24,930	944,099
Victoria’s Secret & Co.(a)(b)	15,590	288,727
		1,954,972
Textiles, Apparel & Luxury Goods — 0.7%
Oxford Industries, Inc.	9,604	386,561
Trading Companies & Distributors — 1.6%
Air Lease Corp.	15,933	931,921
TOTAL COMMON STOCKS (Cost $50,199,284)		56,765,315

	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
First American Government Obligations Fund - Class X, 4.25%(c)	304,822	$304,822
TOTAL SHORT-TERM INVESTMENTS (Cost $304,822)		304,822
TOTAL INVESTMENTS — 97.3% (Cost $50,504,106)		$57,070,137
Other Assets in Excess of Liabilities - 2.7%		1,568,111
TOTAL NET ASSETS — 100.0%		$58,638,248

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $285,838 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

6

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	9,097	$4,444,339
General Electric Co.	19,408	4,995,425
		9,439,764
Automobiles — 1.9%
Tesla, Inc.(a)	30,810	9,787,105
Biotechnology — 1.5%
AbbVie, Inc.	27,745	5,150,027
Exelixis, Inc.(a)	58,481	2,577,550
		7,727,577
Broadline Retail — 5.6%
Amazon.com, Inc.(a)	131,823	28,920,648
Capital Markets — 2.2%
State Street Corp.	26,940	2,864,800
The Goldman Sachs Group, Inc.	10,108	7,153,937
Virtu Financial, Inc. - Class A	36,938	1,654,453
		11,673,190
Communications Equipment — 1.7%
Arista Networks, Inc.(a)	59,032	6,039,564
Cisco Systems, Inc.	38,581	2,676,750
		8,716,314
Construction & Engineering — 0.7%
MasTec, Inc.(a)	21,942	3,739,575
Consumer Staples Distribution & Retail — 3.9%
Costco Wholesale Corp.	7,581	7,504,735
The Kroger Co.	64,088	4,597,032
US Foods Holding Corp.(a)	30,013	2,311,301
Walmart, Inc.	59,498	5,817,715
		20,230,783
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	122,212	3,536,815
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc.	11,885	2,592,119
Entertainment — 3.2%
Netflix, Inc.(a)	9,913	13,274,796
Spotify Technology S.A.(a)	4,638	3,558,923
		16,833,719
Financial Services — 4.6%
Fiserv, Inc.(a)	24,361	4,200,080
MasterCard, Inc. - Class A	14,738	8,281,872
Visa, Inc. - Class A	32,337	11,481,252
		23,963,204

	Shares	Value
Food Products — 0.7%
Ingredion, Inc.	17,584	$2,384,742
Pilgrim’s Pride Corp.	27,136	1,220,577
		3,605,319
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	10,870	1,826,160
Quest Diagnostics, Inc.	23,987	4,308,785
Tenet Healthcare Corp.(a)	43,746	7,699,296
Universal Health Services, Inc. - Class B	30,553	5,534,676
		19,368,917
Health Care REITs — 0.4%
Welltower, Inc.	14,810	2,276,741
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	1,142	6,611,312
Insurance — 0.6%
The Progressive Corp.	10,613	2,832,185
Interactive Media & Services — 10.8%
Alphabet, Inc. - Class A	85,766	15,114,542
Alphabet, Inc. - Class C	67,332	11,944,023
Meta Platforms, Inc. - Class A	37,850	27,936,707
Pinterest, Inc. - Class A(a)	36,593	1,312,225
		56,307,497
IT Services — 1.4%
Accenture PLC - Class A	11,877	3,549,917
Okta, Inc.(a)	19,391	1,938,518
Twilio, Inc. - Class A(a)	14,403	1,791,157
		7,279,592
Machinery — 1.5%
Allison Transmission Holdings, Inc.	31,032	2,947,730
Flowserve Corp.	24,563	1,285,873
Gates Industrial Corp. PLC(a)	77,633	1,787,888
Westinghouse Air Brake Technologies Corp.	8,188	1,714,158
		7,735,649
Metals & Mining — 0.4%
Newmont Corp.	39,059	2,275,577
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	95,737	1,074,169
Pharmaceuticals — 1.7%
Eli Lilly & Co.	11,299	8,807,909
Professional Services — 1.3%
Leidos Holdings, Inc.	22,440	3,540,135
SS&C Technologies Holdings, Inc.	38,259	3,167,845
		6,707,980

The accompanying notes are an integral part of these financial statements.

7

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 19.6%
Broadcom, Inc.	91,927	$25,339,677
Cirrus Logic, Inc.(a)	19,968	2,081,764
KLA Corp.	5,628	5,041,225
NVIDIA Corp.	415,709	65,677,865
QUALCOMM, Inc.	24,867	3,960,318
		102,100,849
Software — 17.8%
AppLovin Corp. - Class A(a)	12,260	4,291,981
Docusign, Inc.(a)	26,585	2,070,706
Fair Isaac Corp.(a)	1,414	2,584,735
Intuit, Inc.	4,023	3,168,635
Microsoft Corp.	119,908	59,643,438
Nutanix, Inc. - Class A(a)	44,073	3,368,940
Palantir Technologies, Inc. - Class A(a)	56,185	7,659,139
Pegasystems, Inc.	42,050	2,276,167
Salesforce, Inc.	28,394	7,742,760
		92,806,501
Specialty Retail — 0.7%
The TJX Cos., Inc.	27,483	3,393,876

	Shares	Value
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	223,578	$45,871,498
Dell Technologies, Inc. - Class C	17,487	2,143,906
		48,015,404
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.	19,039	1,671,815
TOTAL COMMON STOCKS (Cost $182,010,220)		520,032,105
TOTAL INVESTMENTS — 99.9% (Cost $182,010,220)		$520,032,105
Other Assets in Excess of Liabilities - 0.1%		295,867
TOTAL NET ASSETS — 100.0%		$520,327,972

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

8

Carillon ClariVest International Stock Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.8%
Australia — 2.8%
Aristocrat Leisure Ltd.	54,647	$2,341,340
BHP Group Ltd.	68,506	1,648,090
Commonwealth Bank of Australia	14,712	1,790,573
Evolution Mining Ltd.	539,343	2,807,980
Northern Star Resources Ltd.	339,621	4,195,046
Qantas Airways Ltd.	904,532	6,390,134
		19,173,163
Brazil — 0.4%
JBS NV(a)	198,300	2,888,491
Canada — 7.8%
Agnico Eagle Mines Ltd.	19,700	2,347,074
Alimentation Couche-Tard, Inc.	44,000	2,187,156
Canadian Imperial Bank of Commerce	78,295	5,557,551
Centerra Gold, Inc.	187,000	1,347,141
Fairfax Financial Holdings Ltd.	2,100	3,790,564
Great-West Lifeco, Inc.	159,817	6,078,151
Hudbay Minerals, Inc.	294,090	3,120,691
Kinross Gold Corp.	330,469	5,164,223
Loblaw Cos. Ltd.	22,000	3,639,067
Metro, Inc.	34,000	2,670,813
Royal Bank of Canada	56,475	7,443,046
Shopify, Inc. - Class A(a)	47,900	5,524,637
The Bank of Nova Scotia	44,418	2,456,160
WSP Global, Inc.	11,700	2,386,568
		53,712,842
China — 5.9%
Agricultural Bank of China Ltd. - Class H	2,812,000	2,009,505
Alibaba Group Holding Ltd.	598,400	8,470,920
Bank of China Ltd. - Class H	9,383,000	5,462,425
China CITIC Bank Corp. Ltd. - Class H	1,530,000	1,458,673
China Construction Bank Corp. - Class H	3,912,000	3,958,736
Industrial & Commercial Bank of China Ltd. - Class H	1,529,000	1,214,111
JD.com, Inc. - Class A	310,550	5,072,000
Jiangxi Copper Co. Ltd. - Class H	587,000	1,142,675
Meituan - Class B(a)	182,000	2,927,660
Tencent Holdings Ltd.	131,100	8,447,509
		40,164,214
Denmark — 1.3%
Danske Bank AS	111,259	4,544,242
Novo Nordisk AS - Class B	65,838	4,562,182
		9,106,424
France — 8.0%
BNP Paribas S.A.	39,219	3,518,021
Eiffage S.A.	31,115	4,372,083

	Shares	Value
Engie S.A.	292,372	$6,871,582
L’Oreal S.A.	5,558	2,380,796
LVMH Moet Hennessy Louis Vuitton SE	3,083	1,613,585
Renault S.A.	128,924	5,949,215
Safran S.A.	10,860	3,541,719
Sanofi S.A.	39,277	3,802,563
Schneider Electric SE	30,718	8,247,343
Societe Generale S.A.	128,555	7,353,909
TotalEnergies SE	67,517	4,126,831
Unibail-Rodamco-Westfield SE	28,659	2,754,929
		54,532,576
Germany — 8.0%
Bayer AG	89,328	2,691,218
Deutsche Bank AG	158,892	4,710,436
Deutsche Telekom AG	139,822	5,118,003
E.ON SE	335,296	6,178,061
Fresenius SE & Co. KGaA	111,192	5,595,508
Heidelberg Materials AG	20,058	4,723,609
Infineon Technologies AG	75,261	3,211,550
MTU Aero Engines AG	10,933	4,857,038
SAP SE	37,401	11,436,491
Siemens AG	23,375	6,004,078
		54,525,992
India — 2.5%
Axis Bank Ltd.	236,643	3,309,703
HCL Technologies Ltd.	169,444	3,416,326
HDFC Bank Ltd.	218,067	5,090,875
ICICI Bank Ltd. - ADR	60,881	2,048,037
InterGlobe Aviation Ltd.(a)	51,161	3,568,176
		17,433,117
Ireland — 0.3%
PDD Holdings, Inc. - ADR(a)	22,500	2,354,850
Israel — 1.6%
Bank Leumi Le-Israel B.M.	285,125	5,304,907
Teva Pharmaceutical Industries Ltd. - ADR(a)	316,922	5,311,613
		10,616,520
Italy — 3.0%
Enel SpA	332,199	3,152,812
Intesa Sanpaolo SpA	1,206,385	6,949,292
Leonardo SpA	73,250	4,133,281
Prysmian SpA	90,529	6,409,401
		20,644,786
Japan — 15.5%
Canon, Inc.	65,200	1,891,043
Central Japan Railway Co.	309,900	6,927,686
Daiichi Sankyo Co. Ltd.	43,000	996,229
Daiwa House Industry Co. Ltd.	84,800	2,913,966
FUJIFILM Holdings Corp.	195,900	4,242,330
Honda Motor Co. Ltd.	287,000	2,767,499

The accompanying notes are an integral part of these financial statements.

9

Carillon ClariVest International Stock Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
ITOCHU Corp.	122,500	$6,414,715
KDDI Corp.	545,800	9,371,706
Kirin Holdings Co. Ltd.	84,500	1,184,152
Marubeni Corp.	196,300	3,957,064
Mitsubishi Corp.	163,200	3,261,043
Mitsubishi Estate Co. Ltd.	149,500	2,802,694
Mitsubishi UFJ Financial Group, Inc.	332,800	4,537,259
Mitsui & Co. Ltd.	142,600	2,906,185
Mizuho Financial Group, Inc.	118,700	3,295,103
Nintendo Co. Ltd.	40,000	3,841,194
Nippon Telegraph & Telephone Corp.	2,954,800	3,159,008
Nippon Yusen KK	54,000	1,942,648
Otsuka Holdings Co. Ltd.	92,200	4,571,212
Recruit Holdings Co. Ltd.	42,100	2,475,760
Renesas Electronics Corp.	161,800	2,001,698
Sumitomo Corp.	240,700	6,211,678
Sumitomo Electric Industries Ltd.	171,500	3,677,545
Sumitomo Mitsui Financial Group, Inc.	232,200	5,847,019
Sumitomo Mitsui Trust Group, Inc.	179,400	4,771,579
Takeda Pharmaceutical Co. Ltd.	116,800	3,605,967
TDK Corp.	478,500	5,585,318
Tokyo Electron Ltd.	5,916	1,132,970
		106,292,270
Netherlands — 2.5%
ASML Holding N.V.	7,172	5,747,205
NN Group N.V.	63,159	4,202,555
Prosus N.V.	113,968	6,394,365
Stellantis N.V.	106,623	1,067,953
		17,412,078
Singapore — 2.9%
DBS Group Holdings Ltd.	146,150	5,159,399
Oversea-Chinese Banking Corp., Ltd.	291,800	3,741,844
Trip.com Group Ltd.	129,350	7,575,322
United Overseas Bank Ltd.	131,400	3,719,108
		20,195,673
South Korea — 3.3%
Hyundai Motor Co.	35,483	5,328,036
Kia Corp.	38,075	2,724,434
Samsung Electronics Co. Ltd.	124,544	5,507,538
SK Hynix, Inc.	42,222	9,098,065
		22,658,073
Spain — 3.3%
Banco Bilbao Vizcaya Argentaria S.A.	234,747	3,614,708
Banco Santander S.A.	872,945	7,228,772
Iberdrola S.A.	430,777	8,287,325
Repsol S.A.	219,397	3,208,997
		22,339,802

	Shares	Value
Switzerland — 5.0%
Logitech International S.A.	46,169	$4,186,812
Nestle S.A.	22,113	2,198,616
Novartis AG	83,678	10,156,594
Roche Holding AG	24,562	8,017,525
Swiss Re AG	13,607	2,353,836
UBS Group AG	223,550	7,589,918
		34,503,301
Taiwan — 7.7%
Asustek Computer, Inc.	290,000	6,411,136
Compal Electronics, Inc.	3,934,000	3,912,934
CTBC Financial Holding Co. Ltd.	2,028,000	3,035,169
Eva Airways Corp.	1,882,354	2,569,296
Hon Hai Precision Industry Co. Ltd.	433,000	2,389,007
MediaTek, Inc.	143,000	6,127,359
Quanta Computer, Inc.	319,000	3,000,633
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,846	23,520,080
Wistron Corp.	446,000	1,876,436
		52,842,050
Turkey — 0.2%
Turk Hava Yollari AO	169,112	1,204,792
United Kingdom — 12.8%
3i Group PLC	207,730	11,755,865
AstraZeneca PLC	16,676	2,320,778
BAE Systems PLC	216,032	5,606,637
Barclays PLC	2,016,454	9,317,544
BP PLC	290,931	1,449,500
British American Tobacco PLC	171,750	8,166,064
Coca-Cola Europacific Partners PLC	26,436	2,451,146
GSK PLC	60,968	1,162,441
HSBC Holdings PLC	588,310	7,116,289
Imperial Brands PLC	114,331	4,517,224
Marks & Spencer Group PLC	538,276	2,619,795
National Grid PLC	338,312	4,965,953
RELX PLC	33,968	1,840,981
Rio Tinto PLC	59,809	3,481,120
Rolls-Royce Holdings PLC	478,226	6,337,742
Shell PLC	155,400	5,421,821
SSE PLC	66,047	1,663,068
Standard Chartered PLC	234,589	3,882,096
Unilever PLC	55,257	3,372,118
		87,448,182
TOTAL COMMON STOCKS (Cost $480,449,030)		650,049,196
EXCHANGE TRADED FUNDS — 1.9%
China — 1.0%
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund(b)	259,316	7,141,563

The accompanying notes are an integral part of these financial statements.

10

Carillon ClariVest International Stock Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
India — 0.9%
iShares MSCI India Exchange Traded Fund(b)	113,267	$6,306,706
TOTAL EXCHANGE TRADED FUNDS (Cost $11,852,482)		13,448,269
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Volkswagen AG	20,455	2,162,375
TOTAL PREFERRED STOCKS (Cost $2,381,168)		2,162,375

	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
First American Government Obligations Fund - Class X, 4.25%(c)	18,964,655	$18,964,655
TOTAL SHORT-TERM INVESTMENTS (Cost $18,964,655)		18,964,655
TOTAL INVESTMENTS — 99.8% (Cost $513,647,335)		684,624,495
Other Assets in Excess of Liabilities - 0.2%		1,265,885
TOTAL NET ASSETS - 100.0%		$685,890,380

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $18,573,841 which represented 2.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

11

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace & Defense — 2.8%
RTX Corp.	98,591	$14,396,258
Banks — 10.2%
Bank of America Corp.	280,215	13,259,774
JPMorgan Chase & Co.	83,793	24,292,428
The PNC Financial Services Group, Inc.	82,638	15,405,376
		52,957,578
Beverages — 2.9%
The Coca-Cola Co.	213,524	15,106,823
Biotechnology — 2.2%
AbbVie, Inc.	61,232	11,365,884
Capital Markets — 5.9%
Blackrock, Inc.	14,872	15,604,446
The Goldman Sachs Group, Inc.	21,388	15,137,357
		30,741,803
Electric Utilities — 4.9%
Duke Energy Corp.	132,382	15,621,076
NextEra Energy, Inc.	137,648	9,555,524
		25,176,600
Electrical Equipment — 7.6%
Eaton Corp. PLC	57,024	20,356,998
Emerson Electric Co.	96,449	12,859,545
Rockwell Automation, Inc.	18,429	6,121,561
		39,338,104
Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	192,225	10,109,113
Energy Equipment & Services — 1.2%
Baker Hughes Co.	168,228	6,449,861
Food Products — 2.0%
Mondelez International, Inc. - Class A	152,573	10,289,523
Ground Transportation — 1.9%
Union Pacific Corp.	43,257	9,952,571
Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	108,923	14,814,617
Medtronic PLC	132,412	11,542,354
		26,356,971
Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	20,282	6,327,376
Hotels, Restaurants & Leisure — 4.8%
McDonald’s Corp.	58,224	17,011,306
Starbucks Corp.	83,820	7,680,427
		24,691,733
Household Products — 3.5%
The Procter & Gamble Co.	114,399	18,226,049

	Shares	Value
IT Services — 4.5%
Accenture PLC - Class A	29,803	$8,907,819
International Business Machines Corp.	48,252	14,223,724
		23,131,543
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	69,361	9,931,801
The Williams Cos, Inc.	228,090	14,326,333
		24,258,134
Pharmaceuticals — 3.3%
AstraZeneca PLC - ADR	99,728	6,968,993
Sanofi SA - ADR	215,142	10,393,510
		17,362,503
Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices, Inc.	37,693	8,971,688
Broadcom, Inc.	55,908	15,411,040
Lam Research Corp.	129,112	12,567,762
		36,950,490
Software — 8.1%
Microsoft Corp.	48,219	23,984,613
Oracle Corp.	82,547	18,047,250
		42,031,863
Specialized REITs — 1.2%
Equinix, Inc.	7,782	6,190,348
Specialty Retail — 5.3%
The Home Depot, Inc.	23,686	8,684,235
The TJX Cos, Inc.	92,093	11,372,565
Tractor Supply Co.	138,024	7,283,526
		27,340,326
Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	368,195	7,529,588
Wireless Telecommunication Services — 3.3%
T-Mobile US, Inc.	70,912	16,895,493
TOTAL COMMON STOCKS (Cost $329,110,581)		503,176,535
TOTAL INVESTMENTS — 97.1% (Cost $329,110,581)		503,176,535
Other Assets in Excess of Liabilities - 2.9%		15,143,791
TOTAL NET ASSETS — 100.0%		$518,320,326

The accompanying notes are an integral part of these financial statements.

12

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

13

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Aerospace & Defense — 3.6%
Axon Enterprise, Inc.(a)	194,189	$160,776,841
StandardAero, Inc.(a)	1,732,029	54,818,718
		215,595,559
Beverages — 1.1%
Celsius Holdings, Inc.(a)	1,369,288	63,521,270
Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.(a)	184,499	60,163,279
Insmed, Inc.(a)	468,071	47,106,665
Natera, Inc.(a)	551,034	93,091,684
Neurocrine Biosciences, Inc.(a)	414,446	52,091,718
		252,453,346
Capital Markets — 8.7%
Ares Management Corp. - Class A(b)	976,565	169,141,058
Coinbase Global, Inc. - Class A(a)	230,996	80,961,788
Houlihan Lokey, Inc.	470,508	84,667,915
LPL Financial Holdings, Inc.	347,368	130,252,579
Moody’s Corp.	122,019	61,203,510
		526,226,850
Chemicals — 1.0%
Corteva, Inc.	833,763	62,140,356
Commercial Services & Supplies — 4.4%
RB Global, Inc.	1,436,605	152,553,085
Waste Connections, Inc.	595,092	111,115,578
		263,668,663
Construction & Engineering — 1.3%
Quanta Services, Inc.	202,954	76,732,848
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	155,224	85,211,767
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	221,210	112,876,827
Electrical Equipment — 2.3%
GE Vernova, Inc.	91,963	48,662,222
Vertiv Holdings Co. - Class A	698,649	89,713,518
		138,375,740
Electronic Equipment, Instruments & Components — 1.0%
Trimble, Inc.(a)	801,392	60,889,764
Energy Equipment & Services — 1.1%
Baker Hughes Co.	1,797,141	68,902,386
Entertainment — 1.0%
Take-Two Interactive Software, Inc.(a)	244,714	59,428,795

	Shares	Value
Financial Services — 2.4%
Corpay, Inc.(a)	290,346	$96,342,609
Shift4 Payments, Inc. - Class A(a)(b)	519,789	51,516,288
		147,858,897
Food Products — 0.4%
Freshpet, Inc.(a)	315,308	21,428,332
Ground Transportation — 1.7%
Old Dominion Freight Line, Inc.	293,816	47,686,337
XPO, Inc.(a)	427,875	54,036,334
		101,722,671
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	60,559	11,465,635
DexCom, Inc.(a)	838,480	73,190,919
IDEXX Laboratories, Inc.(a)	79,722	42,758,098
Inspire Medical Systems, Inc.(a)	173,199	22,476,034
Insulet Corp.(a)	200,334	62,940,936
		212,831,622
Health Care Providers & Services — 3.5%
Cencora, Inc.	616,509	184,860,224
Encompass Health Corp.	240,824	29,532,247
		214,392,471
Health Care Technology — 1.2%
Doximity, Inc. - Class A(a)	276,362	16,952,045
Veeva Systems, Inc. - Class A(a)	198,585	57,188,508
		74,140,553
Hotels, Restaurants & Leisure — 12.0%
Cava Group, Inc.(a)	269,679	22,715,062
DoorDash, Inc. - Class A(a)	329,676	81,268,431
DraftKings, Inc. - Class A(a)	1,957,795	83,969,828
Dutch Bros, Inc. - Class A(a)	1,025,492	70,112,888
Hilton Worldwide Holdings, Inc.	501,609	133,598,541
Royal Caribbean Cruises Ltd.	614,268	192,351,882
Wingstop, Inc.	236,537	79,651,469
Wynn Resorts Ltd.	673,327	63,070,540
		726,738,641
Independent Power and Renewable Electricity Producers — 2.0%
Vistra Corp.	628,434	121,796,794
Industrial REITs — 0.6%
EastGroup Properties, Inc.	216,436	36,170,784
Insurance — 1.1%
Ryan Specialty Holdings, Inc.	997,799	67,840,354
Interactive Media & Services — 0.9%
Pinterest, Inc. - Class A(a)	1,560,383	55,955,334
IT Services — 4.3%
Cloudflare, Inc. - Class A(a)	593,621	116,248,800
Gartner, Inc.(a)	156,404	63,221,625

The accompanying notes are an integral part of these financial statements.

14

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
IT Services — (Continued)
MongoDB, Inc.(a)	190,781	$40,062,102
Okta, Inc.(a)	411,852	41,172,845
		260,705,372
Life Sciences Tools & Services — 0.3%
Repligen Corp.(a)	159,388	19,824,679
Machinery — 4.0%
Cummins, Inc.	125,272	41,026,580
ITT, Inc.	384,220	60,257,223
Westinghouse Air Brake Technologies Corp.	681,041	142,575,933
		243,859,736
Media — 0.7%
The Trade Desk, Inc. - Class A(a)	576,395	41,494,676
Metals & Mining — 0.9%
Carpenter Technology Corp.	193,513	53,483,123
Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.(a)	1,488,635	59,962,218
Permian Resources Corp.	4,550,521	61,978,096
		121,940,314
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	344,649	35,888,300
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.(a)	54,878	14,036,695
Semiconductors & Semiconductor Equipment — 4.1%
Entegris, Inc.	672,259	54,217,688
Marvell Technology, Inc.	922,836	71,427,507
Monolithic Power Systems, Inc.	130,053	95,118,163
Teradyne, Inc.	293,689	26,408,515
		247,171,873
Software — 11.0%
Datadog, Inc. - Class A(a)	711,374	95,558,869
Dynatrace, Inc.(a)	1,064,439	58,767,677
Fair Isaac Corp.(a)	50,081	91,546,065
HubSpot, Inc.(a)	125,260	69,723,474
Nutanix, Inc. - Class A(a)	869,044	66,429,723
PTC, Inc.(a)	434,837	74,939,809
Tyler Technologies, Inc.(a)	157,832	93,569,123
Zoom Communications, Inc.(a)	892,215	69,574,926
Zscaler, Inc.(a)	148,710	46,686,017
		666,795,683

	Shares	Value
Specialty Retail — 5.6%
Carvana Co.(a)	340,862	$14,856,860
Chewy, Inc. - Class A(a)	2,125,111	90,572,231
Floor & Decor Holdings, Inc. - Class A(a)	755,896	57,417,860
Ross Stores, Inc.	607,718	77,532,662
		340,379,613
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(a)	438,534	45,199,699
Trading Companies & Distributors — 2.0%
Core & Main, Inc. - Class A(a)	1,022,136	61,685,908
Ferguson Enterprises, Inc.	271,440	59,106,060
		120,791,968
TOTAL COMMON STOCKS (Cost $4,006,981,625)		5,978,472,355
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds— 0.5%
First American Government Obligations Fund - Class X, 4.25%(c)	27,514,019	27,514,019
TOTAL SHORT-TERM INVESTMENTS (Cost $27,514,019)		27,514,019
TOTAL INVESTMENTS — 99.2% (Cost $4,034,495,644)		6,005,986,374
Other Assets in Excess of Liabilities - 0.8%		46,818,309
TOTAL NET ASSETS — 100.0%		$6,052,804,683

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $27,041,743 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

15

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace & Defense — 4.5%
ATI, Inc.(a)	65,688	$5,671,502
Karman Holdings, Inc.(a)(b)	69,153	3,483,237
Woodward, Inc.	38,004	9,314,400
		18,469,139
Automobile Components — 0.5%
Modine Manufacturing Co.(a)	19,457	1,916,515
Biotechnology — 7.2%
ADMA Biologics, Inc.(a)	77,048	1,403,044
Alkermes PLC(a)	99,034	2,833,363
Arcellx, Inc.(a)	34,453	2,268,730
Catalyst Pharmaceuticals, Inc.(a)	99,162	2,151,815
Disc Medicine, Inc.(a)	21,411	1,133,927
Insmed, Inc.(a)	16,391	1,649,590
Krystal Biotech, Inc.(a)	17,121	2,353,453
Madrigal Pharmaceuticals, Inc.(a)	9,100	2,754,024
Nuvalent, Inc. - Class A(a)	35,515	2,709,794
Protagonist Therapeutics, Inc.(a)	78,277	4,326,370
Revolution Medicines, Inc.(a)	19,520	718,141
TG Therapeutics, Inc.(a)	45,308	1,630,635
Vaxcyte, Inc.(a)	47,824	1,554,758
Veracyte, Inc.(a)	44,448	1,201,429
Viridian Therapeutics, Inc.(a)	84,322	1,178,822
		29,867,895
Building Products — 1.6%
Zurn Elkay Water Solutions Corp.	178,460	6,526,282
Capital Markets — 6.2%
LPL Financial Holdings, Inc.	12,688	4,757,619
Perella Weinberg Partners	230,117	4,468,872
PJT Partners, Inc. - Class A	65,062	10,735,881
StepStone Group, Inc. - Class A	103,703	5,755,517
		25,717,889
Chemicals — 2.7%
Perimeter Solutions, Inc.(a)	260,563	3,627,037
Quaker Chemical Corp.	47,632	5,331,926
Sensient Technologies Corp.	21,519	2,120,052
		11,079,015
Commercial Services & Supplies — 4.7%
MSA Safety, Inc.	47,080	7,887,312
RB Global, Inc.	110,256	11,708,085
		19,595,397
Construction & Engineering — 1.3%
Dycom Industries, Inc.(a)	22,720	5,552,541
Consumer Finance — 1.2%
FirstCash Holdings, Inc.	37,306	5,041,533
Diversified Consumer Services — 1.6%
OneSpaWorld Holdings Ltd.	317,355	6,470,868

	Shares	Value
Electrical Equipment — 1.0%
Powell Industries, Inc.	19,842	$4,175,749
Electronic Equipment, Instruments & Components — 6.7%
Badger Meter, Inc.	15,625	3,827,344
Cognex Corp.	92,957	2,948,596
Coherent Corp.(a)	55,509	4,951,958
Fabrinet(a)	9,229	2,719,602
Itron, Inc.(a)	50,755	6,680,880
Littelfuse, Inc.	18,924	4,290,638
Mirion Technologies, Inc.(a)	103,177	2,221,401
		27,640,419
Energy Equipment & Services — 2.4%
Archrock, Inc.	230,345	5,719,467
Aris Water Solutions, Inc. - Class A	184,542	4,364,418
		10,083,885
Food Products — 1.6%
Freshpet, Inc.(a)	20,070	1,363,957
Vital Farms, Inc.(a)	131,260	5,056,135
		6,420,092
Ground Transportation — 1.4%
Landstar System, Inc.	41,868	5,820,489
Health Care Equipment & Supplies — 5.1%
Beta Bionics, Inc.(a)(b)	53,553	779,732
Establishment Labs Holdings, Inc.(a)(b)	31,376	1,340,069
Glaukos Corp.(a)	21,263	2,196,255
iRhythm Technologies, Inc.(a)	29,888	4,601,556
Lantheus Holdings, Inc.(a)	47,466	3,885,567
Merit Medical Systems, Inc.(a)	63,100	5,898,588
TransMedics Group, Inc.(a)	16,500	2,211,165
		20,912,932
Health Care Providers & Services — 6.6%
BrightSpring Health Services, Inc.(a)	239,348	5,646,219
GeneDx Holdings Corp.(a)	17,152	1,583,301
Guardant Health, Inc.(a)	39,151	2,037,418
HealthEquity, Inc.(a)	38,614	4,045,203
Hims & Hers Health, Inc.(a)(b)	58,574	2,919,914
RadNet, Inc.(a)	72,410	4,120,853
The Ensign Group, Inc.	44,616	6,882,464
		27,235,372
Hotels, Restaurants & Leisure — 4.7%
Genius Sports Ltd.(a)	394,208	4,099,763
Shake Shack, Inc. - Class A(a)	52,299	7,353,239
United Parks & Resorts, Inc.(a)	115,459	5,443,892
Wingstop, Inc.	7,751	2,610,072
		19,506,966
Industrial REITs — 1.7%
EastGroup Properties, Inc.	42,618	7,122,320

The accompanying notes are an integral part of these financial statements.

16

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — 1.2%
Selective Insurance Group, Inc.	56,308	$4,879,088
Interactive Media & Services — 0.5%
ZoomInfo Technologies, Inc.(a)	213,593	2,161,561
Machinery — 6.0%
Atmus Filtration Technologies, Inc.	154,648	5,632,280
Esab Corp.	80,635	9,720,549
Federal Signal Corp.	47,576	5,063,038
SPX Technologies, Inc.(a)	26,345	4,417,530
		24,833,397
Marine Transportation — 0.5%
Kirby Corp.(a)	18,269	2,071,887
Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Corp.(a)	75,541	3,042,792
Viper Energy, Inc.	147,657	5,630,161
		8,672,953
Personal Care Products — 0.8%
BellRing Brands, Inc.(a)	54,274	3,144,093
Pharmaceuticals — 0.6%
Axsome Therapeutics, Inc.(a)	22,691	2,368,714
Professional Services — 0.9%
Parsons Corp.(a)	51,689	3,709,720
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	306,938	3,397,804
Semiconductors & Semiconductor Equipment — 5.1%
Impinj, Inc.(a)	30,782	3,418,957
Lattice Semiconductor Corp.(a)	93,737	4,592,176
Onto Innovation, Inc.(a)	14,956	1,509,509
Rambus, Inc.(a)	124,954	7,999,555
SiTime Corp.(a)	15,767	3,359,632
		20,879,829
Software — 10.7%
Appfolio, Inc. - Class A(a)	21,820	5,024,710
BILL Holdings, Inc.(a)	56,292	2,604,068
Cellebrite DI Ltd.(a)	348,699	5,579,184
Clearwater Analytics Holdings, Inc. - Class A(a)	136,479	2,992,984
Five9, Inc.(a)(b)	98,971	2,620,752
Freshworks, Inc. - Class A(a)	305,615	4,556,720
I3 Verticals, Inc. - Class A(a)	126,744	3,482,925
Monday.com Ltd.(a)	16,921	5,321,316
Pegasystems, Inc.	84,602	4,579,506
Procore Technologies, Inc.(a)	45,603	3,120,157
Varonis Systems, Inc.(a)	83,804	4,253,053
		44,135,375

	Shares	Value
Specialty Retail — 3.3%
Abercrombie & Fitch Co. - Class A(a)	23,217	$1,923,528
Boot Barn Holdings, Inc.(a)	48,429	7,361,208
Revolve Group, Inc.(a)	129,692	2,600,325
Warby Parker, Inc. - Class A(a)	82,434	1,807,778
		13,692,839
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	24,243	5,635,285
Core & Main, Inc. - Class A(a)	83,746	5,054,071
		10,689,356
TOTAL COMMON STOCKS (Cost $294,283,348)		403,791,914
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
First American Government Obligations Fund - Class X, 4.25%(c)	10,571,577	10,571,577
TOTAL SHORT-TERM INVESTMENTS (Cost $10,571,577)		10,571,577
TOTAL INVESTMENTS — 100.4% (Cost $304,854,925)		$414,363,491
Liabilities in Excess of Other Assets - (0.4)%		(1,833,739)
TOTAL NET ASSETS — 100.0%		$412,529,752

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $10,320,571 which represented 2.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

17

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 4.2%
ATI, Inc.(a)	619,769	$53,510,855
BWX Technologies, Inc.	154,009	22,186,537
Howmet Aerospace, Inc.	137,981	25,682,404
Textron, Inc.	351,987	28,261,036
		129,640,832
Automobile Components — 1.1%
Aptiv PLC(a)	490,920	33,490,562
Automobiles — 0.3%
Thor Industries, Inc.	96,656	8,584,019
Banks — 3.9%
Citizens Financial Group, Inc.	801,399	35,862,605
First Horizon Corp.	2,487,254	52,729,785
Huntington Bancshares, Inc.	1,959,508	32,841,354
		121,433,744
Beverages — 1.9%
Coca-Cola Consolidated, Inc.	225,410	25,167,026
Monster Beverage Corp.(a)	533,093	33,392,946
		58,559,972
Biotechnology — 0.7%
Neurocrine Biosciences, Inc.(a)	177,714	22,336,873
Broadline Retail — 1.3%
Coupang, Inc.(a)	1,348,388	40,397,705
Building Products — 2.0%
Carlisle Cos, Inc.	44,754	16,711,144
Carrier Global Corp.	373,417	27,330,390
Owens Corning	117,723	16,189,267
		60,230,801
Capital Markets — 5.0%
Blue Owl Capital, Inc. - Class A	1,153,749	22,163,518
Cboe Global Markets, Inc.	137,577	32,084,332
Coinbase Global, Inc. - Class A(a)	54,625	19,145,516
Evercore, Inc. - Class A	125,174	33,799,484
Morningstar, Inc.	48,308	15,165,330
Robinhood Markets, Inc. - Class A(a)	181,322	16,977,179
StepStone Group, Inc. - Class A	265,367	14,727,869
		154,063,228
Chemicals — 2.5%
Corteva, Inc.	245,040	18,262,831
DuPont de Nemours, Inc.	324,096	22,229,745
The Mosaic Co.	994,722	36,287,458
		76,780,034
Commercial Services & Supplies — 1.7%
Clean Harbors, Inc.(a)	66,265	15,319,143
RB Global, Inc.(b)	363,245	38,572,986
		53,892,129

	Shares	Value
Communications Equipment — 1.0%
Ciena Corp.(a)	358,989	$29,196,575
Construction & Engineering — 1.5%
Quanta Services, Inc.	126,119	47,683,072
Construction Materials — 1.5%
Eagle Materials, Inc.	88,144	17,814,784
Martin Marietta Materials, Inc.	53,195	29,201,927
		47,016,711
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc. - Class A	1,152,068	24,780,982
Casey’s General Stores, Inc.	109,814	56,034,790
		80,815,772
Distributors — 0.8%
LKQ Corp.	651,049	24,095,324
Electric Utilities — 2.1%
Evergy, Inc.	593,696	40,923,465
PPL Corp.	702,583	23,810,538
		64,734,003
Electrical Equipment — 2.7%
AMETEK, Inc.	94,074	17,023,631
GE Vernova, Inc.	52,728	27,901,021
Hubbell, Inc.	44,212	18,056,623
Vertiv Holdings Co. - Class A	159,298	20,455,456
		83,436,731
Electronic Equipment, Instruments & Components — 1.4%
Celestica, Inc.(a)	186,400	29,098,904
Keysight Technologies, Inc.(a)	86,684	14,204,040
		43,302,944
Entertainment — 2.4%
Live Nation Entertainment, Inc.(a)	84,090	12,721,135
Take-Two Interactive Software, Inc.(a)	100,629	24,437,753
TKO Group Holdings, Inc.	209,189	38,061,938
		75,220,826
Financial Services — 2.4%
Corebridge Financial, Inc.	813,269	28,871,050
Jack Henry & Associates, Inc.	51,638	9,303,618
Shift4 Payments, Inc. - Class A(a)(b)	212,047	21,015,978
Toast, Inc. - Class A(a)	311,837	13,811,261
		73,001,907
Food Products — 1.0%
Freshpet, Inc.(a)	181,352	12,324,682
The Hershey Co.	116,872	19,394,908
		31,719,590

The accompanying notes are an integral part of these financial statements.

18

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Gas Utilities — 1.4%
Atmos Energy Corp.	275,622	$42,476,106
Ground Transportation — 0.9%
U-Haul Holding Co.	272,111	14,794,675
XPO, Inc.(a)	110,304	13,930,292
		28,724,967
Health Care Equipment & Supplies — 2.0%
GE HealthCare Technologies, Inc.	412,158	30,528,543
Zimmer Biomet Holdings, Inc.	334,173	30,479,919
		61,008,462
Health Care Providers & Services — 5.7%
Cencora, Inc.	153,814	46,121,128
Centene Corp.(a)	481,823	26,153,352
Encompass Health Corp.	463,396	56,826,252
Henry Schein, Inc.(a)	316,924	23,151,298
Quest Diagnostics, Inc.	139,805	25,113,172
		177,365,202
Health Care REITs — 0.5%
Ventas, Inc.	233,303	14,733,084
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	377,965	29,568,202
Las Vegas Sands Corp.	464,105	20,193,209
Life Time Group Holdings, Inc.(a)	720,593	21,855,586
Texas Roadhouse, Inc.	78,454	14,703,064
Viking Holdings Ltd.(a)	317,701	16,930,286
		103,250,347
Household Durables — 1.6%
D.R. Horton, Inc.	135,997	17,532,733
SharkNinja, Inc.(a)	334,775	33,139,378
		50,672,111
Household Products — 0.6%
Church & Dwight Co., Inc.	200,263	19,247,277
Industrial REITs — 2.1%
EastGroup Properties, Inc.	107,997	18,048,459
STAG Industrial, Inc.(b)	1,287,815	46,721,928
		64,770,387
Insurance — 3.5%
Arch Capital Group Ltd.	133,856	12,187,589
Axis Capital Holdings Ltd.	350,528	36,391,817
Everest Group Ltd.	46,258	15,720,781
Selective Insurance Group, Inc.	129,086	11,185,302
The Allstate Corp.	74,383	14,974,042
White Mountains Insurance Group Ltd.	9,944	17,856,639
		108,316,170

	Shares	Value
IT Services — 3.0%
Cloudflare, Inc. - Class A(a)	221,245	$43,326,408
EPAM Systems, Inc.(a)	117,179	20,719,591
Gartner, Inc.(a)	32,614	13,183,231
MongoDB, Inc.(a)	69,109	14,512,199
		91,741,429
Leisure Products — 0.7%
Brunswick Corp.	399,461	22,066,226
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	213,695	25,218,147
Machinery — 1.8%
Parker-Hannifin Corp.	43,768	30,570,635
Xylem, Inc.	202,177	26,153,617
		56,724,252
Marine Transportation — 0.7%
Kirby Corp.(a)	185,149	20,997,748
Media — 0.7%
Omnicom Group, Inc.	310,541	22,340,320
Metals & Mining — 1.1%
Agnico Eagle Mines Ltd.	143,455	17,061,103
Alamos Gold, Inc. - Class A	595,942	15,828,220
		32,889,323
Mortgage REITs — 0.5%
AGNC Investment Corp.(b)	1,612,590	14,819,702
Multi-Utilities — 2.5%
CenterPoint Energy, Inc.	1,283,081	47,140,396
WEC Energy Group, Inc.	280,709	29,249,878
		76,390,274
Office REITs — 0.5%
Cousins Properties, Inc.	498,377	14,966,261
Oil, Gas & Consumable Fuels — 5.2%
EQT Corp.	1,043,803	60,874,591
Marathon Petroleum Corp.	249,715	41,480,159
Viper Energy, Inc.	1,529,604	58,323,800
		160,678,550
Passenger Airlines — 0.9%
Delta Air Lines, Inc.	590,124	29,022,298
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	130,996	13,640,614
Residential REITs — 1.4%
Mid-America Apartment Communities, Inc.	195,159	28,885,484
UDR, Inc.	329,375	13,448,381
		42,333,865

The accompanying notes are an integral part of these financial statements.

19

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Retail REITs — 1.7%
Agree Realty Corp.(b)	723,047	$52,825,814
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc.(a)	1,168,066	39,936,177
MACOM Technology Solutions Holdings, Inc.(a)	130,028	18,631,712
Monolithic Power Systems, Inc.	37,543	27,458,199
Rambus, Inc.(a)	274,718	17,587,447
Teradyne, Inc.	114,298	10,277,676
		113,891,211
Software — 3.4%
AppLovin Corp. - Class A(a)	81,454	28,515,416
Clearwater Analytics Holdings, Inc. - Class A(a)	927,681	20,344,045
Klaviyo, Inc. - Class A(a)	616,847	20,713,722
Palantir Technologies, Inc. - Class A(a)	74,774	10,193,192
ServiceTitan, Inc. - Class A(a)	128,973	13,823,326
Zscaler, Inc.(a)	31,933	10,025,046
		103,614,747
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	101,425	17,681,420
Specialty Retail — 3.5%
Bath & Body Works, Inc.	512,199	15,345,482
Boot Barn Holdings, Inc.(a)	163,664	24,876,928
Carvana Co.(a)	50,839	17,130,709
Murphy USA, Inc.	63,329	25,762,237
Ross Stores, Inc.	205,289	26,190,771
		109,306,127
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	37,719	28,417,495
TOTAL COMMON STOCKS (Cost $2,330,011,676)		3,079,763,290
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
First American Government Obligations Fund - Class X, 4.25%(c)	92,018,454	92,018,454
TOTAL SHORT-TERM INVESTMENTS (Cost $92,018,454)		92,018,454
TOTAL INVESTMENTS — 102.6% (Cost $2,422,030,130)		$3,171,781,744
Liabilities in Excess of Other Assets - (2.6)%		(79,920,846)
TOTAL NET ASSETS — 100.0%		$3,091,860,898

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $90,497,065 which represented 2.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

20

CARILLON CHARTWELL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace & Defense — 4.4%
AAR Corp.(a)	44,250	$3,043,957
AeroVironment, Inc.(a)	17,115	4,876,919
Rocket Lab Corp.(a)	41,102	1,470,219
		9,391,095
Automobile Components — 1.0%
Modine Manufacturing Co.(a)	22,124	2,179,214
Banks — 7.7%
Axos Financial, Inc.(a)	34,195	2,600,188
Columbia Banking System, Inc.	97,097	2,270,128
First Horizon Corp.	201,106	4,263,447
Pinnacle Financial Partners, Inc.	32,034	3,536,874
Wintrust Financial Corp.	30,053	3,725,971
		16,396,608
Biotechnology — 4.7%
ADMA Biologics, Inc.(a)	127,592	2,323,450
BridgeBio Pharma, Inc.(a)	35,586	1,536,603
KalVista Pharmaceuticals, Inc.(a)	55,895	631,893
Merus NV(a)	16,123	848,070
Scholar Rock Holding Corp.(a)	43,317	1,534,288
Vera Therapeutics, Inc.(a)	26,468	623,586
Viking Therapeutics, Inc.(a)	53,241	1,410,887
Xenon Pharmaceuticals, Inc.(a)	34,119	1,067,925
		9,976,702
Broadline Retail — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	21,530	2,837,223
Chemicals — 0.8%
Avient Corp.	54,945	1,775,273
Construction & Engineering — 7.2%
Comfort Systems USA, Inc.	9,826	5,268,800
Dycom Industries, Inc.(a)	8,757	2,140,123
Primoris Services Corp.	30,680	2,391,199
Sterling Infrastructure, Inc.(a)	24,426	5,635,811
		15,435,933
Consumer Finance — 1.4%
Dave, Inc.(a)	10,881	2,920,569
Distributors — 1.0%
LKQ Corp.	59,126	2,188,253
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc.(a)(b)	12,691	593,050
Electrical Equipment — 1.0%
Powell Industries, Inc.	10,294	2,166,372
Electronic Equipment, Instruments & Components — 5.6%
Coherent Corp.(a)	35,949	3,207,010

	Shares	Value
Fabrinet(a)	11,002	$3,242,069
Itron, Inc.(a)	34,333	4,519,253
Powerfleet, Inc.(a)	212,750	916,953
		11,885,285
Energy Equipment & Services — 0.6%
Aris Water Solutions, Inc. - Class A	51,557	1,219,323
Financial Services — 0.5%
Walker & Dunlop, Inc.	14,001	986,791
Health Care Equipment & Supplies — 7.9%
ICU Medical, Inc.(a)	14,955	1,976,303
Integer Holdings Corp.(a)	27,260	3,352,162
Lantheus Holdings, Inc.(a)	42,793	3,503,035
Merit Medical Systems, Inc.(a)	85,793	8,019,930
		16,851,430
Health Care Providers & Services — 3.4%
GeneDx Holdings Corp.(a)	27,586	2,546,464
HealthEquity, Inc.(a)	20,559	2,153,761
RadNet, Inc.(a)	45,600	2,595,096
		7,295,321
Health Care Technology — 1.0%
LifeMD, Inc.(a)	40,917	557,290
Waystar Holding Corp.(a)	37,669	1,539,532
		2,096,822
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	28,059	2,768,582
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.	40,722	3,185,682
Caesars Entertainment, Inc.(a)	91,553	2,599,190
Churchill Downs, Inc.	9,954	1,005,354
Dutch Bros, Inc. - Class A(a)	27,099	1,852,758
		8,642,984
Household Durables — 1.0%
Installed Building Products, Inc.	12,043	2,171,594
Independent Power and Renewable Electricity Producers — 0.9%
Talen Energy Corp.(a)	6,293	1,829,816
Insurance — 2.0%
Skyward Specialty Insurance Group, Inc.(a)	72,412	4,184,689
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.(a)	79,314	924,008
Machinery — 3.0%
Crane Co.	14,498	2,753,025
Esab Corp.	16,560	1,996,308
Federal Signal Corp.	16,203	1,724,323
		6,473,656

The accompanying notes are an integral part of these financial statements.

21

CARILLON CHARTWELL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Media — 1.2%
Magnite, Inc.(a)	109,273	$2,635,665
Metals & Mining — 1.6%
Carpenter Technology Corp.	12,637	3,492,614
Oil, Gas & Consumable Fuels — 2.7%
Gulfport Energy Corp.(a)	14,989	3,015,337
Matador Resources Co.	55,839	2,664,637
		5,679,974
Personal Care Products — 2.0%
BellRing Brands, Inc.(a)	75,455	4,371,108
Pharmaceuticals — 4.3%
Amneal Pharmaceuticals, Inc.(a)	248,991	2,014,337
ANI Pharmaceuticals, Inc.(a)	30,517	1,991,234
Axsome Therapeutics, Inc.(a)	26,261	2,741,386
Evolus, Inc.(a)	79,113	728,631
Pacira BioSciences, Inc.(a)	45,500	1,087,450
Verona Pharma PLC - ADR(a)	7,428	702,540
		9,265,578
Professional Services — 2.3%
ExlService Holdings, Inc.(a)	60,002	2,627,487
Parsons Corp.(a)	31,771	2,280,205
		4,907,692
Retail REITs — 1.1%
Curbline Properties Corp.	99,550	2,272,727
Semiconductors & Semiconductor Equipment — 6.0%
Credo Technology Group Holding Ltd.(a)	24,076	2,229,197
MACOM Technology Solutions Holdings, Inc.(a)	33,865	4,852,516
Power Integrations, Inc.	20,395	1,140,080
Rambus, Inc.(a)	71,147	4,554,831
		12,776,624
Software — 6.6%
AvePoint, Inc.(a)	182,893	3,531,664
Clearwater Analytics Holdings, Inc. - Class A(a)	93,492	2,050,280
CommVault Systems, Inc.(a)	16,194	2,823,100
Core Scientific, Inc.(a)	25,736	439,314
Gitlab, Inc. - Class A(a)	24,329	1,097,481
IREN Ltd.(a)	32,174	468,775
Q2 Holdings, Inc.(a)	22,128	2,070,959
Tenable Holdings, Inc.(a)	33,491	1,131,326
Terawulf, Inc.(a)	98,109	429,717
		14,042,616
Specialty Retail — 2.4%
Boot Barn Holdings, Inc.(a)	15,806	2,402,512
Burlington Stores, Inc.(a)	11,451	2,663,961
		5,066,473

	Shares	Value
Trading Companies & Distributors — 4.6%
Applied Industrial Technologies, Inc.	20,133	$4,679,916
FTAI Aviation Ltd.	26,179	3,011,632
McGrath RentCorp	18,227	2,113,603
		9,805,151
TOTAL COMMON STOCKS (Cost $190,072,619)		207,506,815
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 4.25%(c)	638,182	638,182
TOTAL SHORT-TERM INVESTMENTS (Cost $638,182)		638,182
TOTAL INVESTMENTS — 97.6% (Cost $190,710,801)		$208,144,997
Other Assets in Excess of Liabilities - 2.4%		5,185,915
TOTAL NET ASSETS — 100.0%		$213,330,912

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $587,116 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

22

CARILLON CHARTWELL REAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 63.0%
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$6,502,180	$5,047,707
0.63%, 02/15/2043	8,371,800	6,220,166
0.88%, 02/15/2047	1,993,410	1,443,678
1.00%, 02/15/2048	3,512,403	2,581,929
U.S. Treasury Inflation Indexed Notes
0.63%, 01/15/2026	8,701,266	8,653,447
2.00%, 01/15/2026	9,293,610	9,309,703
0.13%, 04/15/2026	9,999,987	9,888,847
0.38%, 01/15/2027	7,968,120	7,859,196
2.38%, 01/15/2027	11,135,180	11,321,667
0.13%, 04/15/2027	9,373,485	9,177,207
0.50%, 01/15/2028	9,103,710	8,934,275
1.75%, 01/15/2028	9,187,620	9,304,749
1.25%, 04/15/2028	9,192,353	9,175,055
3.63%, 04/15/2028	6,922,066	7,360,487
0.88%, 01/15/2029	9,077,437	8,936,252
2.13%, 04/15/2029	8,297,120	8,520,153
3.88%, 04/15/2029	7,044,518	7,690,567
0.13%, 01/15/2030	7,312,775	6,901,046
0.13%, 01/15/2031	8,940,554	8,283,294
0.13%, 01/15/2032	2,314,520	2,097,673
1.13%, 01/15/2033	7,797,046	7,450,354
1.75%, 01/15/2034	3,031,687	3,005,145
TOTAL U.S. TREASURY SECURITIES (Cost $156,924,978)		159,162,597

	Shares
COMMON STOCKS — 14.0%
Banks — 0.5%
Pinnacle Financial Partners, Inc.	12,000	1,324,920
Chemicals — 1.7%
Corteva, Inc.	25,000	1,863,250
Nutrien Ltd.	40,000	2,329,600
		4,192,850
Health Care Providers & Services — 0.9%
Quest Diagnostics, Inc.	12,200	2,191,486
IT Services - 0.6%
Kyndryl Holdings, Inc.(a)	35,000	1,468,600
Machinery — 0.5%
CNH Industrial NV	100,000	1,296,000
Metals & Mining — 3.5%
Coeur Mining, Inc.(a)	425,000	3,765,500
Equinox Gold Corp.(a)	250,000	1,437,500
IAMGOLD Corp.(a)	260,000	1,911,000
Taseko Mines Ltd.(a)	515,000	1,622,250
		8,736,250

	Shares	Value
Oil, Gas & Consumable Fuels — 4.2%
Advantage Energy Ltd.(a)	240,000	$2,084,964
Birchcliff Energy Ltd.	250,000	1,371,397
Canadian Natural Resources Ltd.	70,000	2,198,000
EQT Corp.	40,000	2,332,800
Tourmaline Oil Corp.	55,000	2,653,571
		10,640,732
Pharmaceuticals — 1.0%
Teva Pharmaceutical Industries Ltd. - ADR(a)	155,000	2,597,800
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	70,000	1,568,000
Specialty Retail — 0.5%
Camping World Holdings, Inc. - Class A	75,000	1,289,250
TOTAL COMMON STOCKS (Cost $29,664,799)		35,305,888

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054(b)(c)	$715,000	723,464
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053(b)(c)	2,109,859	2,054,639
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054(b)(c)	743,417	755,905
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054(b)(c)	2,375,000	2,413,799
JP Morgan Mortgage Trust
Series 2023-10, Class A4, 6.00%, 05/25/2054(b)(c)	2,028,910	2,046,058
Series 2023-10, Class A7, 6.00%, 05/25/2054(b)(c)	1,740,000	1,763,481
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(c)	728,026	735,390
Series 2023-8, Class A5, 6.00%, 02/25/2054(b)(c)	1,445,000	1,465,030
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053(b)(c)	1,225,000	1,252,667
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053(b)(c)	1,500,000	1,516,918
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054(b)(c)	943,505	949,182

The accompanying notes are an integral part of these financial statements.

23

CARILLON CHARTWELL REAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054(b)(c)	$1,306,046	$1,325,777
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050(b)(c)	874,324	817,512
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053(b)(c)	896,369	902,882
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $18,157,954)		18,722,704
CORPORATE BONDS — 4.3%
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	348,289	347,490
Financial Services — 1.1%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,710,000	2,743,785
Food — 0.5%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	1,300,000	1,346,349
Media — 0.5%
Univision Communications, Inc., 8.50%, 07/31/2031(b)	1,215,000	1,216,346
Oil, Gas & Consumable Fuels — 0.7%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)(d)	1,709,000	1,698,488
Pharmaceuticals — 0.8%
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029(b)	1,000,000	1,088,080
4.88%, 06/01/2029(b)	1,100,000	924,932
		2,013,012
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	1,500,000	1,492,497
TOTAL CORPORATE BONDS (Cost $10,597,759)		10,857,967

	Shares	Value
EXCHANGE TRADED FUNDS — 3.7%
iShares Silver Trust(a)(d)	200,000	$6,562,000
SPDR Gold Shares(a)(d)	9,000	2,743,470
TOTAL EXCHANGE TRADED FUNDS (Cost $5,467,479)		9,305,470

	Par
ASSET-BACKED SECURITIES — 2.0%
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026(b)(c)	$2,265,000	2,212,959
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	1,590,000	1,615,127
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025(b)	383,000	379,151
Series 2021-FHT1, Class A, 3.10%, 07/25/2026(b)	175,489	171,296
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(b)	720,777	698,354
TOTAL ASSET-BACKED SECURITIES (Cost $5,072,535)		5,076,887
AGENCY MORTGAGE- BACKED SECURITIES — 1.7%
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053	1,420,569	1,447,632
Pool SD6320, 5.50%, 08/01/2054	3,005,731	3,012,989
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,370,218)		4,460,621

	Shares
PREFERRED STOCKS — 0.2%
Mortgage REITs — 0.2%
Rithm Capital Corp., Series C, 9.56% (3 mo. Term SOFR + 5.23%), Perpetual	23,000	563,500
TOTAL PREFERRED STOCKS (Cost $428,936)		563,500
SHORT-TERM INVESTMENTS — 5.2%
Money Market Funds — 3.2%
First American Government Obligations Fund - Class X, 4.25%(e)	8,113,678	8,113,678

The accompanying notes are an integral part of these financial statements.

24

CARILLON CHARTWELL REAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS — (Continued)
U.S. Treasury Bills — 2.0%
4.27%, 10/21/2025(f)	$5,000,000	$4,934,655
TOTAL SHORT-TERM INVESTMENTS (Cost $13,048,239)		13,048,333
TOTAL INVESTMENTS — 101.5% (Cost $243,732,897)		$256,503,967
Liabilities in Excess of Other Assets - (1.5)%		(3,816,025)
TOTAL NET ASSETS — 100.0%		$252,687,942

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $7,991,285 which represented 3.2% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
(f)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

25

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 95.1%
Aerospace & Defense — 2.4%
TransDigm, Inc.
6.75%, 08/15/2028(a)	$3,850,000	$3,931,389
6.38%, 03/01/2029(a)	2,575,000	2,641,799
		6,573,188
Airlines — 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)	4,056,666	4,047,357
5.75%, 04/20/2029(a)	2,755,000	2,752,583
		6,799,940
Automobile Components — 1.8%
Phinia, Inc., 6.75%, 04/15/2029(a)	5,005,000	5,166,061
Commercial Services — 2.0%
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026(a)	3,958,000	3,978,526
3.38%, 08/31/2027(a)	1,695,000	1,641,606
		5,620,132
Commercial Services & Supplies — 2.0%
The Brink’s Co.
4.63%, 10/15/2027(a)	1,200,000	1,192,366
6.50%, 06/15/2029(a)	4,177,000	4,305,625
		5,497,991
Consumer Finance — 4.5%
OneMain Finance Corp.
7.13%, 03/15/2026	707,000	717,464
3.50%, 01/15/2027	4,190,000	4,102,046
3.88%, 09/15/2028	1,905,000	1,826,815
SLM Corp.
3.13%, 11/02/2026	3,863,000	3,786,226
6.50%, 01/31/2030	2,115,000	2,219,978
		12,652,529
Diversified Financial Services — 3.2%
Azorra Finance Ltd., 7.25%, 01/15/2031(a)	905,000	923,935
GGAM Finance Ltd.
7.75%, 05/15/2026(a)	3,795,000	3,833,887
8.00%, 02/15/2027(a)	2,765,000	2,850,828
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029(a)	1,200,000	1,252,745
		8,861,395
Electric — 4.8%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	6,974,000	6,890,912
Vistra Operations Co. LLC, 5.50%, 09/01/2026(a)	6,636,000	6,642,331
		13,533,243

	Par	Value
Electrical Components & Equipment — 1.8%
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)	$4,775,000	$4,912,673
Equity REITs — 6.3%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/2026	4,680,000	4,681,020
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	3,560,000	3,555,479
4.88%, 05/15/2029(a)	3,155,000	3,056,894
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026(a)	6,375,000	6,336,130
		17,629,523
Food — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/2026(a)	5,600,000	5,522,877
4.63%, 01/15/2027(a)	1,360,000	1,351,450
		6,874,327
Food Products — 1.4%
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)	3,825,000	3,875,505
Ground Transportation — 2.2%
XPO, Inc., 6.25%, 06/01/2028(a)	6,170,000	6,262,130
Healthcare Products — 1.7%
Medline Borrower LP, 3.88%, 04/01/2029(a)	5,030,000	4,824,983
Health Care Providers & Services — 4.6%
Centene Corp., 4.25%, 12/15/2027	5,910,000	5,820,448
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,100,033
4.25%, 06/01/2029	3,925,000	3,806,531
		12,727,012
Hotels, Restaurants & Leisure — 8.0%
Boyd Gaming Corp., 4.75%, 12/01/2027	6,375,000	6,327,713
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	2,560,000	2,651,090
International Game Technology PLC, 6.25%, 01/15/2027(a)	6,260,000	6,334,049
Travel + Leisure Co.
6.60%, 10/01/2025	2,931,000	2,926,663
6.63%, 07/31/2026(a)	3,580,000	3,619,348
6.00%, 04/01/2027	380,000	383,373
		22,242,236

The accompanying notes are an integral part of these financial statements.

26

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Insurance — 2.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/2029(a)	$5,405,000	$5,528,828
Investment Companies — 4.4%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026(a)	5,505,000	5,388,333
8.00%, 06/15/2027(a)	1,240,000	1,291,868
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	1,388,000	1,378,136
5.25%, 05/15/2027	4,385,000	4,248,763
		12,307,100
Lodging — 2.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)	2,450,000	2,541,902
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(a)	2,830,000	2,836,390
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	825,000	824,072
		6,202,364
Machinery — 2.4%
ESAB Corp., 6.25%, 04/15/2029(a)	6,455,000	6,609,023
Media — 6.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/2025	5,220,000	5,219,618
Sirius XM Radio LLC, 3.13%, 09/01/2026(a)	6,495,000	6,372,469
TEGNA, Inc.
4.75%, 03/15/2026(a)	5,020,000	5,010,364
4.63%, 03/15/2028	1,765,000	1,715,298
		18,317,749
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	625,000	615,337
Mortgage REITs — 2.3%
Starwood Property Trust, Inc.
3.63%, 07/15/2026(a)	4,362,000	4,287,875
4.38%, 01/15/2027(a)	2,015,000	1,996,112
		6,283,987

	Par	Value
Oil & Gas — 2.3%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	$4,425,000	$4,423,792
5.88%, 03/15/2028	2,085,000	2,090,580
		6,514,372
Oil, Gas & Consumable Fuels — 2.5%
Hess Midstream Operations LP
5.88%, 03/01/2028(a)	3,275,000	3,323,817
5.13%, 06/15/2028(a)	3,655,000	3,629,359
		6,953,176
Pharmaceuticals — 4.3%
Jazz Securities DAC, 4.38%, 01/15/2029(a)	7,085,000	6,843,520
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,518,000	1,488,515
4.75%, 05/09/2027	1,399,000	1,396,551
6.75%, 03/01/2028	250,000	259,626
5.13%, 05/09/2029(b)	2,105,000	2,117,127
		12,105,339
Pipelines — 4.7%
Kinetik Holdings LP, 6.63%, 12/15/2028(a)	6,555,000	6,704,389
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(a)	1,940,000	1,939,595
5.50%, 01/15/2028(a)	1,845,000	1,834,164
7.38%, 02/15/2029(a)	2,575,000	2,646,536
		13,124,684
Software — 2.1%
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	5,965,000	5,970,231
Specialized REITs — 2.3%
SBA Communications Corp., 3.88%, 02/15/2027	6,530,000	6,429,446
Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp., 4.75%, 02/15/2026	1,168,000	1,164,927
Trading Companies & Distributors — 4.8%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	6,915,000	6,877,783
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	1,315,000	1,315,118
6.63%, 06/15/2029(a)	5,055,000	5,186,425
		13,379,326
TOTAL CORPORATE BONDS (Cost $262,284,065)		265,558,757

The accompanying notes are an integral part of these financial statements.

27

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
First American Government Obligations Fund - Class X, 4.25%(c)(d)	103,250	$103,250
TOTAL SHORT-TERM INVESTMENTS (Cost $103,250)		103,250
TOTAL INVESTMENTS — 95.1% (Cost $262,387,315)		$265,662,007
Other Assets in Excess of Liabilities - 4.9%		13,558,913
TOTAL NET ASSETS — 100.0%		$279,220,920

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $101,316 which represented 0.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

28

CARILLON REAMS CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 33.5%
Aerospace & Defense — 0.3%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$1,184,000	$1,210,245
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 5.15%, 05/22/2034	1,180,000	1,209,391
Airlines — 2.8%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	564,079	569,148
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	3,747,593	3,750,090
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	428,590	407,725
Series 2019-1, Class AA, 3.15%, 02/15/2032	604,830	555,414
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	404,383	375,718
Series 2020-1, Class A, 4.25%, 11/15/2032(a)	893,917	857,066
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,948,864	1,834,345
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	977,164	914,842
Series 2020-1, Class A, 2.75%, 05/15/2032	1,859,875	1,627,592
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	321,949	312,222
Series 2016-2, Class AA, 2.88%, 10/07/2028	625,494	590,541
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,149,689	1,083,144
Series 2019-1, Class AA, 4.15%, 08/25/2031	341,944	327,484
		13,205,331
Auto Manufacturers — 2.9%
American Honda Finance Corp., 5.20%, 03/05/2035	2,305,000	2,292,446
General Motors Financial Co., Inc.
6.05%, 10/10/2025	1,110,000	1,113,606
1.25%, 01/08/2026	3,440,000	3,376,772
3.10%, 01/12/2032	1,030,000	904,994
Toyota Motor Credit Corp., 5.00%, 03/19/2027	1,415,000	1,435,817

	Par	Value
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(a)	$2,260,000	$2,280,334
3.75%, 05/13/2030(a)	2,805,000	2,663,210
		14,067,179
Banks — 8.0%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	2,370,000	2,403,805
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	2,065,000	2,032,107
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,610,000	1,655,425
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,300,000	1,294,107
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	5,155,000	4,818,764
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	705,000	720,109
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	935,000	942,337
HSBC Holdings PLC
4.95%, 03/31/2030	2,120,000	2,156,094
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	1,000,000	1,005,512
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	820,000	822,452
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	665,000	658,179
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	3,930,000	3,952,752
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	1,420,000	1,445,024
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	1,610,000	1,658,297
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	2,040,000	2,043,582
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	820,000	821,886
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	1,200,000	1,276,137
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,500,000	2,574,045
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,685,000	2,672,330
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,880,000	1,880,366

The accompanying notes are an integral part of these financial statements.

29

CARILLON REAMS CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	$1,635,000	$1,641,289
		38,474,599
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	1,010,000	985,507
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	1,065,000	1,062,725
		2,048,232
Capital Markets — 3.0%
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,680,000	2,391,884
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	1,610,000	1,652,689
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	1,640,000	1,659,154
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,400,000	2,407,494
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	2,570,000	2,313,120
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,610,000	1,651,037
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(a)	1,575,000	1,546,343
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030(a)(b)	605,000	570,895
		14,192,616
Consumer Finance — 0.7%
American Express Co.
5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	1,595,000	1,616,785
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	1,835,000	1,900,196
		3,516,981
Containers & Packaging — 0.5%
Sonoco Products Co., 3.13%, 05/01/2030	2,490,000	2,319,676
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc., 5.25%, 04/02/2035	2,865,000	2,888,870

	Par	Value
Electric — 6.1%
Appalachian Power Co., 2.70%, 04/01/2031	$2,785,000	$2,501,502
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	465,000	446,894
DTE Electric Co., 5.20%, 04/01/2033	2,020,000	2,075,495
Duke Energy Florida LLC
5.88%, 11/15/2033	650,000	692,741
5.65%, 04/01/2040	1,865,000	1,912,211
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,150,000	1,175,698
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,850,000	1,909,859
Entergy Arkansas LLC
5.30%, 09/15/2033	1,645,000	1,688,453
5.45%, 06/01/2034	1,340,000	1,379,935
3.35%, 06/15/2052	1,440,000	962,738
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,470,000	1,507,828
Indianapolis Power & Light Co., 5.65%, 12/01/2032(a)	1,995,000	2,052,273
MidAmerican Energy Co., 5.35%, 01/15/2034	1,025,000	1,062,133
Monongahela Power Co., 5.85%, 02/15/2034(a)	1,390,000	1,445,166
Northern States Power Co./MN, 5.05%, 05/15/2035	2,005,000	2,025,031
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,565,000	2,657,038
San Diego Gas & Electric Co., 5.40%, 04/15/2035	2,890,000	2,950,999
Wisconsin Public Service Corp., 2.85%, 12/01/2051	815,000	499,819
		28,945,813
Electric Utilities — 2.4%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,265,000	2,174,728
Union Electric Co., 5.20%, 04/01/2034	1,620,000	1,646,711
Virginia Electric and Power Co., 5.15%, 03/15/2035	2,975,000	2,984,109
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,595,000	1,366,773
3.95%, 09/01/2032	1,620,000	1,531,231
4.95%, 04/01/2033	1,830,000	1,831,933
		11,535,485
Equity REITs — 0.8%
Agree LP, 2.00%, 06/15/2028	2,805,000	2,629,250
Ventas Realty LP, 4.75%, 11/15/2030	1,405,000	1,410,409
		4,039,659

The accompanying notes are an integral part of these financial statements.

30

CARILLON REAMS CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Ground Transportation — 1.0%
CSX Corp., 5.05%, 06/15/2035	$990,000	$995,695
Norfolk Southern Corp., 5.10%, 05/01/2035	1,205,000	1,211,087
Union Pacific Corp., 5.10%, 02/20/2035	2,585,000	2,629,078
		4,835,860
Hotels, Restaurants & Leisure — 0.5%
McDonald's Corp., 4.95%, 03/03/2035	2,595,000	2,593,473
Multi-Utilities — 0.8%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,430,000	1,358,966
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,930,000	1,694,502
WEC Energy Group, Inc., 1.80%, 10/15/2030	848,000	742,134
		3,795,602
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	2,535,000	2,579,240
Oil, Gas & Consumable Fuels — 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,220,000	2,174,207
Tobacco — 0.4%
Altria Group, Inc., 2.45%, 02/04/2032	2,395,000	2,065,634
Transportation — 1.0%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,615,000	1,020,285
Canadian Pacific Railway Co., 5.20%, 03/30/2035	3,460,000	3,508,203
Union Pacific Railroad Co., Pass Through Trust
Series 2004, 5.40%, 07/02/2025	2,941	2,941
Series 2005, 5.08%, 01/02/2029	28,233	28,372
Series 2006, 5.87%, 07/02/2030	80,571	83,079
		4,642,880
TOTAL CORPORATE BONDS (Cost $161,427,062)		160,340,973
AGENCY MORTGAGE-BACKED SECURITIES — 27.1%
Fannie Mae Pool
5.00%, 07/15/2055(c)	24,895,000	24,394,614
5.50%, 07/15/2055(c)	27,255,000	27,248,765

	Par	Value
4.00%, 08/15/2055(c)	$54,185,000	$50,370,898
4.50%, 08/15/2055(c)	25,060,000	23,956,934
6.00%, 08/15/2055(c)	1,775,000	1,802,023
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,072,626	1,736,980
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $128,598,220)		129,510,214
ASSET-BACKED SECURITIES — 23.8%
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052(a)	1,566,163	1,559,299
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(a)	1,150,000	1,104,814
Series 2022-SFR3, Class A, 4.00%, 10/17/2039(a)	645,000	637,723
Series 2023-SFR1, Class A, 4.00%, 04/17/2040(a)	750,000	737,530
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	265,000	258,543
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(a)(d)	585,000	576,885
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	440,000	431,482
Series 2025-SFR1, Class A, 3.66%, 06/17/2042(a)	1,030,000	983,006
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026(a)	678,333	676,661
Series 2022-3A, Class A, 4.62%, 02/20/2027(a)	1,545,000	1,544,256
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	725,000	744,411
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	525,000	538,671
Series 2025-1A, Class A, 4.80%, 08/20/2029(a)	1,495,000	1,511,455
Series 2025-2A, Class A, 5.12%, 08/20/2031(a)	2,450,000	2,492,297
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	613,220	616,864
Series 2024-A, Class A2A, 5.42%, 02/25/2027	936,217	938,289
Series 2024-A, Class A2B, 4.65% (30 day avg SOFR US + 0.34%), 02/25/2027	493,526	493,611
Series 2025-A, Class A2B, 4.61% (30 day avg SOFR US + 0.30%), 10/25/2027	3,790,000	3,789,992
Bridge Trust, Series 2022-SFR1, Class A, 3.40%, 11/17/2037(a)	1,069,168	1,059,474

The accompanying notes are an integral part of these financial statements.

31

CARILLON REAMS CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	$2,306,656	$2,312,433
Series 2024-1, Class A2A, 4.61%, 10/15/2027	632,638	632,802
Series 2024-1, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 10/15/2027	604,960	604,958
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.84% (30 day avg SOFR US + 0.54%), 11/16/2026(a)	541,358	541,479
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052(a)	533,206	527,224
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(a)	1,668,115	1,656,148
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	3,967,964	3,917,705
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	1,877,621	1,814,327
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	330,800	318,148
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	349,306	347,014
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%, 04/15/2027	557,471	558,916
Series 2024-B, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 04/15/2027	953,275	953,391
Series 2024-C, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 08/15/2027	940,260	940,683
Series 2024-D, Class A2A, 4.59%, 10/15/2027	670,000	670,359
Series 2024-D, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 10/15/2027	800,000	799,445
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	161,529	161,668
Series 2024-1, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 02/16/2027	208,071	208,116
Series 2024-3, Class A2A, 5.35%, 06/16/2027	503,134	504,189
Series 2024-3, Class A2B, 4.66% (30 day avg SOFR US + 0.36%), 06/16/2027	503,134	503,162
Series 2025-1, Class A2B, 4.63% (30 day avg SOFR US + 0.33%), 01/18/2028	3,635,891	3,635,307

	Par	Value
Series 2025-2, Class A2A, 4.40%, 02/16/2028	$830,000	$830,843
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	3,135,000	3,145,525
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	2,040,000	2,045,923
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	3,080,000	3,093,475
Series 2025-4A, Class A, 5.41%, 12/26/2031(a)	2,260,000	2,282,600
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026	63,925	63,795
Series 2024-1, Class A2, 5.36%, 09/15/2026	813,334	814,288
Series 2024-2, Class A2, 5.48%, 11/18/2026	1,692,997	1,696,339
Series 2025-2, Class A2A, 4.30%, 01/18/2028	1,140,000	1,138,934
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 4.93% (30 day avg SOFR US + 0.63%), 01/15/2027	247,245	247,316
Series 2024-B, Class A2A, 5.15%, 06/15/2027	851,091	853,022
Series 2024-B, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 06/15/2027	743,553	743,797
Series 2025-A, Class A2A, 4.33%, 12/15/2027	2,005,000	2,003,813
Series 2025-A, Class A2B, 4.64% (30 day avg SOFR US + 0.34%), 12/15/2027	2,440,000	2,439,646
Series 2025-B, Class A2A, 4.45%, 08/15/2028	2,160,000	2,164,126
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	1,667,144	1,623,100
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.72% (30 day avg SOFR US + 0.42%), 02/16/2027	547,921	548,031
Series 2024-B, Class A2B, 4.74% (30 day avg SOFR US + 0.44%), 12/15/2026	394,272	394,207
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026	13,415	13,424
Series 2024-1, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 05/17/2027	480,801	480,800
Series 2025-1, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 02/15/2028	3,575,462	3,573,232

The accompanying notes are an integral part of these financial statements.

32

CARILLON REAMS CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.95%, 05/15/2026	$39,293	$39,316
Series 2023-B, Class A2B, 4.86% (30 day avg SOFR US + 0.56%), 05/15/2026	57,092	57,098
Series 2024-A, Class A2B, 4.68% (30 day avg SOFR US + 0.38%), 12/15/2026	1,995,106	1,995,190
Series 2024-B, Class A2B, 4.68% (30 day avg SOFR US + 0.38%), 06/15/2027	1,781,584	1,782,147
Series 2025-A, Class A2A, 4.50%, 02/15/2028	3,980,000	3,990,130
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(a)	692,042	691,787
Series 2024-1A, Class A2B, 4.58% (30 day avg SOFR US + 0.28%), 01/24/2028(a)	580,322	580,161
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	1,525,892	1,503,670
Series 2021-SFR4, Class A, 1.56%, 05/17/2038(a)	2,223,976	2,178,303
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(a)	704,403	685,952
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	664,213	616,153
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	869,295	842,895
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	404,773	377,202
Series 2022-SFR1, Class A, 2.71%, 02/17/2041(a)	1,731,958	1,627,553
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(a)	2,983,120	2,901,001
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	753,344	751,557
Series 2024-SFR4, Class A, 3.10%, 07/17/2041(a)	1,443,366	1,360,810
Series 2025-SFR1, Class A, 3.40%, 02/17/2042(a)(d)	305,000	288,984
Series 2025-SFR3, Class A, 3.39%, 07/17/2030(a)	1,775,000	1,668,453
STAR Trust
Series 2022-SFR3, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	3,237,117	3,249,829
Series 2025-SFR5, Class A, 5.76% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	1,035,000	1,036,298
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.65% (30 day avg SOFR US + 0.35%), 12/15/2026	383,535	383,565

	Par	Value
Series 2024-C, Class A2A, 5.16%, 05/17/2027	$661,453	$662,676
Series 2024-C, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 05/17/2027	661,453	661,629
Series 2024-D, Class A2B, 4.69% (30 day avg SOFR US + 0.39%), 08/16/2027	3,937,462	3,938,349
Series 2025-B, Class A2A, 4.46%, 03/15/2028	1,120,000	1,121,670
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(a)	858,689	805,018
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039(a)	1,564,779	1,542,750
Series 2025-SFR1, Class A, 5.41% (1 mo. Term SOFR + 1.10%), 03/17/2042(a)	2,096,395	2,096,722
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028(a)	965,000	967,056
World Omni Auto Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	1,080,000	1,081,096
TOTAL ASSET-BACKED SECURITIES (Cost $113,119,972)		113,983,993
COMMERCIAL MORTGAGE- BACKED SECURITIES — 17.8%
BANK
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,000,000	1,051,627
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057	445,000	447,162
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058(e)	1,120,000	1,170,397
Series 2025-BNK50, Class A5, 5.65%, 05/15/2068(e)	590,000	616,593
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/2056(e)	1,710,000	1,903,001
Series 2024-C24, Class A5, 5.42%, 02/15/2057	2,235,000	2,308,726
Series 2024-C26, Class A5, 5.83%, 05/15/2057	2,075,000	2,194,052
Series 2025-C32, Class A5, 5.72%, 02/15/2062	400,000	420,376
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	494,690
Series 2020-B22, Class A2, 1.16%, 01/15/2054	2,741,000	2,675,039
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,150,555	1,050,576
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,815,000	1,743,967

The accompanying notes are an integral part of these financial statements.

33

CARILLON REAMS CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-B33, Class A2, 3.32%, 03/15/2055	$1,905,000	$1,835,556
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	1,105,000	1,159,535
Series 2025-C11, Class A5, 5.69%, 02/15/2058	4,155,000	4,345,611
Series 2025-C12, Class A5, 5.87%, 06/15/2058(e)	1,190,000	1,259,876
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(a)(e)	871,344	709,737
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(a)(e)	1,365,060	1,111,458
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	1,172,038	1,160,736
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(a)(e)	2,998,242	2,443,100
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(a)(e)	644,452	632,426
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(a)(e)	1,248,853	1,017,230
Series 2021-4, Class A1, 2.50%, 06/01/2051(a)(e)	2,620,310	2,138,420
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(a)(e)	2,794,749	2,275,538
Series 2021-7, Class A1, 2.50%, 08/25/2051(a)(e)	1,803,493	1,471,865
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(e)	733,531	623,702
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(a)(e)	2,622,565	2,136,162
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(a)(e)	483,309	393,519
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(a)(e)	837,037	682,055
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(e)	1,125,355	1,063,795
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(e)	760,906	619,544
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(e)	468,011	397,335
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040(a)(e)	1,055,000	1,087,548
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051(a)(e)	1,098,761	1,017,209
Series 2021-10, Class A3A, 2.00%, 12/25/2051(a)(e)	3,515,102	2,727,941

	Par	Value
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(e)	$261,073	$212,652
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(e)	1,030,308	801,130
Series 2021-14, Class A12, 5.00%, 05/25/2052(a)(e)	1,037,738	1,002,303
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(e)	788,681	624,864
Series 2021-15, Class A2, 3.00%, 06/25/2052(a)(e)	2,656,333	2,259,440
Series 2021-15, Class A3, 2.50%, 06/25/2052(a)(e)	935,491	763,472
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(e)	2,112,909	1,722,906
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(e)	833,275	678,468
Series 2021-7, Class A3, 2.50%, 11/25/2051(a)(e)	645,278	525,978
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(e)	3,234,472	2,634,539
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(a)(e)	1,137,420	926,791
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(e)	1,667,497	1,422,523
Series 2022-1, Class A2, 3.00%, 07/25/2052(a)(e)	1,410,803	1,197,329
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(e)	646,820	548,559
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(e)	330,935	281,058
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(e)	2,279,203	1,935,097
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(e)	1,438,967	1,221,231
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(d)	2,854,356	2,894,603
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051(a)(e)	1,718,077	1,527,735
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(a)(e)	1,483,166	1,207,622
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(e)	281,859	258,184
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(e)	634,910	516,956
Series 2022-J2, Class A2, 3.00%, 08/25/2052(a)(e)	1,416,335	1,202,165
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(e)	803,565	681,492
Series 2023-J1, Class A1, 4.50%, 01/25/2053(a)(e)	816,202	769,944
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(e)	1,277,563	1,130,611

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(a)(e)	$447,778	$386,515
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051(a)(e)	1,159,981	1,040,631
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047(a)(e)	475,000	486,081
Sequoia Mortgage Trust, Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(e)	1,293,211	1,053,700
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	1,700,000	1,491,061
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(a)(e)	662,932	657,857
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(a)(e)	681,877	669,134
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, 5.65%, 02/15/2058	1,625,000	1,697,590
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(a)(e)	264,850	215,812
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $85,337,762)		85,032,137
U.S. TREASURY SECURITIES — 8.0%
U.S. Treasury Bonds
2.38%, 02/15/2042	840,000	611,100
4.25%, 08/15/2054	38,940,000	35,560,130
4.50%, 11/15/2054	1,430,000	1,362,745
U.S. Treasury Notes, 4.25%, 11/15/2034	850,000	852,789
TOTAL U.S. TREASURY SECURITIES (Cost $40,791,416)		38,386,764
MEDIUM-TERM NOTES — 0.2%
BNP Paribas Issuance BV, 09/08/2025(a)(g)	404,000	428,361
Citigroup Global Markets Holdings, Inc.
09/08/2025(h)	423,000	369,148
09/15/2025(i)	231,000	255,934
09/15/2025(h)	231,000	177,413
TOTAL MEDIUM-TERM NOTES (Cost $1,289,000)		1,230,856

	Par	Value
SHORT-TERM INVESTMENTS — 11.6%
U.S. Treasury Bills — 11.6%
4.21%, 09/18/2025(f)	$21,160,000	$20,964,116
4.25%, 10/16/2025(f)	7,295,000	7,204,108
4.28%, 08/14/2025(f)	27,255,000	27,111,552
TOTAL SHORT-TERM INVESTMENTS (Cost $55,285,980)		55,279,776
TOTAL INVESTMENTS — 122.0% (Cost $585,849,412)		$583,764,713
Liabilities in Excess of Other Assets - (22.0)%		(105,185,720)
TOTAL NET ASSETS — 100.0%		$478,578,993

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	To-be-announced security.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)	Zero Coupon instrument. The rate shown is the annualized effective yield as of June 30, 2025.
(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y USD CMS from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 2Y2Y SOFR CMS from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y SOFR CMS from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 27.0%
Fannie Mae Pool
5.00%, 07/15/2055(a)	$56,720,000	$55,579,937
5.50%, 07/15/2055(a)	110,365,000	110,339,751
4.00%, 08/15/2055(a)	206,125,000	191,615,785
4.50%, 08/15/2055(a)	96,030,000	91,803,047
6.00%, 08/15/2055(a)	51,715,000	52,502,330
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $497,946,052)		501,840,850
CORPORATE BONDS — 26.3%
Airlines — 2.0%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	1,789,002	1,805,082
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	8,174,155	8,179,601
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	1,633,610	1,554,082
Series 2019-1, Class AA, 3.15%, 02/15/2032	1,901,936	1,746,542
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	1,273,057	1,182,815
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	2,283,714	2,189,570
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	619,255	557,748
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	7,490,509	7,050,353
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,449,872	1,357,401
Series 2020-1, Class A, 2.75%, 05/15/2032	4,143,802	3,626,274
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	1,993,826	1,933,583
Series 2016-2, Class AA, 2.88%, 10/07/2028	1,265,954	1,195,212
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,602,133	3,393,636

	Par	Value
Series 2019-1, Class AA, 4.15%, 08/25/2031	$1,085,013	$1,039,133
		36,811,032
Auto Manufacturers — 2.9%
American Honda Finance Corp., 5.20%, 03/05/2035	4,920,000	4,893,203
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	3,270,000	3,301,536
General Motors Financial Co., Inc.
6.05%, 10/10/2025	2,555,000	2,563,302
1.25%, 01/08/2026	9,890,000	9,708,221
6.00%, 01/09/2028	16,680,000	17,179,038
Toyota Motor Credit Corp., 4.80%, 05/15/2030	4,415,000	4,485,420
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(b)	7,725,000	7,794,504
3.75%, 05/13/2030(b)	3,760,000	3,569,935
		53,495,159
Banks — 7.7%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	9,110,000	9,239,944
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	4,515,000	4,567,863
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	13,653,000	14,038,213
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	4,945,000	4,922,585
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	12,905,000	12,876,078
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	2,680,000	2,737,434
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	10,985,000	11,071,197
HSBC Holdings PLC, 4.95%, 03/31/2030	5,690,000	5,786,876
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,115,000	3,124,316
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	8,670,000	8,720,193
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	5,870,000	5,973,442

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	$13,655,000	$14,064,627
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	7,790,000	7,803,680
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	4,310,000	4,583,460
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	9,090,000	9,359,227
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	10,605,000	10,554,955
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	13,665,000	13,717,565
		143,141,655
Capital Markets — 3.1%
Morgan Stanley
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033	4,195,000	4,554,544
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	13,655,000	14,017,062
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	4,975,000	5,033,105
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	4,580,000	4,594,301
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	5,270,000	4,743,246
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	13,655,000	14,003,046
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(b)	4,805,000	4,717,571
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030(b)(c)	1,190,000	1,122,918

	Par	Value
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034(b)	$4,295,000	$4,521,395
		57,307,188
Consumer Finance — 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	5,955,000	6,036,338
Containers & Packaging — 0.3%
Sonoco Products Co., 3.13%, 05/01/2030	6,620,000	6,167,172
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035	5,680,000	5,727,324
Electric — 4.8%
Appalachian Power Co., 2.70%, 04/01/2031	7,525,000	6,758,995
DTE Electric Co., 5.20%, 04/01/2033	7,305,000	7,505,688
Duke Energy Florida LLC
5.88%, 11/15/2033	2,230,000	2,376,635
5.65%, 04/01/2040	5,606,000	5,747,912
Duke Energy Indiana LLC, 5.25%, 03/01/2034	4,450,000	4,549,439
Duke Energy Progress LLC, 5.25%, 03/15/2033	7,790,000	8,042,053
Entergy Arkansas LLC
5.30%, 09/15/2033	6,130,000	6,291,927
5.45%, 06/01/2034	5,060,000	5,210,801
3.35%, 06/15/2052	5,500,000	3,677,123
Entergy Louisiana LLC, 5.35%, 03/15/2034	5,285,000	5,421,001
Indianapolis Power & Light Co., 5.65%, 12/01/2032(b)	6,805,000	7,000,361
MidAmerican Energy Co., 5.35%, 01/15/2034	3,725,000	3,859,947
Monongahela Power Co., 5.85%, 02/15/2034(b)	5,120,000	5,323,201
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,575,000	9,918,571
San Diego Gas & Electric Co., 5.40%, 04/15/2035	5,905,000	6,029,637
Wisconsin Public Service Corp., 2.85%, 12/01/2051	3,695,000	2,266,050
		89,979,341
Electric Utilities — 2.0%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	8,270,000	7,940,397

The accompanying notes are an integral part of these financial statements.

38

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Electric Utilities — (Continued)
Union Electric Co., 5.20%, 04/01/2034	$6,090,000	$6,190,415
Virginia Electric and Power Co., 5.15%, 03/15/2035	6,330,000	6,349,382
Wisconsin Power and Light Co.
1.95%, 09/16/2031	4,760,000	4,078,895
3.95%, 09/01/2032	7,150,000	6,758,209
4.95%, 04/01/2033	5,725,000	5,731,048
		37,048,346
Ground Transportation — 0.3%
Union Pacific Corp., 5.10%, 02/20/2035	4,985,000	5,070,002
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp., 4.95%, 03/03/2035	4,985,000	4,982,067
Insurance — 0.5%
MetLife, Inc., 5.38%, 07/15/2033	8,525,000	8,875,254
Multi-Utilities — 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030	4,750,000	4,514,048
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	10,310,000	10,489,926
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	7,540,000	7,384,471
Tobacco — 0.3%
Altria Group, Inc., 2.45%, 02/04/2032	5,725,000	4,937,685
Transportation — 0.4%
Canadian Pacific Railway Co., 5.20%, 03/30/2035	8,080,000	8,192,566
TOTAL CORPORATE BONDS (Cost $489,923,503)		490,159,574
ASSET-BACKED SECURITIES — 20.4%
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052(b)	5,446,125	5,422,257
AMSR Trust
Series 2020-SFR5, Class A, 1.38%, 11/17/2037(b)	1,368,447	1,352,130

	Par	Value
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(b)	$3,635,000	$3,492,173
Series 2022-SFR3, Class A, 4.00%, 10/17/2039(b)	2,385,000	2,358,091
Series 2023-SFR1, Class A, 4.00%, 04/17/2040(b)	2,805,000	2,758,362
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(b)	945,000	921,975
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(b)(d)	2,080,000	2,051,148
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(b)	1,620,000	1,588,637
Series 2025-SFR1, Class A, 3.66%, 06/17/2042(b)	3,730,000	3,559,817
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026(b)	2,350,000	2,344,207
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	5,530,000	5,527,338
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,705,000	2,777,423
Series 2024-1A, Class A, 5.36%, 06/20/2030(b)	1,960,000	2,011,039
Series 2025-1A, Class A, 4.80%, 08/20/2029(b)	5,545,000	5,606,031
Series 2025-2A, Class A, 5.12%, 08/20/2031(b)	9,060,000	9,216,414
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	2,249,728	2,263,097
Series 2024-A, Class A2A, 5.42%, 02/25/2027	3,069,182	3,075,973
Series 2024-A, Class A2B, 4.65% (30 day avg SOFR US + 0.34%), 02/25/2027	1,732,637	1,732,936
Series 2025-A, Class A2B, 4.61% (30 day avg SOFR US + 0.30%), 10/25/2027	14,205,000	14,204,970

The accompanying notes are an integral part of these financial statements.

39

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Bridge Trust, Series 2022-SFR1, Class A, 3.40%, 11/17/2037(b)	$3,966,914	$3,930,944
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	8,461,156	8,482,346
Series 2024-1, Class A2A, 4.61%, 10/15/2027	2,404,023	2,404,648
Series 2024-1, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 10/15/2027	2,190,508	2,190,500
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.84% (30 day avg SOFR US + 0.54%), 11/16/2026(b)	2,049,428	2,049,886
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052(b)	1,878,262	1,857,188
FirstKeyHomes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	5,461,429	5,422,249
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	12,883,852	12,720,663
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(b)	10,091,177	9,751,003
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(b)	1,217,530	1,170,962
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(b)	1,298,826	1,290,306
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%, 04/15/2027	2,110,027	2,115,498
Series 2024-B, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 04/15/2027	3,456,318	3,456,739
Series 2024-C, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 08/15/2027	3,449,024	3,450,577
Series 2024-D, Class A2A, 4.59%, 10/15/2027	2,515,000	2,516,347

	Par	Value
Series 2024-D, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 10/15/2027	$2,905,000	$2,902,983
FRTKL, Series 2021-SFR1, Class A, 1.57%, 09/17/2038(b)	2,005,000	1,931,839
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	507,401	507,840
Series 2024-1, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 02/16/2027	752,888	753,051
Series 2024-3, Class A2A, 5.35%, 06/16/2027	1,648,733	1,652,188
Series 2024-3, Class A2B, 4.66% (30 day avg SOFR US + 0.36%), 06/16/2027	1,648,733	1,648,825
Series 2025-1, Class A2B, 4.63% (30 day avg SOFR US + 0.33%), 01/18/2028	13,177,055	13,174,939
Series 2025-2, Class A2A, 4.40%, 02/16/2028	2,960,000	2,963,005
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029(b)	11,545,000	11,583,761
Series 2025-2A, Class A, 5.13%, 09/25/2031(b)	7,490,000	7,511,745
Series 2025-3A, Class A, 5.06%, 12/26/2029(b)	11,500,000	11,550,313
Series 2025-4A, Class A, 5.41%, 12/26/2031(b)	8,440,000	8,524,400
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026	213,491	213,059
Series 2024-1, Class A2, 5.36%, 09/15/2026	2,531,339	2,534,309
Series 2024-2, Class A2, 5.48%, 11/18/2026	5,438,373	5,449,110
Series 2025-2, Class A2A, 4.30%, 01/18/2028	4,085,000	4,081,179

The accompanying notes are an integral part of these financial statements.

40

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 4.93% (30 day avg SOFR US + 0.63%), 01/15/2027	$741,045	$741,258
Series 2024-B, Class A2A, 5.15%, 06/15/2027	2,835,947	2,842,379
Series 2024-B, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 06/15/2027	2,473,388	2,474,201
Series 2025-A, Class A2A, 4.33%, 12/15/2027	7,380,000	7,375,630
Series 2025-A, Class A2B, 4.64% (30 day avg SOFR US + 0.34%), 12/15/2027	8,965,000	8,963,701
Series 2025-B, Class A2A, 4.45%, 08/15/2028	8,060,000	8,075,398
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	6,109,534	5,948,126
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.72% (30 day avg SOFR US + 0.42%), 02/16/2027	2,086,418	2,086,836
Series 2024-B, Class A2B, 4.74% (30 day avg SOFR US + 0.44%), 12/15/2026	1,444,726	1,444,485
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026	39,350	39,375
Series 2024-1, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 05/17/2027	1,508,055	1,508,050
Series 2025-1, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 02/15/2028	13,280,955	13,272,669
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.95%, 05/15/2026	115,527	115,596
Series 2023-B, Class A2B, 4.86% (30 day avg SOFR US + 0.56%), 05/15/2026	167,917	167,936

	Par	Value
Series 2024-A, Class A2B, 4.68% (30 day avg SOFR US + 0.38%), 12/15/2026	$6,411,088	$6,411,359
Series 2024-B, Class A2B, 4.68% (30 day avg SOFR US + 0.38%), 06/15/2027	6,603,916	6,606,004
Series 2025-A, Class A2A, 4.50%, 02/15/2028	14,735,000	14,772,504
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(b)	2,619,208	2,618,242
Series 2024-1A, Class A2B, 4.58% (30 day avg SOFR US + 0.28%), 01/24/2028(b)	2,203,362	2,202,749
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	4,790,817	4,721,045
Series 2021-SFR4, Class A, 1.56%, 05/17/2038(b)	7,185,852	7,038,279
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(b)	2,677,663	2,607,527
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(b)	2,483,362	2,303,675
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	2,757,832	2,674,078
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(b)	1,520,368	1,416,806
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(b)	9,293,378	9,037,549
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(b)	965,069	962,779
Series 2024-SFR4, Class A, 3.10%, 07/17/2041(b)	5,473,803	5,160,718
Series 2025-SFR1, Class A, 3.40%, 02/17/2042(b)(d)	1,075,000	1,018,551
Series 2025-SFR3, Class A, 3.39%, 07/17/2030(b)	6,590,000	6,194,427

The accompanying notes are an integral part of these financial statements.

41

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
STAR Trust
Series 2022-SFR3, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	$9,573,601	$9,611,196
Series 2025-SFR5, Class A, 5.76% (1 mo. Term SOFR + 1.45%), 02/17/2042(b)	3,845,000	3,849,822
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.65% (30 day avg SOFR US + 0.35%), 12/15/2026	1,308,259	1,308,363
Series 2024-C, Class A2A, 5.16%, 05/17/2027	2,593,591	2,598,388
Series 2024-C, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 05/17/2027	2,593,591	2,594,281
Series 2025-B, Class A2A, 4.46%, 03/15/2028	4,015,000	4,020,988
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039(b)	5,840,512	5,758,290
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028(b)	3,610,000	3,617,692
World Omni Auto Receivables Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	3,860,000	3,863,918
TOTAL ASSET-BACKED SECURITIES (Cost $377,215,149)		380,081,290
U.S. TREASURY SECURITIES — 15.6%
U.S. Treasury Bonds
2.38%, 02/15/2042	15,610,000	11,356,275
4.25%, 08/15/2054	171,825,000	156,911,126
4.50%, 11/15/2054	4,610,000	4,393,186
U.S. Treasury Notes
3.88%, 09/30/2029	13,025,000	13,085,037
4.38%, 12/31/2029	27,770,000	28,458,826
3.88%, 08/15/2034	43,137,000	42,117,551
4.25%, 11/15/2034	8,505,000	8,532,907
4.25%, 05/15/2035	25,080,000	25,119,188
TOTAL U.S. TREASURY SECURITIES (Cost $300,989,713)		289,974,096

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.0%
BANK
Series 2020-BN30, Class A2, 1.36%, 12/15/2053	$2,016,000	$1,980,109
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	3,535,000	3,717,502
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057	1,569,000	1,576,622
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058(e)	4,195,000	4,383,765
Series 2025-BNK50, Class A5, 5.65%, 05/15/2068(e)	2,178,000	2,276,167
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/2056(e)	2,559,840	2,848,759
Series 2024-C24, Class A5, 5.42%, 02/15/2057	2,625,000	2,711,591
Series 2025-C32, Class A5, 5.72%, 02/15/2062	1,415,000	1,487,080
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	1,115,631	1,098,596
Series 2021-B23, Class A2, 1.62%, 02/15/2054	4,517,913	4,125,321
Series 2021-B24, Class A2, 1.95%, 03/15/2054	3,638,000	3,495,620
Series 2022-B33, Class A2, 3.32%, 03/15/2055	8,420,000	8,113,062
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	3,984,000	4,180,624
Series 2025-C11, Class A5, 5.69%, 02/15/2058	3,635,000	3,801,756
Series 2025-C12, Class A5, 5.87%, 06/15/2058(e)	4,365,000	4,621,308
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(b)(e)	8,630,097	7,029,486
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(b)(e)	4,228,549	3,442,965

The accompanying notes are an integral part of these financial statements.

42

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	$3,426,433	$3,393,392
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(b)(e)	9,278,940	7,560,889
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(b)(e)	2,075,353	2,036,625
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(b)(e)	3,823,018	3,113,969
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(e)	11,844,273	9,666,040
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(b)(e)	2,067,398	1,683,315
Series 2021-7, Class A1, 2.50%, 08/25/2051(b)(e)	11,466,143	9,357,737
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(b)(e)	2,282,524	1,940,770
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(b)(e)	1,480,371	1,205,346
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(b)(e)	2,525,062	2,057,532
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(e)	6,459,535	6,106,186
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(e)	2,479,357	2,018,740
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(b)(e)	2,791,202	2,369,691
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047(b)(e)	2,216,272	2,014,338
Series 2020-9, Class A4, 2.50%, 05/25/2051(b)(e)	3,405,280	3,152,535
Series 2021-1, Class A3, 2.50%, 06/25/2051(b)(e)	4,941,147	4,026,449
Series 2021-10, Class A3A, 2.00%, 12/25/2051(b)(e)	11,305,952	8,774,131

	Par	Value
Series 2021-12, Class A3, 2.50%, 02/25/2052(b)(e)	$818,983	$667,087
Series 2021-13, Class A3A, 2.00%, 04/25/2052(b)(e)	3,851,047	2,994,432
Series 2021-14, Class A12, 5.00%, 05/25/2052(b)(e)	3,241,518	3,130,829
Series 2021-14, Class A3A, 2.00%, 05/25/2052(b)(e)	2,950,951	2,338,006
Series 2021-15, Class A2, 3.00%, 06/25/2052(b)(e)	8,773,599	7,462,701
Series 2021-15, Class A3, 2.50%, 06/25/2052(b)(e)	2,929,666	2,390,956
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(e)	6,497,033	5,297,804
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(e)	3,206,742	2,610,991
Series 2021-7, Class A3, 2.50%, 11/25/2051(b)(e)	1,943,125	1,583,878
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(e)	10,146,144	8,264,227
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(b)(e)	3,024,503	2,464,422
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(e)	7,435,337	6,343,001
Series 2022-1, Class A2, 3.00%, 07/25/2052(b)(e)	4,165,040	3,534,811
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(e)	1,924,488	1,632,131
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(e)	965,956	820,373
Series 2022-7, Class 1A2, 3.00%, 12/25/2052(b)(e)	2,755,439	2,341,258
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(e)	7,147,185	6,068,128
Series 2024-7, Class A3, 3.00%, 04/25/2053(b)(e)	4,776,246	4,053,533
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(b)(d)	10,517,839	10,666,143

The accompanying notes are an integral part of these financial statements.

43

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(b)(e)	$4,635,807	$3,774,562
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(e)	657,671	602,430
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(e)	2,328,005	1,895,506
Series 2022-J2, Class A2, 3.00%, 08/25/2052(b)(e)	6,713,264	5,698,125
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(e)	5,910,666	5,012,753
Series 2023-J1, Class A1, 4.50%, 01/25/2053(b)(e)	2,832,464	2,671,936
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(e)	3,978,499	3,520,870
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(b)(e)	1,649,708	1,424,002
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(e)	3,609,173	3,237,827
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047(b)(e)	5,000,000	5,116,637
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051(b)(e)	5,585,568	4,551,227
Series 2021-9, Class A1, 2.50%, 01/25/2052(b)(e)	4,044,296	3,295,268
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	6,305,000	5,530,082
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(b)(e)	2,418,885	2,400,367
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(b)(e)	2,133,131	2,093,269

		Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, 5.65%, 02/15/2058		$1,865,000	$1,948,311
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(b)(e)		988,998	805,879
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $260,926,181)			259,611,780
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 1.7%
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	184,533,000	31,114,904
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $27,881,860)			31,114,904
MEDIUM-TERM NOTES — 0.8%
BNP Paribas Issuance BV, 09/08/2025(b)(l)		1,506,000	1,596,812
Citigroup Global Markets Holdings, Inc.
07/02/2025(g)	EUR	1,410,000	2,081,807
07/02/2025(m)		1,517,000	1,943,095
08/29/2025(h)	EUR	1,560,000	2,037,723
08/29/2025(i)		1,749,000	1,983,873
09/08/2025(j)		1,578,000	1,377,105
09/10/2025(k)	EUR	796,000	985,565
09/15/2025(i)		861,000	953,936
09/15/2025(j)		861,000	661,265
09/22/2025(k)	EUR	797,000	960,112
TOTAL MEDIUM-TERM NOTES (Cost $13,179,377)			14,581,293
SHORT-TERM INVESTMENTS — 15.4%
U.S. Treasury Bills — 15.4%
4.23%, 07/22/2025(f)		59,330,000	59,185,957
4.20%, 09/18/2025(f)		64,060,000	63,466,980
4.25%, 10/16/2025(f)		75,635,000	74,692,621
4.29%, 08/14/2025(f)		90,300,000	89,824,734
TOTAL SHORT-TERM INVESTMENTS (Cost $287,191,766)			287,170,292
TOTAL INVESTMENTS — 121.2% (Cost $2,255,253,601)			$2,254,534,079
Liabilities in Excess of Other Assets - (21.2)%			(394,940,610)
TOTAL NET ASSETS — 100.0%			$1,859,593,469

The accompanying notes are an integral part of these financial statements.

44

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)	Zero Coupon instrument. The rate shown is the annualized effective yield as of June 30, 2025.
(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS2 from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y SOFR CMS from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 2Y2Y SOFR CMS from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS5 from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y USD CMS from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

45

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
10-Year U.S. Ultra Treasury Notes	313	09/19/2025	$35,765,141	$604,331
				$604,331

Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Canadian 10-Year Government Bonds	(431)	09/18/2025	$(38,613,549)	$(239,844)
				$ (239,844)
Net Unrealized Appreciation (Depreciation)				$364,487

There is $63,957 of variation margin due from the broker to the Fund as of the date of this report.
CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	07/02/2025	BRL	169,090,335	USD	30,803,161	$303,637
Goldman Sachs	09/03/2025	CAD	28,330,025	USD	20,766,464	107,719
Goldman Sachs	07/28/2025	INR	1,499,004,070	USD	17,456,099	1,055
Goldman Sachs	07/02/2025	USD	30,171,551	BRL	169,090,335	(935,248)
Goldman Sachs	10/02/2025	USD	20,287,158	BRL	114,283,647	(247,757)
J.P. Morgan Securities, Inc.	07/02/2025	AUD	15,040,000	USD	9,163,165	735,656
J.P. Morgan Securities, Inc.	07/02/2025	BRL	59,476,960	USD	10,899,005	42,707
J.P. Morgan Securities, Inc.	07/02/2025	USD	9,576,118	AUD	15,040,000	(322,703)
J.P. Morgan Securities, Inc.	07/02/2025	USD	9,873,333	BRL	59,476,960	(1,068,379)
J.P. Morgan Securities, Inc.	09/03/2025	USD	8,020,336	BRL	46,525,169	(403,164)
J.P. Morgan Securities, Inc.	08/27/2025	USD	38,203,545	CHF	31,191,857	(1,405,186)
J.P. Morgan Securities, Inc.	07/31/2025	USD	17,469,652	CNY	126,530,941	(230,411)
J.P. Morgan Securities, Inc.	07/03/2025	USD	1,531,040	EUR	1,410,000	(130,197)
J.P. Morgan Securities, Inc.	08/29/2025	USD	1,774,133	EUR	1,560,000	(71,016)
J.P. Morgan Securities, Inc.	09/10/2025	USD	914,711	EUR	796,000	(27,521)
J.P. Morgan Securities, Inc.	09/22/2025	USD	922,487	EUR	797,000	(21,665)
Net Unrealized Appreciation (Depreciation)						$(3,672,473)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
INR - Indian Rupee
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

46

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INTEREST RATE SWAP CONTRACTS
June 30, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	Canadian Oversight Repo Rate A	LCH Ltd.	2.95%	Semi-Annually	01/28/2035	CAD	32,041,000	$(21,441)
Receive	Canadian Oversight Repo Rate A	LCH Ltd.	2.97%	Semi-Annually	01/29/2035	CAD	32,041,000	(62,746)
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.08%	Annually	01/29/2035		$23,583,000	739,588
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.10%	Annually	01/30/2035		$23,583,000	775,868
Total Unrealized Appreciation (Depreciation)								$1,431,269

SOFR - Secured Overnight Borrowing Rate
CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 44	1.00%	Quarterly	Baa2/BBB	06/20/2030	$51,685,000	$1,145,885	$965,784	$180,101
CDX North American High Yield Index Series 44	5.00%	Quarterly	B2/B	06/20/2030	112,520,000	8,517,177	3,574,618	4,942,559
						$9,663,062	$4,540,402	$5,122,660

*	Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $429,830 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

47

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 35.2%
Fannie Mae Pool
5.00%, 07/15/2055(a)	$104,435,000	$102,335,873
4.00%, 08/15/2055(a)	230,895,000	214,642,216
6.00%, 08/15/2055(a)	8,570,000	8,700,473
Fannie Mae REMIC
Series 2024-103, Class FD, 5.46% (30 day avg SOFR US + 1.15%), 01/25/2055	19,263,553	19,265,081
Series 2024-26, Class FC, 5.56% (30 day avg SOFR US + 1.25%), 05/25/2054	10,898,461	10,881,090
Series 2024-70, Class FB, 5.41% (30 day avg SOFR US + 1.10%), 10/25/2054	20,662,804	20,580,651
Series 2024-79, Class FA, 5.41% (30 day avg SOFR US + 1.10%), 11/25/2054	3,651,629	3,644,340
Series 2024-82, Class BF, 5.66% (30 day avg SOFR US + 1.35%), 11/25/2054	15,824,011	15,857,510
Series 2024-87, Class FA, 5.71% (30 day avg SOFR US + 1.40%), 12/25/2054	4,494,489	4,512,452
Series 2024-90, Class B, 5.00%, 07/25/2051	8,402,347	8,376,015
Series 2024-90, Class FA, 5.81% (30 day avg SOFR US + 1.50%), 12/25/2054	8,477,454	8,541,605
Series 2025-1, Class BF, 5.71% (30 day avg SOFR US + 1.40%), 02/25/2055	4,280,294	4,297,447
Series 2025-12, Class GF, 5.66% (30 day avg SOFR US + 1.35%), 03/25/2055	11,422,179	11,445,997
Series 2025-15, Class DF, 5.21% (30 day avg SOFR US + 0.90%), 04/25/2055	19,286,597	19,262,194
Series 2025-55, Class FG, 5.41% (30 day avg SOFR US + 1.10%), 07/25/2055	22,370,000	22,369,953
Series 2025-9, Class FG, 5.66% (30 day avg SOFR US + 1.35%), 03/25/2055	10,511,745	10,482,318

	Par	Value
Federal Home Loan Mortgage Corp.
Series 5389, Class FB, 5.58% (30 day avg SOFR US + 1.27%), 03/25/2054	$2,160,248	$2,159,782
Series 5438, Class FE, 5.61% (30 day avg SOFR US + 1.30%), 08/25/2054	12,695,119	12,683,064
Series 5440, Class WF, 5.46% (30 day avg SOFR US + 1.15%), 08/25/2054	18,534,982	18,542,644
Series 5460, Class FH, 5.41% (30 day avg SOFR US + 1.10%), 10/25/2054	7,414,427	7,384,077
Series 5473, Class FQ, 5.69% (30 day avg SOFR US + 1.38%), 11/25/2054	8,518,313	8,545,868
Series 5481, Class FC, 5.81% (30 day avg SOFR US + 1.50%), 12/25/2054	6,489,916	6,538,842
Series 5482, Class FA, 5.76% (30 day avg SOFR US + 1.45%), 12/25/2054	11,169,380	11,232,687
Series 5491, Class FA, 5.61% (30 day avg SOFR US + 1.30%), 01/25/2055	15,643,568	15,636,974
Series 5494, Class FB, 5.41% (30 day avg SOFR US + 1.10%), 01/25/2055	10,296,123	10,216,585
Series 5499, Class BF, 5.21% (30 day avg SOFR US + 0.90%), 02/25/2055	3,452,020	3,431,873
Series 5499, Class FW, 5.71% (30 day avg SOFR US + 1.40%), 02/25/2055	9,005,677	8,998,322
Series 5503, Class FB, 5.66% (30 day avg SOFR US + 1.35%), 02/25/2055	4,017,698	4,024,789
Series 5513, Class KF, 5.16% (30 day avg SOFR US + 0.85%), 11/25/2054	4,565,539	4,555,802
Series 5557, Class FE, 5.66% (30 day avg SOFR US + 1.35%), 07/25/2055	15,685,000	15,680,087

The accompanying notes are an integral part of these financial statements.

48

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — (Continued)
Series 5563, Class FA, 5.66% (30 day avg SOFR US + 1.35%), 08/25/2055	$16,485,000	$16,479,890
Series 5563, Class GF, 5.36% (30 day avg SOFR US + 1.05%), 08/25/2055	10,900,000	10,891,498
TOTAL AGENCY MORTGAGE- BACKED SECURITIES (Cost $638,777,851)		642,197,999
ASSET-BACKED SECURITIES — 20.5%
AMSR Trust
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(b)	865,000	843,925
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(b)	1,430,000	1,402,315
Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class A, 5.12%, 08/20/2031(b)	1,800,000	1,831,076
Barings Loan Partners CLO Ltd., Series LP-3A, Class AR2, 5.22% (3 mo. Term SOFR + 0.95%), 07/20/2033(b)	6,045,000	6,043,489
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.73% (30 day avg SOFR US + 0.42%), 01/25/2027	10,544,105	10,549,367
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	2,967,511	2,974,078
Series 2024-A, Class A2B, 4.65% (30 day avg SOFR US + 0.34%), 02/25/2027	1,575,895	1,576,167
Capital One Prime Auto Receivables Trust
Series 2024-1, Class A2A, 4.61%, 10/15/2027	2,139,106	2,139,662
Series 2024-1, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 10/15/2027	1,988,855	1,988,848
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.84% (30 day avg SOFR US + 0.54%), 11/16/2026(b)	1,811,230	1,811,635

	Par	Value
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052(b)	$820,450	$811,244
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	5,748,872	5,707,630
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	14,288,170	14,107,193
Ford Credit Auto Owner Trust
Series 2024-A, Class A2B, 4.66% (30 day avg SOFR US + 0.36%), 01/15/2027	4,473,581	4,473,989
Series 2024-C, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 08/15/2027	2,407,571	2,408,654
Series 2024-D, Class A2A, 4.59%, 10/15/2027	3,090,000	3,091,655
Series 2024-D, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 10/15/2027	2,930,000	2,927,966
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	459,946	460,344
Series 2024-1, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 02/16/2027	465,421	465,523
Series 2024-3, Class A2A, 5.35%, 06/16/2027	1,527,464	1,530,666
Series 2024-3, Class A2B, 4.66% (30 day avg SOFR US + 0.36%), 06/16/2027	1,527,464	1,527,550
Series 2024-4, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 10/18/2027	13,820,716	13,826,909
Series 2025-1, Class A2B, 4.63% (30 day avg SOFR US + 0.33%), 01/18/2028	11,190,736	11,188,939
Hertz Vehicle Financing III LLC
Series 2023-4A, Class A, 6.15%, 03/25/2030(b)	9,549,000	9,956,863
Series 2025-1A, Class A, 4.91%, 09/25/2029(b)	10,530,000	10,565,353
Series 2025-2A, Class A, 5.13%, 09/25/2031(b)	7,445,000	7,466,614
Series 2025-3A, Class A, 5.06%, 12/26/2029(b)	11,245,000	11,294,197
Series 2025-4A, Class A, 5.41%, 12/26/2031(b)	8,250,000	8,332,500

The accompanying notes are an integral part of these financial statements.

49

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 06/26/2028(b)	$17,248,000	$16,562,392
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041(b)	5,136,313	4,557,770
Series 2021-2, Class A, 1.90%, 12/17/2026(b)	14,735,821	14,188,888
Series 2021-3, Class A, 2.20%, 01/17/2041(b)	13,248,688	12,221,006
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026	2,444,351	2,447,219
Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, 03/15/2027(b)	3,740,334	3,744,766
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 4.93% (30 day avg SOFR US + 0.63%), 01/15/2027	651,953	652,141
Series 2024-A, Class A2B, 4.72% (30 day avg SOFR US + 0.42%), 04/15/2027	5,385,986	5,388,312
Series 2024-C, Class A2B, 4.70% (30 day avg SOFR US + 0.40%), 09/15/2027	15,865,146	15,872,586
Series 2025-A, Class A2A, 4.33%, 12/15/2027	6,640,000	6,636,068
Series 2025-A, Class A2B, 4.64% (30 day avg SOFR US + 0.34%), 12/15/2027	8,065,000	8,063,831
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,098,119	1,069,108
JP Morgan Mortgage Trust
Series 2024-HE1, Class A1, 5.80% (30 day avg SOFR US + 1.50%), 08/25/2054(b)	1,159,578	1,162,667
Series 2024-HE2, Class A1, 5.50% (30 day avg SOFR US + 1.20%), 10/20/2054(b)	1,599,347	1,598,981
Series 2024-HE3, Class A1, 5.50% (30 day avg SOFR US + 1.20%), 02/25/2055(b)	5,006,664	5,000,246
Series 2025-HE1, Class A1, 5.45% (30 day avg SOFR US + 1.15%), 07/20/2055(b)	5,301,725	5,294,642

	Par	Value
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2B, 4.74% (30 day avg SOFR US + 0.44%), 12/15/2026	$1,022,292	$1,022,121
Mercedes-Benz Auto Receivables Trust
Series 2024-1, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 05/17/2027	1,384,476	1,384,471
Series 2025-1, Class A2B, 4.62% (30 day avg SOFR US + 0.32%), 02/15/2028	12,306,677	12,298,998
Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2B, 4.68% (30 day avgSOFR US + 0.38%), 06/15/2027	5,938,613	5,940,490
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(b)	2,321,288	2,320,433
Series 2024-1A, Class A2B, 4.58% (30 day avg SOFR US + 0.28%), 01/24/2028(b)	1,951,992	1,951,449
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	4,669,714	4,601,706
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(b)	4,765,477	4,420,665
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	4,699,291	4,556,575
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(b)	8,554,537	7,971,835
Series 2025-SFR3, Class A, 3.39%, 07/17/2030(b)	6,465,000	6,076,931
STAR Trust
Series 2022-SFR3, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	8,181,345	8,213,474
Series 2024-SFR4, Class A, 6.06% (1 mo. Term SOFR + 1.75%), 10/17/2041(b)	16,405,062	16,507,110
Series 2025-SFR5, Class A, 5.76% (1 mo. Term SOFR + 1.45%), 02/17/2042(b)	1,905,000	1,907,389
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.65% (30 day avg SOFR US + 0.35%), 12/15/2026	1,109,116	1,109,204

The accompanying notes are an integral part of these financial statements.

50

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2024-C, Class A2A, 5.16%, 05/17/2027	$2,590,690	$2,595,482
Series 2024-C, Class A2B, 4.67% (30 day avg SOFR US + 0.37%), 05/17/2027	2,590,690	2,591,379
Series 2024-D, Class A2B, 4.69% (30 day avg SOFR US + 0.39%), 08/16/2027	12,871,894	12,874,795
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039(b)	7,978,378	7,866,060
Series 2025-SFR1, Class A, 5.41% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)	16,062,377	16,064,887
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.69% (30 day avg SOFR US + 0.39%), 12/15/2027	5,470,000	5,469,998
TOTAL ASSET-BACKED SECURITIES (Cost $371,152,789)		373,510,426
U.S. TREASURY SECURITIES — 16.8%
U.S. Treasury Notes
3.88%, 09/30/2029	45,150,000	45,358,113
3.63%, 09/30/2031	47,470,000	46,676,361
4.13%, 03/31/2032	190,415,000	192,103,446
2.75%, 08/15/2032	25,050,000	23,108,625
TOTAL U.S. TREASURY SECURITIES (Cost $304,813,222)		307,246,545
CORPORATE BONDS — 15.5%
Airlines — 2.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	1,309,889	1,321,663
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	3,589,016	3,591,408
British Airways, Pass Through Trust
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	2,056,899	1,972,105
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	4,352,244	3,919,957
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	10,701,228	10,072,404

	Par	Value
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	$3,538,251	$3,312,586
Series 2020-1, Class A, 2.75%, 05/15/2032	773,708	677,078
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026	2,408,554	2,387,345
Series 2015-1, Class AA, 3.45%, 12/01/2027	852,883	827,113
Series 2016-1, Class A, 3.10%, 07/07/2028	848,979	811,219
Series 2016-2, Class AA, 2.88%, 10/07/2028	3,323,910	3,138,167
Series 2018-1, Class AA, 3.50%, 03/01/2030	987,780	930,606
Series 2019-1, Class AA, 4.15%, 08/25/2031	4,639,912	4,443,711
Series 2019-2, Class AA, 2.70%, 05/01/2032	206,631	184,631
		37,589,993
Auto Manufacturers — 2.0%
American Honda Finance Corp., 5.20%, 03/05/2035(c)	4,370,000	4,346,199
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	6,950,000	7,017,026
4.27%, 01/09/2027	2,215,000	2,183,164
General Motors Financial Co., Inc.
5.35%, 07/15/2027	8,930,000	9,063,805
6.00%, 01/09/2028	7,155,000	7,369,066
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027(b)	6,545,000	6,603,887
		36,583,147
Banks — 3.9%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	2,925,000	2,958,703
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	8,425,000	8,545,173
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	2,410,000	2,477,997
Citigroup, Inc.
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	2,405,000	2,456,541
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	10,255,000	10,335,468

The accompanying notes are an integral part of these financial statements.

51

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	$9,380,000	$9,551,300
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	2,410,000	2,482,296
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	3,990,000	4,135,010
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027	5,470,000	5,307,257
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	8,300,000	8,449,015
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	4,230,000	4,210,039
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	2,405,000	2,414,251
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	8,340,000	8,608,710
		71,931,760
Biotechnology — 0.2%
Amgen, Inc., 5.15%, 03/02/2028	3,465,000	3,540,404
Capital Markets — 0.8%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	2,410,000	2,473,901
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	2,425,000	2,453,323
The Goldman Sachs Group, Inc.
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	7,010,000	7,174,088
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	2,410,000	2,471,427
		14,572,739
Commercial Services — 0.4%
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	6,410,000	6,484,472

	Par	Value
Consumer Finance — 0.4%
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	$6,910,000	$6,988,255
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.
2.55%, 03/21/2031	3,235,000	2,901,433
5.25%, 04/02/2035	5,675,000	5,722,282
		8,623,715
Electric — 2.5%
Appalachian Power Co., 2.70%, 04/01/2031	6,185,000	5,555,400
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	510,000	490,142
Duke Energy Florida LLC, 5.88%, 11/15/2033	3,950,000	4,209,735
Duke Energy Indiana LLC, 5.25%, 03/01/2034	7,605,000	7,774,940
Entergy Arkansas LLC, 5.30%, 09/15/2033	5,810,000	5,963,474
Entergy Louisiana LLC
2.35%, 06/15/2032	5,485,000	4,729,559
5.35%, 03/15/2034	11,650,000	11,949,793
Public Service Electric and Gas Co., 4.65%, 03/15/2033	5,200,000	5,168,018
		45,841,061
Electric Utilities — 1.0%
Duke Energy Corp., 5.00%, 12/08/2027	3,475,000	3,537,390
Southern California Edison Co., 1.20%, 02/01/2026	4,890,000	4,766,565
Virginia Electric and Power Co., 5.15%, 03/15/2035	3,620,000	3,631,084
Wisconsin Power and Light Co., 5.38%, 03/30/2034	6,350,000	6,495,965
		18,431,004
Ground Transportation — 0.1%
Union Pacific Corp., 5.10%, 02/20/2035	2,410,000	2,451,094
Health Care Equipment & Supplies — 0.4%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	6,725,000	7,102,482
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 4.95%, 03/03/2035	2,408,000	2,406,583

The accompanying notes are an integral part of these financial statements.

52

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Insurance — 0.1%
Metropolitan Life Global Funding I, 4.30%, 08/25/2029(b)	$2,720,000	$2,708,767
Multi-Utilities — 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030	6,090,000	5,787,485
Oil & Gas — 0.1%
Chevron USA, Inc., 4.98%, 04/15/2035	2,505,000	2,533,517
Oil, Gas & Consumable Fuels — 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	4,851,000	4,750,937
Transportation — 0.3%
Canadian Pacific Railway Co., 5.20%, 03/30/2035	5,215,000	5,287,653
TOTAL CORPORATE BONDS (Cost $283,247,319)		283,615,068
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.1%
A&D Mortgage Trust, Series 2025-NQM1, Class A1, 5.43%, 03/25/2070(b)(d)	2,103,702	2,102,966
BANK, Series 2021-BN35, Class A2, 1.87%, 06/15/2064	6,280,000	5,890,169
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055(d)	7,380,000	7,489,750
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054	4,235,000	3,949,154
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.61%, 02/25/2065(b)(e)	1,951,109	1,964,577
Chase Home Lending Mortgage Trust, Series 2024-8, Class A4A, 5.50%, 08/25/2055(b)(d)	3,539,290	3,545,413
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1, Class A3A, 2.50%, 04/25/2051(b)(d)	2,673,548	2,176,854
Series 2021-J2, Class A7A, 2.50%, 07/25/2051(b)(d)	1,683,453	1,499,763
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048(b)(d)	1,957,662	1,753,523
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	2,631,674	2,606,297

	Par	Value
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(d)	$5,162,285	$4,212,910
Series 2021-8INV, Class A3, 2.50%, 09/25/2051(b)(d)	1,409,672	1,145,667
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052(b)(d)	2,876,027	2,341,715
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(b)(d)	3,513,782	2,987,675
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(b)(d)	1,965,077	1,600,617
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(b)(d)	6,498,992	5,291,603
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052(b)(d)	4,160,190	3,387,305
Series 2021-PJ7, Class A2, 2.50%, 01/25/2052(b)(d)	3,692,803	3,008,874
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(d)	3,469,843	3,280,036
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(d)	6,467,702	5,266,126
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051(b)(d)	1,148,139	935,597
Series 2021-12, Class A3, 2.50%, 02/25/2052(b)(d)	740,303	603,000
Series 2021-13, Class A3A, 2.00%, 04/25/2052(b)(d)	3,750,178	2,915,999
Series 2021-14, Class A3A, 2.00%, 05/25/2052(b)(d)	2,875,479	2,278,211
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(d)	3,288,901	2,681,832
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(d)	2,561,296	2,085,456
Series 2021-6, Class A3, 2.50%, 10/25/2051(b)(d)	2,797,107	2,277,458
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(d)	2,400,242	1,955,043
Series 2021-INV4, Class A2, 3.00%, 01/25/2052(b)(d)	5,417,516	4,608,063
Series 2021-INV6, Class A2, 3.00%, 04/25/2052(b)(d)	5,683,539	4,841,159
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(d)	5,220,635	4,453,663
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(d)	1,908,517	1,618,587
Series 2022-6, Class A2, 3.50%, 11/25/2052(b)(d)	2,896,700	2,554,044

The accompanying notes are an integral part of these financial statements.

53

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(d)	$2,263,430	$1,922,300
Series 2022-8, Class A3, 4.00%, 01/25/2053(b)(d)	1,792,829	1,633,276
Series 2022-INV1, Class A3, 3.00%, 03/25/2052(b)(d)	3,428,025	2,924,400
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(d)	5,766,187	5,824,513
Series 2024-12, Class A4A, 5.50%, 06/25/2055(b)(d)	4,848,535	4,860,649
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(d)	7,631,740	6,479,527
Series 2024-5, Class A6, 6.00%, 11/25/2054(b)(d)	5,898,579	5,912,035
Series 2024-6, Class A6, 6.00%, 12/25/2054(b)(d)	4,119,354	4,134,693
Series 2024-7, Class A3, 3.00%, 04/25/2053(b)(d)	4,368,460	3,707,451
Series 2024-CCM1, Class A4A, 5.50%, 04/25/2055(b)(d)	987,201	989,805
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(b)(e)	10,313,609	10,459,033
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065(b)(d)	6,795,984	6,820,401
MFA Trust, Series 2025-NQM2, Class A1, 5.68%, 05/27/2070(b)(e)	11,076,235	11,133,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(d)	1,323,883	1,212,683
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(d)	2,465,177	2,007,194
Series 2021-J2, Class A1, 2.50%, 07/25/2051(b)(d)	6,149,680	5,007,186
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(d)	4,638,355	3,933,724
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(d)	3,586,204	3,173,698
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(d)	3,252,255	2,917,633
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051(b)(d)	3,665,935	2,984,874
Series 2021-J4, Class A1, 2.50%, 11/25/2051(b)(d)	4,195,076	3,415,711

	Par	Value
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047(b)(d)	$4,510,000	$4,615,207
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041(b)	5,365,000	5,488,316
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051(b)(d)	5,401,782	4,401,475
Series 2021-4, Class A1, 2.50%, 06/25/2051(b)(d)	5,134,936	4,184,044
Series 2021-6, Class A1, 2.50%, 10/25/2051(b)(d)	2,452,527	1,998,304
Series 2021-9, Class A1, 2.50%, 01/25/2052(b)(d)	1,120,515	912,989
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(b)(d)	1,978,413	1,963,268
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050(b)(d)	8,699,500	7,098,522
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $222,877,530)		221,425,787

FOREIGN GOVERNMENT DEBT OBLIGATIONS — 6.0%
Brazil Letras do Tesouro Nacional, 14.34%, 01/01/2026(f)	BRL	319,435,000	54,743,678
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	330,435,000	55,716,069
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $103,417,146)			110,459,747
MEDIUM-TERM NOTES — 1.6%
BNP Paribas Issuance BV, 09/08/2025(b)(p)		2,933,000	3,109,860
Citigroup Global Markets Holdings, Inc.
07/02/2025(h)		2,776,000	3,542,914
07/02/2025(i)	EUR	2,570,000	3,794,499
08/08/2025(b)(q)		562,000	113,136
08/22/2025(b)(r)		552,000	135,411
08/29/2025(l)		3,429,000	3,889,480
08/29/2025(m)	EUR	3,058,000	3,994,459
09/08/2025(k)		3,074,000	2,682,649
09/10/2025(j)	EUR	1,552,000	1,921,604
09/15/2025(k)		1,682,000	1,291,810
09/15/2025(l)		1,682,000	1,863,555
09/22/2025(j)	EUR	1,561,000	1,880,470

The accompanying notes are an integral part of these financial statements.

54

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Share
MEDIUM-TERM NOTES — (Continued)
JPMorgan Chase Bank NA, 07/02/2025(b)(n)	$814,000	$366,2119
Nomura America Finance LLC, 07/25/2025(b)(o)	1,646,000	969,955
TOTAL MEDIUM-TERM NOTES (Cost $28,931,439)		29,556,021
	Shares
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 4.25%(g)	2,459,835	2,459,835
	Par
U.S. Treasury Bills — 5.8%
4.27%, 08/07/2025(f)	$105,400,000	104,939,539
TOTAL SHORT-TERM INVESTMENTS (Cost $107,402,947)		107,399,374
TOTAL INVESTMENTS — 113.6% (Cost $2,060,620,243)		$2,075,410,967
Liabilities in Excess of Liabilities - (13.6)%		(249,144,248)
TOTAL NET ASSETS — 100.0%		$1,826,266,719

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan as of June 30, 2025. The total market value of these securities was $2,421,066 which represented 0.1% of net assets.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(f)	Zero coupon instrument. The rate shown is the annualized effective yield as of June 30, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025. Investment made with cash collateral received for securities on loan.
(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic EUR CMS5 from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 2Y2Y SOFR CMS from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y SOFR CMS from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic EUR CMS2 from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the USD/JPY Exchange Rate and the USD/CNH Exchange Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

55

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Consumer Staples Select Sector SPDR Fund from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y CMS from its initial underlying value to its final underlying value.

(q)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the SPX Index and the USD/CNH Exchange Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(r)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index and the ICE IBA – USD SOFR ICE Swap Rate 30YR (each, an “underlying”) from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

56

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Put Options — (0.0)%(a)
U.S. Treasury Long Bonds, Expiration: 07/25/2025; Exercise Price: $114.00(b)(c)	$(67,318,281)	(583)	$(428,141)
TOTAL WRITTEN OPTIONS (Premiums received $619,067)			$(428,141)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	$100,000 notional value per contract.
CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
10-Year U.S. Ultra Treasury Notes	576	09/19/2025	$65,817,000	$1,112,441
Euro-Bund	1,954	09/08/2025	299,568,987	(2,167,577)
				$(1,055,136)

Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Canadian 10-Year Government Bonds	(789)	09/18/2025	$(70,686,984)	$(438,850)
Euro-BOBL	(1,816)	09/08/2025	(251,736,751)	1,087,871
U.S. Treasury Long Bonds	(650)	09/19/2025	(75,054,687)	(1,192,954)
				$(543,933)
Net Unrealized Appreciation (Depreciation)				$(1,599,069)

There is $474,988 of variation margin due from the Fund to the broker as of the date of this report.
The accompanying notes are an integral part of these financial statements.

57

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	07/28/2025	INR	590,273,730	USD	6,951,000	$(76,769)
Goldman Sachs	07/02/2025	BRL	371,819,654	USD	67,734,334	667,678
Goldman Sachs	09/03/2025	CAD	51,185,262	USD	37,519,800	194,621
Goldman Sachs	07/28/2025	INR	5,331,452,743	USD	62,085,465	3,754
Goldman Sachs	07/02/2025	USD	66,345,439	BRL	371,819,654	(2,056,573)
Goldman Sachs	10/02/2025	USD	44,610,049	BRL	251,301,789	(544,800)
Goldman Sachs	01/05/2026	USD	51,246,571	BRL	296,220,556	(747,853)
J.P. Morgan Securities, Inc.	07/02/2025	AUD	53,660,000	USD	33,123,457	2,193,746
J.P. Morgan Securities, Inc.	07/02/2025	BRL	130,783,924	USD	23,965,829	93,909
J.P. Morgan Securities, Inc.	07/02/2025	USD	34,165,859	AUD	53,660,000	(1,151,345)
J.P. Morgan Securities, Inc.	07/02/2025	USD	21,710,479	BRL	130,783,924	(2,349,259)
J.P. Morgan Securities, Inc.	09/03/2025	USD	6,706,681	BRL	38,904,784	(337,130)
J.P. Morgan Securities, Inc.	08/27/2025	USD	54,460,014	CHF	44,461,675	(1,999,290)
J.P. Morgan Securities, Inc.	07/31/2025	USD	68,961,891	CNY	499,064,253	(850,826)
J.P. Morgan Securities, Inc.	07/03/2025	USD	2,790,620	EUR	2,570,000	(237,309)
J.P. Morgan Securities, Inc.	08/29/2025	USD	3,477,756	EUR	3,058,000	(139,209)
J.P. Morgan Securities, Inc.	09/10/2025	USD	1,783,457	EUR	1,552,000	(53,659)
J.P. Morgan Securities, Inc.	09/22/2025	USD	1,806,779	EUR	1,561,000	(42,432)
Total Unrealized Appreciation (Depreciation)						$(7,432,746)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
INR - Indian Rupee
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

58

Carillon Reams Unconstrained Bond Fund
Schedule of Inflation and Interest Rate Swap Contracts
June 30, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Annually	12/24/2034	EUR	267,100,000	$6,333,573
Receive	Canadian Overnight Repo Rate A	LCH Ltd.	2.95%	Semi-Annually	01/28/2035	CAD	59,042,000	(39,508)
Receive	Canadian Overnight Repo Rate A	LCH Ltd.	2.97%	Semi-Annually	01/29/2035	CAD	59,042,000	(115,622)
Receive	US CPI Urban Consumers NSA Index	LCH Ltd.	2.45%	Termination	06/30/2053		$25,507,000	(16,331)
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.08%	Annually	01/29/2035		$43,457,000	1,362,858
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.10%	Annually	01/30/2035		$43,457,000	1,429,712
Pay	US CPI Urban Consumers NSA Index	LCH Ltd.	2.72%	Termination	06/30/2053	EUR	17,646,000	2,820,497
Total Unrealized Appreciation (Depreciation)								$11,775,179

SOFR - Secured Overnight Borrowing Rate
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
The accompanying notes are an integral part of these financial statements.

59

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts
Buy Protection
June 30, 2025 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 43 Version 1 Index	1.00%	Quarterly	Baa2/BBB	06/20/2030	$97,210,000	$(1,178,045)	$(1,006,759)	$(171,286)

Carillon Reams Unconstrained Bond Fund
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
June 30, 2025 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 44	(1.00%)	Quarterly	Baa2/BBB	06/20/2030	$97,210,000	$2,155,200	$1,884,644	$270,556
CDX North American High Yield Index Series 44	(5.00%)	Quarterly	B2/B	06/20/2030	214,260,000	16,218,363	7,808,456	8,409,907
						$18,373,563	$9,693,100	$8,680,463

*	Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $811,446 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

60

Statements of Assets and Liabilities
June 30, 2025

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Assets
Investments - unaffiliated, at value(a)(b)	$21,208,598	$63,549,078	$57,070,137
Cash	397,216	1,469,160	1,810,335
Receivable for investments sold	—	226,955	—
Receivable for fund shares sold	1,370	12,733	22,004
Receivable for dividends and interest, net	17,377	38,605	93,256
Receivable for foreign tax reclaims	1,243	—	1,408
Due from adviser, net	69	—	—
Prepaid expenses	26,784	34,125	28,457
Total assets	21,652,657	65,330,656	59,025,597
LIABILITIES
Payable for securities lending collateral received	513,981	192,153	304,822
Payable for fund shares redeemed	—	175,198	36,772
Accrued custody fees	1,028	2,686	2,233
Accrued investment advisory fees, net	—	1,081	24,160
Accrued administrative fees	1,710	5,061	4,754
Accrued distribution fees	12	44	10
Accrued shareholder servicing fees	1,283	7,065	2,474
Accrued professional fees	409	898	1,139
Accrued trustees fees	376	220	1,322
Accrued compliance fees	525	525	525
Other accrued expenses	5,513	3,105	9,138
Total liabilities	524,837	388,036	387,349
Contingent Liabilities (Note 4)
Net assets	$21,127,820	$64,942,620	$58,638,248
Net Assets Consists of
Paid-in capital	15,531,632	55,611,644	46,226,622
Total distributable earnings (loss)	5,596,188	9,330,976	12,411,626
Net assets	$21,127,820	$64,942,620	$58,638,248
Net assets, at market value
Class A	$11,492	$28,212	$9,888
Class C	11,792	54,618	10,130
Class I	21,093,234	64,847,814	58,429,438
Class R-6	11,302	11,976	188,792
NAV, offering and redemption price per share(c)
Class A	$17.34	$16.65	$13.76
Class A maximum offering price(d)	18.20	17.48	14.45
Class C	17.29	16.58	13.73
Class I	17.36	16.68	13.78
Class R-6	17.37	16.67	13.79

The accompanying notes are an integral part of the financial statements.

61

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Shares of beneficial interest outstanding
Class A	663	1,694	719
Class C	682	3,294	738
Class I	1,215,188	3,888,415	4,240,464
Class R-6	651	718	13,694
(a) Identified cost	$17,860,541	$54,623,343	$50,504,106
(b) Includes securities on loan, at value	$498,372	$177,808	$285,838
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

62

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$520,032,105	$684,624,495	$503,176,535	$6,005,986,374
Cash	701,839	27,865,771	177	80,979,955
Receivable for investments sold	—	20,792,519	19,045,583	—
Receivable for fund shares sold	39,190	518,785	45,518	3,826,674
Receivable for dividends and interest, net	26,032	1,830,490	461,912	1,288,126
Receivable for foreign tax reclaims	—	2,545,308	24,284	16,885
Prepaid expenses	18,231	101,457	11,188	79,260
Total assets	520,817,397	738,278,825	522,765,197	6,092,177,274
Liabilities
Payable for principal and interest due on line of credit	—	—	305,000	—
Payable for securities lending collateral received	—	18,964,655	—	27,514,019
Payable for investments purchased	—	32,565,356	3,220,176	2,672,352
Payable for fund shares redeemed	119,987	328,081	536,670	5,502,729
Payable for interest due on line of credit	—	—	55	—
Accrued custody fees	2,326	18,555	2,502	26,523
Accrued investment advisory fees, net	207,220	357,770	199,600	2,481,469
Accrued administrative fees	41,182	54,721	41,735	483,965
Accrued distribution fees	51,340	5,977	62,448	150,643
Accrued shareholder servicing fees	31,529	57,459	32,363	156,066
Accrued professional fees	7,427	9,840	9,393	97,296
Accrued trustees fees	6,811	7,425	8,996	89,534
Accrued compliance fees	525	525	525	525
Other accrued expenses	21,078	18,081	25,408	197,470
Total liabilities	489,425	52,388,445	4,444,871	39,372,591
Contingent Liabilities (Note 4)
Net assets	$520,327,972	$685,890,380	$518,320,326	$6,052,804,683
Net Assets Consists of
Paid-in capital	$166,173,310	$510,015,279	$277,705,144	$3,565,200,799
Total distributable earnings (loss)	354,154,662	175,875,101	240,615,182	2,487,603,884
Net assets	520,327,972	685,890,380	518,320,326	6,052,804,683
Net assets, at market value
Class A	$225,359,928	$23,883,348	$196,762,525	$578,335,416
Class C	8,307,210	1,505,587	28,302,704	42,534,537
Class I	286,383,968	640,074,881	283,125,440	1,824,435,487
Class R-6	276,866	20,426,564	10,129,657	3,607,499,243

The accompanying notes are an integral part of the financial statements.

63

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
NAV, offering and redemption price per share(c)
Class A	$58.59	$27.45	$21.22	$75.31
Class A maximum offering price(d)	61.51	28.82	22.28	79.07
Class C	29.71	26.88	19.90	53.67
Class I	64.22	27.75	21.14	82.34
Class R-6	62.86	27.47	21.09	83.52
Shares of beneficial interest outstanding
Class A	3,846,227	869,991	9,274,548	7,679,122
Class C	279,605	56,005	1,422,062	792,582
Class I	4,459,730	23,063,015	13,393,648	22,156,583
Class R-6	4,404	743,662	480,262	43,195,505
(a) Identified cost	$182,010,220	$513,647,335	$329,110,581	$4,034,495,644
(b) Includes securities on loan, at value	$—	$18,573,841	$—	$27,041,743
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

64

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
Assets
Investments - unaffiliated, at value(a)(b)	$414,363,491	$3,171,781,744	$208,144,997	$256,503,967
Cash	9,375,549	8,188,090	5,297,552	3,440,144
Receivable for investments sold	—	13,958,392	796,704	—
Receivable for fund shares sold	225,027	1,437,695	18,663	13,910
Receivable for dividends and interest, net	83,933	2,448,021	116,176	990,679
Receivable for foreign tax reclaims	—	—	—	70,773
Prepaid expenses	19,983	48,653	2,587	32,657
Total assets	424,067,983	3,197,862,595	214,376,679	261,052,130
Liabilities
Payable for securities lending collateral received	10,571,577	92,018,454	638,182	8,113,678
Payable for investments purchased	—	9,272,556	—	—
Payable for fund shares redeemed	626,306	2,305,696	237,000	132,661
Accrued custody fees	3,467	14,861	4,210	2,445
Accrued investment advisory fees, net	199,514	1,707,839	101,583	55,902
Accrued administrative fees	33,388	248,762	16,931	20,691
Accrued distribution fees	30,339	21,963	3,382	23
Accrued shareholder servicing fees	27,943	205,097	13,902	17,321
Accrued professional fees	7,342	50,404	5,521	3,438
Accrued trustees fees	7,297	46,664	4,147	3,771
Accrued compliance fees	525	525	525	525
Other accrued expenses	30,533	108,876	20,384	13,733
Total liabilities	11,538,231	106,001,697	1,045,767	8,364,188
Contingent Liabilities (Note 4)
Net assets	$412,529,752	$3,091,860,898	$213,330,912	$252,687,942
Net Assets Consists of
Paid-in capital	$292,537,682	$2,168,626,593	$107,687,889	$262,333,350
Total distributable earnings (loss)	119,992,070	923,234,305	105,643,023	(9,645,408)
Net assets	$412,529,752	$3,091,860,898	$213,330,912	$252,687,942
Net assets, at market value
Class A	$123,466,652	$34,036,242	$13,357,632	$70,440
Class C	6,561,715	18,333,123	931,618	11,120
Class I	168,612,777	2,607,976,644	196,211,014	252,595,119
Class R-6	113,888,608	431,514,889	2,830,648	11,263

The accompanying notes are an integral part of the financial statements.

65

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
NAV, offering and redemption price per share(c)
Class A	$20.40	$24.50	$28.03	$13.69
Class A maximum offering price(d)	21.42	25.72	29.43	14.22
Class C	2.61	23.51	26.17	13.68
Class I	24.61	24.74	28.63	13.69
Class R-6	25.82	24.71	28.87	13.69
Shares of beneficial interest outstanding
Class A	6,051,296	1,389,240	476,607	5,146
Class C	2,517,667	779,913	35,603	813
Class I	6,852,777	105,433,126	6,853,880	18,456,772
Class R-6	4,411,263	17,463,191	98,050	822
(a) Identified cost	$304,854,925	$2,422,030,130	$190,710,801	$243,732,897
(b) Includes securities on loan, at value	$10,320,571	$90,497,065	$587,116	$7,991,285
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV except for Carillon Chartwell Real Income Fund which is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

66

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Assets
Investments - unaffiliated, at value(a)(b)	$265,662,007	$583,764,713	$2,254,534,079	$2,075,410,967
Unrealized appreciation - open forward contracts	—	—	1,190,774	3,153,708
Cash	11,179,900	19,474,923	80,290,948	99,584,136
Foreign currency (Cost $—, $—, $8, and $42)	—	—	8	42
Deposit at broker - open swap contracts	—	—	11,274,610	25,736,322
Deposit at broker - open futures contracts	—	—	1,639,367	5,616,388
Segregated cash - open forward contracts and/or TBA transactions	—	—	3,830,000	8,000,000
Variation margin receivable - open swap contracts	—	—	429,830	811,446
Variation margin receivable - open futures contracts	—	—	63,957	—
Receivable for investments sold	—	139,051,446	524,964,283	466,305,340
Receivable for fund shares sold	305,237	386,491	1,801,562	1,359,860
Receivable for dividends and interest, net	3,295,449	3,102,602	12,460,736	8,993,166
Prepaid expenses	35,236	4,997	40,152	16,568
Total assets	280,477,829	745,785,172	2,892,520,306	2,694,987,943
Liabilities
Written options, at value (Premiums received $—, $—, $—, and $619,067)	—	—	—	428,141
Payable for securities lending collateral received	103,250	—	—	2,459,835
Unrealized depreciation - open forward contracts	—	—	4,863,247	10,586,454
Variation margin payable - open futures contracts	—	—	—	474,988
Payable for investments purchased	905,000	266,612,762	1,026,244,524	853,018,402
Payable for fund shares redeemed	139,173	387,969	1,035,465	805,874
Accrued custody fees	1,184	4,224	16,391	20,399
Accrued investment advisory fees, net	51,247	72,494	371,458	522,842
Accrued administrative fees	22,892	40,190	150,618	147,460
Accrued distribution fees	11	4,582	7,139	9,300
Accrued shareholder servicing fees	12,337	36,572	113,672	116,091
Accrued professional fees	3,647	8,053	29,116	36,277
Accrued trustees fees	4,077	7,308	27,624	23,917
Accrued compliance fees	525	1,272	780	828
Other accrued expenses	13,566	30,753	66,803	70,416
Total liabilities	1,256,909	267,206,179	1,032,926,837	868,721,224

The accompanying notes are an integral part of the financial statements.

67

Statements of Assets and Liabilities
June 30, 2025(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Contingent Liabilities (Note 4)
Net assets	$279,220,920	$478,578,993	$1,859,593,469	$1,826,266,719
Net Assets Consists of
Paid-in capital	$277,841,507	$552,040,323	$2,021,987,210	$1,787,123,536
Total distributable earnings (loss)	1,379,413	(73,461,330)	(162,393,741)	39,143,183
Net assets	$279,220,920	$478,578,993	$1,859,593,469	$1,826,266,719
Net assets, at market value
Class A	$10,606	$14,299,380	$19,427,794	$34,921,010
Class C	10,758	1,931,695	3,753,371	2,671,703
Class I	248,740,627	426,853,867	1,499,929,591	1,495,226,722
Class R-6	30,458,929	35,494,051	336,482,713	293,447,284
NAV, offering and redemption price per share(c)
Class A	$9.64	$10.81	$29.94	$12.78
Class A maximum offering price(d)	10.02	11.23	31.11	13.28
Class C	9.63	10.76	29.67	12.63
Class I	9.63	10.82	30.06	12.82
Class R-6	9.64	10.85	30.07	12.81
Shares of beneficial interest outstanding
Class A	1,101	1,322,370	648,922	2,732,593
Class C	1,117	179,555	126,496	211,479
Class I	25,823,509	39,440,428	49,894,824	116,672,018
Class R-6	3,160,201	3,272,829	11,190,144	22,900,197
(a) Identified cost	$262,387,315	$585,849,412	$2,255,253,601	$2,060,620,243
(b) Includes securities on loan, at value	$101,316	$—	$—	$2,421,066
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

68

Statements of Operations
January 1, 2025 to June 30, 2025 (Unaudited)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Investment income
Dividends	$190,777	$122,519	$549,385
Less: foreign taxes withheld	(1,365)	—	(1,231)
Interest	6,956	53,396	20,180
Securities lending, net (Note 7)	64	1,062	56
Total investment income	196,432	176,977	568,390
Expenses
Investment advisory fees	69,093	138,422	257,017
Administrative fees:
Class A	5	15	5
Class C	5	17	5
Class I	10,614	22,657	32,006
Class R-6	5	6	111
Distribution and service fees:
Class A	13	36	12
Class C	54	169	51
Shareholder servicing fees:
Class A	—	10	—
Class C	—	6	—
Class I	10,614	22,572	32,005
Custodian fees	3,579	10,307	8,588
Professional fees	1,104	415,664	3,163
State registration fees	32,349	31,973	29,881
Trustees compensation	596	1,116	1,855
Compliance fees	1,600	1,600	1,600
Interest expense on line of credit	—	713	540
Other expenses	16,617	62,104	26,294
Total expenses before adjustments	146,248	707,387	393,133
Fees and expenses waived	(50,514)	(490,073)	(55,843)
Recovered fees previously waived by Manager	—	—	2
Total expenses after adjustments	95,734	217,314	337,292
Net investment income (loss)	100,698	(40,337)	231,098
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	1,800,134	264,165	3,903,683
Net realized gain (loss)	1,800,134	264,165	3,903,683
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,241,275)	2,230,172	(11,024,247)
Net gain (loss) on investments	558,859	2,494,337	(7,120,564)
Net increase (decrease) in assets resulting from operations	$659,557	$2,454,000	$(6,889,466)

The accompanying notes are an integral part of the financial statements.

69

Statements of Operations
January 1, 2025 to June 30, 2025 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Investment income
Dividends	$1,681,624	$12,768,004	$6,013,982	$13,793,804
Less: foreign taxes withheld	—	(1,410,908)	(71,489)	(187,325)
Interest	25,972	258,807	244,366	677,422
Securities lending, net (Note 7)	—	59,173	—	10,940
Non-recurring income and associated expense amounts:
Foreign withholding tax claims and interest	—	2,440,696	—	—
Less: related expenses for withholding tax claims	—	(3,240)	—	—
Total investment income	1,707,596	14,112,532	6,186,859	14,294,841
Expenses
Investment advisory fees	1,341,839	2,081,364	1,242,710	14,805,746
Administrative fees:
Class A	104,815	10,673	97,250	274,232
Class C	4,119	645	14,346	23,208
Class I	128,242	277,725	144,777	907,662
Class R-6	120	8,295	4,888	1,681,665
Distribution and service fees:
Class A	262,037	26,682	243,125	685,579
Class C	41,190	6,448	143,461	232,076
Shareholder servicing fees:
Class A	85,751	9,945	86,339	411,347
Class C	2,939	396	11,080	20,530
Class I	94,656	262,865	115,826	840,216
Custodian fees	6,411	59,630	6,941	77,208
Professional fees	22,592	29,195	25,326	269,148
State registration fees	29,594	44,151	30,949	83,307
Trustees compensation	13,119	16,368	14,788	156,221
Compliance fees	1,600	1,600	1,600	1,600
Interest expense on line of credit	1,420	124	55	4,469
Other expenses	71,340	105,751	78,986	596,382
Total expenses before adjustments	2,211,784	2,941,857	2,262,447	21,070,596
Fees and expenses waived	(180,620)	(89,184)	—	—
Recovered fees previously waived by Manager	—	791	—	—
Total expenses after adjustments	2,031,164	2,853,464	2,262,447	21,070,596
Net investment income (loss)	(323,568)	11,259,068	3,924,412	(6,775,755)

The accompanying notes are an integral part of the financial statements.

70

Statements of Operations
January 1, 2025 to June 30, 2025 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	$6,019,819	$1,444,274	$56,533,837	$485,816,843
Foreign currency transactions	—	122,618	—	—
Net realized gain (loss)	6,019,819	1,566,892	56,533,837	485,816,843
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	29,357,418	88,602,932	(37,926,339)	(97,130,940)
Net gain (loss) on investments	35,377,237	90,169,824	18,607,498	388,685,903
Net increase (decrease) in assets resulting from operations	$35,053,669	$101,428,892	$22,531,910	$381,910,148

The accompanying notes are an integral part of the financial statements.

71

Statements of Operations
January 1, 2025 to June 30, 2025 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
Investment income
Dividends	$1,279,580	$22,850,280	$570,047	$206,170
Less: foreign taxes withheld	(9,987)	(55,911)	—	(21,163)
Interest	65,854	216,982	149,676	5,824,796
Securities lending, net (Note 7)	12,694	29,989	8,415	20,860
Total investment income	1,348,141	23,041,340	728,138	6,030,663
Expenses
Investment advisory fees	1,242,472	10,919,323	656,893	451,185
Administrative fees:
Class A	62,062	16,642	6,466	31
Class C	3,397	9,078	471	5
Class I	83,212	1,256,645	101,168	123,277
Class R-6	58,408	206,696	1,377	5
Distribution and service fees:
Class A	155,155	41,606	16,165	77
Class C	33,965	90,777	4,710	54
Shareholder servicing fees:
Class A	99,093	20,905	5,959	37
Class C	3,012	10,052	366	—
Class I	82,481	1,336,645	100,027	104,516
Custodian fees	9,294	42,033	10,371	7,547
Professional fees	19,558	139,643	12,304	11,942
State registration fees	29,761	38,769	29,831	29,768
Trustees compensation	11,453	81,909	6,240	6,882
Compliance fees	1,600	1,600	1,600	1,600
Interest expense on line of credit	2,680	15,825	—	—
Other expenses	89,368	343,076	52,557	50,542
Total expenses before adjustments	1,986,971	14,571,224	1,006,505	787,468
Fees and expenses waived	—	(487,627)	—	(35,975)
Recovered fees previously waived by Manager	—	—	454	—
Total expenses after adjustments	1,986,971	14,083,597	1,006,959	751,493
Net investment income (loss)	(638,830)	8,957,743	(278,821)	5,279,170
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	14,272,087	171,399,288	68,943,236	3,378,463
Foreign currency translations	—	—	—	(6,439)
Net realized gain (loss)	14,272,087	171,399,288	68,943,236	3,372,024
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(16,680,704)	9,938,036	(77,875,172)	4,986,866
Net gain (loss) on investments	(2,408,617)	181,337,324	(8,931,936)	8,358,890
Net increase (decrease) in assets resulting from operations	$(3,047,447)	$190,295,067	$(9,210,757)	$13,638,060

The accompanying notes are an integral part of the financial statements.

72

Statements of Operations
January 1, 2025 to June 30, 2025 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Investment income
Interest	$7,720,829	$11,742,375	$41,416,553	$36,723,372
Securities lending, net (Note 7)	119	77	1,354	4,601
Total investment income	7,720,948	11,742,452	41,417,907	36,727,973
Expenses
Investment advisory fees	403,475	853,112	3,572,622	4,162,818
Administrative fees:
Class A	5	11,356	10,504	16,767
Class C	5	1,016	1,971	1,124
Class I	120,917	216,076	722,227	676,708
Class R-6	13,564	15,297	158,453	137,965
Distribution and service fees:
Class A	13	28,391	26,259	41,917
Class C	52	10,161	19,715	11,238
Shareholder servicing fees:
Class A	—	15,954	12,948	22,021
Class C	—	840	1,774	932
Class I	89,446	202,803	705,680	676,708
Custodian fees	3,569	10,705	53,895	61,769
Professional fees	12,992	23,747	85,464	89,496
State registration fees	29,971	34,316	59,086	125,919
Trustees compensation	7,539	13,809	50,478	45,866
Compliance fees	1,600	2,647	2,855	3,104
Other expenses	45,012	93,205	226,043	188,677
Total expenses before adjustments	728,160	1,533,435	5,709,974	6,263,029
Fees and expenses waived	(82,656)	(407,136)	(1,330,630)	(1,258,417)
Total expenses after adjustments	645,504	1,126,299	4,379,344	5,004,612
Net investment income (loss)	7,075,444	10,616,153	37,038,563	31,723,361

The accompanying notes are an integral part of the financial statements.

73

Statements of Operations
January 1, 2025 to June 30, 2025 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	$220,561	$144,394	$(80,998)	$21,441,413
Foreign currency translations	—	—	(52,034)	(8,572,054)
Written options	—	—	—	2,331,261
Swap contracts - credit default	—	—	2,853,108	2,450,752
Futures contracts	—	—	556,040	(1,886,476)
Forward contracts	—	—	(2,317,909)	12,697,146
Net realized gain (loss)	220,561	144,394	958,207	28,462,042
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	3,076,786	9,129,070	50,072,354	48,963,365
Swap contracts - credit default	—	—	5,037,571	8,399,164
Swap contracts - inflation and interest rates	—	—	1,431,269	7,954,371
Futures contracts	—	—	364,487	9,876,541
Forward contracts	—	—	(4,666,607)	(20,792,384)
Written options	—	—	—	190,926
Net change in unrealized appreciation (depreciation)	3,076,786	9,129,070	52,239,074	54,591,983
Net gain (loss) on investments	3,297,347	9,273,464	53,197,281	83,054,025
Net increase (decrease) in assets resulting from operations	$10,372,791	$19,889,617	$90,235,844	$114,777,386

The accompanying notes are an integral part of the financial statements.

74

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024

	Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Small Cap Value Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Net assets, beginning of period	$23,147,689	$23,787,319	$31,472,415	$16,724,557	$76,297,764	$143,320,162
Increase (decrease) in net assets from operations
Net investment income (loss)	100,698	250,186	(40,337)	(80,403)	231,098	806,289
Net realized gain (loss)	1,800,134	2,343,405	264,165	3,414,308	3,903,683	23,669,865
Net change in unrealized appreciation (depreciation)	(1,241,275)	18,300	2,230,172	2,431,216	(11,024,247)	(15,244,971)
Net increase (decrease) in net assets resulting from operations	659,557	2,611,891	2,454,000	5,765,121	(6,889,466)	9,231,183
Distributions to shareholders from earnings	—	(2,827,513)	—	(1,890,643)	—	(25,752,198)
Fund share transactions
Proceeds from shares sold-Class A	594	9,673	11,250	30,580	—	9,675
Issued as reinvestment of distributions-Class A	—	1,218	—	1,952	—	3,176
Cost of shares redeemed-Class A	—	—	(16,048)	—	—	—
Proceeds from shares sold-Class C	624	10,000	42,608	10,000	—	10,000
Issued as reinvestment of distributions-Class C	—	1,199	—	653	—	3,211
Cost of shares redeemed-Class C	—	—	—	—	—	—
Proceeds from shares sold-Class I	815,607	5,892,362	46,915,579	11,964,680	9,419,015	22,370,713
Issued as reinvestment of distributions-Class I	—	2,823,805	—	1,887,293	—	18,830,493
Cost of shares redeemed-Class I	(3,496,251)	(9,173,556)	(15,937,184)	(3,032,523)	(20,139,963)	(92,071,483)
Proceeds from shares sold-Class R-6	—	10,000	1	10,000	42,000	339,520
Issued as reinvestment of distributions-Class R-6	—	1,291	—	745	—	3,312
Cost of shares redeemed-Class R-6	—	—	(1)	—	(91,102)	—
Net increase (decrease) from fund share transactions	(2,679,426)	(424,008)	31,016,205	10,873,380	(10,770,050)	(50,501,383)
Increase (decrease) in net assets	(2,019,869)	(639,630)	33,470,205	14,747,858	(17,659,516)	(67,022,398)
Net assets, end of period	$21,127,820	$23,147,689	$64,942,620	$31,472,415	$58,638,248	$76,297,764
Shares issued and redeemed
Shares sold-Class A	36	554	659	1,869	—	508
Issued as reinvestment of distributions-Class A	—	73	—	116	—	211
Shares redeemed-Class A	—	—	(950)	—	—	—
Shares sold-Class C	37	573	2,581	674	—	525
Issued as reinvestment of distributions-Class C	—	72	—	39	—	213
Shares redeemed-Class C	—	—	—	—	—	—
Shares sold-Class I	49,774	331,391	3,019,970	668,865	661,399	1,133,584
Issued as reinvestment of distributions-Class I	—	168,888	—	112,205	—	1,252,860
Shares redeemed-Class I	(211,485)	(515,355)	(991,256)	(186,721)	(1,455,741)	(4,788,967)
Shares sold-Class R-6	—	574	—	674	2,734	17,032
Issued as reinvestment of distributions-Class R-6	—	77	—	44	—	220
Shares redeemed-Class R-6	—	—	—	—	(6,292)	—
Shares issued and redeemed	(161,638)	(13,153)	2,031,004	597,765	(797,900)	(2,383,814)

The accompanying notes are an integral part of the financial statements.

75

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Net assets, beginning of period	$482,811,612	$402,832,954	$523,547,019	$369,437,330	$557,137,117	$610,687,012
Increase (decrease) in net assets from operations
Net investment income (loss)	(323,568)	(1,041,964)	11,259,068	9,761,396	3,924,412	9,141,241
Net realized gain (loss)	6,019,819	61,449,641	1,566,892	17,883,986	56,533,837	74,792,781
Net change in unrealized appreciation (depreciation)	29,357,418	76,494,838	88,602,932	26,467,315	(37,926,339)	2,698,299
Net increase (decrease) in net assets resulting from operations	35,053,669	136,902,515	101,428,892	54,112,697	22,531,910	86,632,321
Distributions to shareholders from earnings	—	(55,383,942)	—	(19,353,072)	(2,005,699)	(85,354,084)
Fund share transactions
Proceeds from shares sold-Class A	1,979,000	7,046,930	2,107,808	16,435,750	4,410,182	16,676,239
Issued as reinvestment of distributions-Class A	—	24,342,160	—	740,856	588,764	26,680,476
Cost of shares redeemed-Class A	(13,772,209)	(26,017,017)	(1,889,840)	(1,002,235)	(21,174,758)	(43,791,706)
Proceeds from shares sold-Class C	575,504	2,316,681	176,890	63,157	1,179,748	1,714,385
Issued as reinvestment of distributions-Class C	—	1,031,098	—	33,149	49,171	4,161,509
Cost of shares redeemed-Class C	(1,885,473)	(3,414,227)	(106,113)	(166,286)	(5,208,927)	(14,775,849)
Proceeds from shares sold-Class I	39,532,994	40,885,009	120,607,612	178,078,015	12,029,909	30,947,516
Issued as reinvestment of distributions-Class I	—	28,512,313	—	18,204,621	1,006,335	38,848,238
Cost of shares redeemed-Class I	(23,987,127)	(74,463,169)	(67,704,701)	(77,366,258)	(52,966,602)	(110,729,640)
Proceeds from shares sold-Class R-3	—	2,104	—	259,988	—	29,370
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Cost of shares redeemed-Class R-3	—	(316,144)	—	(15,847,793)	—	(1,332,815)
Proceeds from shares sold-Class R-5	—	193,649	—	365	—	190,614
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Cost of shares redeemed-Class R-5	—	(1,588,069)	—	(48,939)	—	(3,195,938)
Proceeds from shares sold-Class R-6	49,736	436,231	9,942,033	1,993,914	2,589,997	1,897,893
Issued as reinvestment of distributions-Class R-6	—	25,005	—	376,078	44,500	1,296,004
Cost of shares redeemed-Class R-6	(29,734)	(501,067)	(2,219,220)	(2,367,973)	(1,891,321)	(3,303,834)
Proceeds from shares sold-Class Y	—	833	—	158	—	314
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Cost of shares redeemed-Class Y	—	(32,235)	—	(36,503)	—	(140,908)
Net increase (decrease) from fund share transactions	2,462,691	(1,539,915)	60,914,469	119,350,064	(59,343,002)	(54,828,132)
Increase (decrease) in net assets	37,516,360	79,978,658	162,343,361	154,109,689	(38,816,791)	(53,549,895)
Net assets, end of period	$520,327,972	$482,811,612	$685,890,380	$523,547,019	$518,320,326	$557,137,117

The accompanying notes are an integral part of the financial statements.

76

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Shares issued and redeemed
Shares sold-Class A	37,148	132,843	86,122	660,966	217,678	773,041
Issued as reinvestment of distributions-Class A	—	441,781	—	31,837	29,482	1,303,640
Shares redeemed-Class A	(259,094)	(484,493)	(77,662)	(42,146)	(1,050,091)	(1,982,186)
Shares sold-Class C	20,640	87,344	7,022	2,837	62,285	83,796
Issued as reinvestment of distributions-Class C	—	36,772	—	1,450	2,620	216,861
Shares redeemed-Class C	(69,540)	(126,100)	(4,351)	(7,301)	(272,795)	(719,144)
Shares sold-Class I	669,607	698,695	4,798,562	7,388,484	597,830	1,429,901
Issued as reinvestment of distributions-Class I	—	472,841	—	775,331	50,595	1,903,993
Shares redeemed-Class I	(416,781)	(1,255,048)	(2,729,177)	(3,217,516)	(2,663,081)	(5,076,475)
Shares sold-Class R-3	—	47	—	12,238	—	1,417
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Shares redeemed-Class R-3	—	(6,702)	—	(707,481)	—	(62,683)
Shares sold-Class R-5	—	3,839	—	17	—	9,174
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Shares redeemed-Class R-5	—	(28,606)	—	(2,187)	—	(149,794)
Shares sold-Class R-6	868	7,907	405,917	83,301	123,718	85,364
Issued as reinvestment of distributions-Class R-6	—	424	—	16,189	2,243	63,638
Shares redeemed-Class R-6	(559)	(9,332)	(88,593)	(100,093)	(101,823)	(148,940)
Shares sold-Class Y	—	15	—	7	—	15
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Shares redeemed-Class Y	—	(584)	—	(1,626)	—	(6,657)
Shares issued and redeemed	(17,711)	(28,357)	2,397,840	4,894,307	(3,001,339)	(2,275,039)

The accompanying notes are an integral part of the financial statements.

77

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Net assets, beginning of period	$6,235,415,155	$6,459,078,781	$456,155,390	$589,513,089	$3,060,842,861	$3,338,735,849
Increase (decrease) in net assets from operations
Net investment income (loss)	(6,775,755)	(13,486,463)	(638,830)	(672,011)	8,957,743	15,483,790
Net realized gain (loss) on investments	485,816,843	753,284,648	14,272,087	93,107,928	171,399,288	574,107,301
Net change in unrealized appreciation (depreciation)	(97,130,940)	44,686,695	(16,680,704)	(21,178,234)	9,938,036	81,611,525
Net increase (decrease) in net assets resulting from operations	381,910,148	784,484,880	(3,047,447)	71,257,683	190,295,067	671,202,616
Distributions to shareholders from earnings	—	(723,838,312)	—	(86,926,791)	—	(426,629,934)
Fund share transactions
Proceeds from shares sold-Class A	38,840,146	55,458,515	3,557,930	12,067,818	3,192,813	9,640,795
Issued as reinvestment of distributions-Class A	—	63,140,453	—	23,616,957	—	3,740,170
Cost of shares redeemed-Class A	(79,796,330)	(158,871,345)	(16,641,057)	(36,635,577)	(5,779,352)	(6,755,824)
Proceeds from shares sold-Class C	1,629,626	2,173,142	132,802	417,146	769,077	592,888
Issued as reinvestment of distributions-Class C	—	6,317,175	—	1,456,023	—	2,314,401
Cost of shares redeemed-Class C	(16,914,828)	(24,118,451)	(1,366,221)	(4,443,123)	(2,379,211)	(4,521,694)
Proceeds from shares sold-Class I	121,887,102	1,195,176,265	11,592,494	63,600,884	181,148,902	235,859,337
Issued as reinvestment of distributions-Class I	—	227,124,870	(1)	33,431,751	—	342,258,462
Cost of shares redeemed- Class I	(478,792,187)	(605,462,217)	(22,852,292)	(113,048,280)	(327,091,327)	(1,121,630,529)
Proceeds from shares sold-Class R-3	—	1,556,084	—	309,935	—	56,372
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Cost of shares redeemed-Class R-3	—	(45,652,492)	—	(17,960,064)	—	(3,388,657)
Proceeds from shares sold-Class R-5	—	10,481,618	—	466,667	—	246,440
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Cost of shares redeemed-Class R-5	—	(945,699,847)	—	(19,470,152)	—	(3,974,024)
Proceeds from shares sold-Class R-6	276,354,224	435,046,302	10,529,639	40,461,826	39,114,457	110,256,851
Issued as reinvestment of distributions-Class R-6	—	400,453,090	—	21,634,569	—	40,872,914

The accompanying notes are an integral part of the financial statements.

78

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Cost of shares redeemed-Class R-6	(427,728,373)	(899,452,689)	(25,531,485)	(123,580,584)	(48,252,389)	(124,981,019)
Proceeds from shares sold-Class Y	—	231,779	—	—	—	107,576
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Cost of shares redeemed-Class Y	—	(2,212,446)	—	(14,387)	—	(3,160,129)
Net increase (decrease) from fund share transactions	(564,520,620)	(284,310,194)	(40,578,191)	(117,688,591)	(159,277,030)	(522,465,670)
Increase (decrease) in net assets	(182,610,472)	(223,663,626)	(43,625,638)	(133,357,699)	31,018,037	(277,892,988)
Net assets, end of period	$6,052,804,683	$6,235,415,155	$412,529,752	$456,155,390	$3,091,860,898	$3,060,842,861
Shares issued and redeemed
Shares sold-Class A	575,700	745,929	182,107	515,759	139,075	403,110
Issued as reinvestment of distributions-Class A	—	891,185	—	1,151,485	—	162,545
Shares redeemed-Class A	(1,160,843)	(2,138,972)	(842,908)	(1,524,723)	(256,405)	(282,165)
Shares sold-Class C	34,556	40,764	52,801	139,319	34,936	25,890
Issued as reinvestment of distributions-Class C	—	124,698	—	553,621	—	104,440
Shares redeemed-Class C	(344,187)	(450,308)	(551,056)	(1,448,997)	(106,906)	(195,744)
Shares sold-Class I	1,616,963	14,537,242	497,216	2,208,151	7,756,674	9,663,193
Issued as reinvestment of distributions-Class I	—	2,936,706	—	1,353,512	—	14,752,520
Shares redeemed-Class I	(6,391,845)	(7,422,734)	(965,351)	(3,970,713)	(14,243,147)	(46,355,582)
Shares sold-Class R-3	—	23,114	—	16,021	—	2,575
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Shares redeemed-Class R-3	—	(634,647)	—	(863,468)	—	(148,863)
Shares sold-Class R-5	—	134,916	—	17,285	—	11,178
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Shares redeemed-Class R-5	—	(11,539,373)	—	(668,189)	—	(168,360)
Shares sold-Class R-6	3,531,378	5,251,310	420,730	1,321,835	1,663,893	4,479,621
Issued as reinvestment of distributions-Class R-6	—	5,107,169	—	835,312	—	1,764,806
Shares redeemed-Class R-6	(5,587,288)	(10,889,468)	(1,045,282)	(4,031,638)	(2,073,708)	(5,180,842)
Shares sold-Class Y	—	3,058	—	—	—	4,892
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Shares redeemed-Class Y	—	(27,327)	—	(520)	—	(134,904)
Shares issued and redeemed	(7,725,566)	(3,306,738)	(2,251,743)	(4,395,948)	(7,085,588)	(21,091,690)

The accompanying notes are an integral part of the financial statements.

79

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon Chartwell Small Cap Fund		Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Net assets, beginning of period	$253,714,160	$260,847,291	$249,066,040	$307,897,758	$269,408,268	$247,271,669
Increase (decrease) in net assets from operations
Net investment income (loss)	(278,821)	(895,042)	5,279,170	10,915,488	7,075,444	12,997,391
Net realized gain (loss) on investments	68,943,236	51,315,234	3,372,024	(7,850,346)	220,561	(394,729)
Net change in unrealized appreciation (depreciation)	(77,875,172)	(1,339,637)	4,986,866	16,081,041	3,076,786	1,552,207
Net increase (decrease) in net assets resulting from operations	(9,210,757)	49,080,555	13,638,060	19,146,183	10,372,791	14,154,869
Distributions to shareholders from earnings	—	(25,468,493)	(4,317,170)	(10,845,271)	(5,904,056)	(12,957,796)
Fund share transactions
Proceeds from shares sold-Class A	94,587	965,971	29,241	48,788	1	9,781
Issued as reinvestment of distributions-Class A	—	1,448,767	1,023	545	216	364
Cost of shares redeemed-Class A	(640,841)	(2,262,786)	(11,112)	(125)	(10)	—
Proceeds from shares sold-Class C	39,658	58,098	—	10,000	—	10,000
Issued as reinvestment of distributions-Class C	—	108,091	147	237	187	319
Cost of shares redeemed-Class C	(150,452)	(550,036)	—	—	—	—
Proceeds from shares sold-Class I	4,129,936	19,537,316	17,658,158	9,769,186	25,726,646	52,158,109
Issued as reinvestment of distributions-Class I	—	23,371,355	4,199,416	10,538,786	5,216,635	12,883,528
Cost of shares redeemed- Class I	(34,590,430)	(67,105,360)	(27,576,055)	(87,510,365)	(55,674,343)	(44,132,972)
Proceeds from shares sold-Class R-3	—	50	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Cost of shares redeemed-Class R-3	—	(26,924)	—	—	—	—
Proceeds from shares sold-Class R-5	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Cost of shares redeemed-Class R-5	—	(22,495)	—	—	—	—
Proceeds from shares sold-Class R-6	357,687	768,075	—	10,000	29,414,547	10,000
Issued as reinvestment of distributions-Class R-6	—	289,006	194	318	660,038	397

The accompanying notes are an integral part of the financial statements.

80

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon Chartwell Small Cap Fund		Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Cost of shares redeemed-Class R-6	(412,636)	(7,223,660)	—	—	—	—
Proceeds from shares sold-Class Y	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Cost of shares redeemed-Class Y	—	(100,661)	—	—	—	—
Net increase (decrease) from fund share transactions	(31,172,491)	(30,745,193)	(5,698,988)	(67,132,630)	5,343,917	20,939,526
Increase (decrease) in net assets	(40,383,248)	(7,133,131)	3,621,902	(58,831,718)	9,812,652	22,136,599
Net assets, end of period	$213,330,912	$253,714,160	$252,687,942	$249,066,040	$279,220,920	$269,408,268
Shares issued and redeemed
Shares sold-Class A	3,557	32,752	2,175	3,681	—	1,041
Issued as reinvestment of distributions-Class A	—	50,304	76	41	23	38
Shares redeemed-Class A	(24,437)	(77,151)	(818)	(9)	(1)	—
Shares sold-Class C	1,561	2,112	—	784	—	1,063
Issued as reinvestment of distributions-Class C	—	4,005	11	18	20	34
Shares redeemed-Class C	(6,171)	(19,614)	—	—	—	—
Shares sold-Class I	152,665	664,384	1,321,698	750,060	2,700,924	5,496,275
Issued as reinvestment of distributions-Class I	—	795,485	311,724	812,498	548,194	1,361,348
Shares redeemed-Class I	(1,324,032)	(2,229,571)	(2,051,427)	(6,743,403)	(5,845,237)	(4,658,789)
Shares sold-Class R-3	—	2	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Shares redeemed-Class R-3	—	(994)	—	—	—	—
Shares sold-Class R-5	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Shares redeemed-Class R-5	—	(798)	—	—	—	—
Shares sold-Class R-6	13,135	25,766	—	784	3,089,763	1,064
Issued as reinvestment of distributions-Class R-6	—	9,757	14	24	69,332	42
Shares redeemed-Class R-6	(15,221)	(271,609)	—	—	—	—
Shares sold-Class Y	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Shares redeemed-Class Y	—	(3,631)	—	—	—	—
Shares issued and redeemed	(1,198,943)	(1,018,801)	(416,547)	(5,175,522)	563,018	2,202,116

The accompanying notes are an integral part of the financial statements.

81

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Net assets, beginning of period	$478,833,780	$508,050,629	$1,773,306,819	$1,594,291,018	$1,627,891,171	$1,430,170,678
Increase (decrease) in net assets from operations
Net investment income (loss)	10,616,153	20,776,954	37,038,563	73,212,713	31,723,361	64,101,451
Net realized gain (loss) on investments	144,394	(2,629,550)	958,207	7,024,767	28,462,042	50,104,557
Net change in unrealized appreciation (depreciation)	9,129,070	(11,608,485)	52,239,074	(63,495,903)	54,591,983	(54,861,196)
Net increase (decrease) in net assets resulting from operations	19,889,617	6,538,919	90,235,844	16,741,577	114,777,386	59,344,812
Distributions to shareholders from earnings	(8,922,464)	(20,896,764)	(31,051,465)	(76,827,898)	(25,446,096)	(75,076,447)
Fund share transactions
Proceeds from shares sold-Class A	1,285,823	56,305,854	2,137,220	39,043,231	7,057,908	89,213,083
Issued as reinvestment of distributions-Class A	352,640	1,390,589	311,006	893,143	460,318	1,468,859
Cost of shares redeemed-Class A	(18,237,964)	(30,156,280)	(5,305,098)	(22,430,624)	(7,293,970)	(63,114,081)
Proceeds from shares sold-Class C	247,000	26,975	474,099	601,998	588,812	1,359,887
Issued as reinvestment of distributions-Class C	29,351	89,638	32,962	88,667	24,229	66,964
Cost of shares redeemed-Class C	(391,402)	(1,627,423)	(1,069,982)	(836,263)	(197,366)	(485,677)
Proceeds from shares sold- Class I	58,097,081	116,092,834	230,913,466	573,465,390	288,574,456	605,169,260
Issued as reinvestment of distributions-Class I	7,910,304	18,310,724	21,415,830	56,193,941	20,057,268	58,799,518
Cost of shares redeemed- Class I	(78,095,457)	(124,007,002)	(233,383,101)	(646,165,407)	(210,327,422)	(605,786,012)
Proceeds from shares sold-Class R-3	—	16,961	—	11,623	—	—
Issued as reinvestment of distributions-Class R-3	—	2,235	—	1,392	—	99
Cost of shares redeemed-Class R-3	—	(416,520)	—	(217,670)	—	(11,861)
Proceeds from shares sold-Class R-5	—	13,346	—	1,791	—	93,055
Issued as reinvestment of distributions-Class R-5	—	3,483	—	446	—	9,023
Cost of shares redeemed-Class R-5	—	(652,132)	—	(63,068)	—	(1,113,249)
Proceeds from shares sold-Class R-6	24,457,369	5,501,988	33,627,849	294,315,512	20,769,927	189,616,987
Issued as reinvestment of distributions-Class R-6	511,610	700,156	5,431,929	8,072,850	1,234,036	3,635,870
Cost of shares redeemed-Class R-6	(7,388,295)	(4,692,875)	(27,483,909)	(32,994,496)	(11,903,938)	(23,826,452)
Proceeds from shares sold-Class Y	—	1,424,075	—	2,308,567	—	35,789,759

The accompanying notes are an integral part of the financial statements.

82

STATEMENTS OF CHANGES IN NET ASSETS
Unaudited for periods ending after December 31, 2024(Continued)

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund
	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24	1/1/25 to 6/30/25	1/1/24 to 12/31/24
Issued as reinvestment of distributions-Class Y	—	300,272	—	211,690	—	337,438
Cost of shares redeemed-Class Y	—	(53,485,902)	—	(33,400,591)	—	(77,770,342)
Net increase (decrease) from fund share transactions	(11,221,940)	(14,859,004)	27,102,271	239,102,122	109,044,258	213,452,128
Increase (decrease) in net assets	(254,787)	(29,216,849)	86,286,650	179,015,801	198,375,548	197,720,493
Net assets, end of period	$478,578,993	$478,833,780	$1,859,593,469	$1,773,306,819	$1,826,266,719	$1,627,891,171
Shares issued and redeemed
Shares sold-Class A	120,474	5,265,136	72,890	1,325,661	565,899	7,329,427
Issued as reinvestment of distributions-Class A	32,953	130,267	10,563	30,393	37,168	120,181
Shares redeemed-Class A	(1,712,611)	(2,789,161)	(180,550)	(762,644)	(586,138)	(5,207,741)
Shares sold-Class C	23,002	2,497	16,168	20,544	47,707	111,736
Issued as reinvestment of distributions-Class C	2,754	8,410	1,129	3,031	1,982	5,519
Shares redeemed-Class C	(36,942)	(152,463)	(36,614)	(28,538)	(16,142)	(40,306)
Shares sold-Class I	5,438,883	10,791,814	7,843,750	19,244,459	23,130,105	49,252,744
Issued as reinvestment of distributions-Class I	738,918	1,708,651	724,556	1,899,001	1,614,318	4,794,061
Shares redeemed-Class I	(7,305,909)	(11,574,994)	(7,916,508)	(21,852,083)	(16,952,010)	(49,628,483)
Shares sold-Class R-3	—	1,577	—	393	—	—
Issued as reinvestment of distributions-Class R-3	—	208	—	47	—	8
Shares redeemed-Class R-3	—	(38,929)	—	(7,400)	—	(978)
Shares sold-Class R-5	—	1,239	—	60	—	7,636
Issued as reinvestment of distributions-Class R-5	—	322	—	15	—	737
Shares redeemed-Class R-5	—	(60,900)	—	(2,134)	—	(91,437)
Shares sold-Class R-6	2,283,197	511,961	1,137,158	9,917,914	1,661,103	15,529,268
Issued as reinvestment of distributions-Class R-6	47,708	65,222	183,745	272,106	99,314	296,435
Shares redeemed-Class R-6	(685,736)	(438,254)	(932,483)	(1,106,109)	(953,362)	(1,946,904)
Shares sold-Class Y	—	132,460	—	78,023	—	2,941,789
Issued as reinvestment of distributions-Class Y	—	27,903	—	7,114	—	27,456
Shares redeemed-Class Y	—	(4,997,104)	—	(1,132,955)	—	(6,361,397)
Shares issued and redeemed	(1,053,309)	(1,404,138)	923,804	7,906,898	8,649,944	17,139,751

The accompanying notes are an integral part of the financial statements.

83

FINANCIAL HIGHLIGHTS

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Mid Cap Value Fund
Class A*
01/01/25	06/30/25	$16.80	$0.05	$0.49	$0.54	$—	$—	$—	$17.34	1.20	1.52	0.66	18	3.21	$0
04/26/24	12/31/24	17.44	0.10	1.46	1.56	(0.14)	(2.06)	(2.20)	16.80	1.20	1.59	0.80	51	8.97	0
Class C*
01/01/25	06/30/25	16.81	(0.01)	0.49	0.48	—	—	—	17.29	1.95	2.27	(0.09)	18	2.86	0
04/26/24	12/31/24	17.44	0.01	1.46	1.47	(0.05)	(2.05)	(2.10)	16.81	1.95	2.34	0.05	51	8.43	0
Class I*
01/01/25	06/30/25	16.79	0.08	0.49	0.57	—	—	—	17.36	0.90	1.38	0.95	18	3.39	21
01/01/24	12/31/24	17.09	0.18	1.77	1.95	(0.19)	(2.06)	(2.25)	16.79	0.90	1.35	1.02	51	11.45	23
01/01/23	12/31/23	16.50	0.07	1.07	1.14	(0.13)	(0.42)	(0.55)	17.09	0.90	1.49	0.40	33	6.90	24
01/01/22	12/31/22	18.88	0.19	(2.38)	(2.19)	(0.18)	(0.01)	(0.19)	16.50	0.90	1.29	1.15	27	(11.63)	41
01/01/21	12/31/21	14.92	0.11	3.96	4.07	(0.11)	—	(0.11)	18.88	0.90	1.29	0.68	15	27.30	38
11/01/20	12/31/20	13.12	0.03	1.94	1.97	(0.17)	—	(0.17)	14.92	0.90	1.56	1.25	3	15.00	29
11/01/19	10/31/20	15.54	0.19	(2.28)	(2.09)	(0.18)	(0.15)	(0.33)	13.12	0.90	1.47	1.40	35	(13.81)	25
Class R-6*
01/01/25	06/30/25	16.79	0.09	0.49	0.58	—	—	—	17.37	0.80	1.27	1.06	18	3.45	0
04/26/24	12/31/24	17.44	0.15	1.45	1.60	(0.19)	(2.06)	(2.25)	16.79	0.80	1.34	1.20	51	9.23	0
Carillon Chartwell Small Cap Growth Fund
Class A*
01/01/25	06/30/25	16.89	(0.04)	(0.20)	(0.24)	—	—	—	16.65	1.26	2.95	(0.53)	47	(1.42)	0
04/26/24	12/31/24	14.84	(0.08)	3.17	3.09	(0.36)	(0.68)	(1.04)	16.89	1.35	2.83	(0.68)	60	20.88	0
Class C*
01/01/25	06/30/25	16.88	(0.09)	(0.21)	(0.30)	—	—	—	16.58	2.00	3.89	(1.18)	47	(1.78)	0
04/26/24	12/31/24	14.84	(0.16)	3.17	3.01	(0.29)	(0.68)	(0.97)	16.88	2.10	3.27	(1.42)	60	20.30	0
Class I*
01/01/25	06/30/25	16.89	(0.01)	(0.20)	(0.21)	—	—	—	16.68	0.96	3.12	(0.18)	47	(1.24)	65
01/01/24	12/31/24	13.22	(0.06)	4.81	4.75	(0.40)	(0.68)	(1.08)	16.89	1.05	2.24	(0.37)	60	36.02	31
01/01/23	12/31/23	10.80	(0.02)	2.44	2.42	—	—	—	13.22	1.05	2.39	(0.20)	72	22.41	17
01/01/22	12/31/22	16.36	(0.08)	(4.96)	(5.04)	—	(0.52)	(0.52)	10.80	1.05	1.82	(0.54)	80	(30.83)	16
01/01/21	12/31/21	17.29	(0.15)	2.78	2.63	(0.01)	(3.55)	(3.56)	16.36	1.05	1.47	(0.88)	61	16.47	28
11/01/20	12/31/20	15.22	(0.01)	3.24	3.23	—	(1.16)	(1.16)	17.29	1.05	1.76	(0.58)	24	21.20	27
11/01/19	10/31/20	11.78	(0.09)	3.53	3.44	—	—(d)	—	15.22	1.05	1.73	(0.56)	104	29.25	23
Class R-6*
01/01/25	06/30/25	16.88	(0.01)	(0.20)	(0.21)	—	—	—	16.67	0.86	2.61	(0.13)	47	(1.24)	0
04/26/24	12/31/24	14.84	(0.03)	3.17	3.14	(0.42)	(0.68)	(1.10)	16.88	0.95	2.27	(0.27)	60	21.23	0
Carillon Chartwell Small Cap Value Fund
Class A*
01/01/25	06/30/25	15.10	0.03	(1.37)	(1.34)	—	—	—	13.76	1.35	1.33	0.45	28	(8.87)	0
04/26/24	12/31/24	19.07	0.11	2.18	2.29	(0.16)	(6.10)	(6.26)	15.10	1.35	1.42	0.82	44	12.16	0
Class C*
01/01/25	06/30/25	15.13	(0.02)	(1.38)	(1.40)	—	—	—	13.73	2.10	2.08	(0.30)	28	(9.25)	0
04/26/24	12/31/24	19.07	0.01	2.18	2.19	(0.06)	(6.07)	(6.13)	15.13	2.10	2.17	0.07	44	11.60	0
Class I*
01/01/25	06/30/25	15.10	0.05	(1.37)	(1.32)	—	—	—	13.78	1.05	1.22	0.72	28	(8.74)	58
01/01/24	12/31/24	19.27	0.18	1.96	2.14	(0.20)	(6.11)	(6.31)	15.10	1.05	1.24	0.88	44	11.25	76
01/01/23	12/31/23	17.75	0.09	2.09	2.18	(0.21)	(0.45)	(0.66)	19.27	1.05	1.26	0.48	27	12.30	143
01/01/22	12/31/22	19.90	0.10	(2.04)	(1.94)	—	(0.21)	(0.21)	17.75	1.05	1.17	0.54	24	(9.71)	150
01/01/21	12/31/21	17.75	0.10	4.16	4.26	(0.10)	(2.01)	(2.11)	19.90	1.05	1.15	0.45	20	24.42	183
11/01/20	12/31/20	14.75	0.04	3.09	3.13	(0.13)	—	(0.13)	17.75	1.05	1.21	1.32	2	21.23	177
11/01/19	10/31/20	18.67	0.13	(3.37)	(3.24)	(0.14)	(0.54)	(0.68)	14.75	1.05	1.18	0.81	30	(18.16)	148
Class R-6*
01/01/25	06/30/25	15.10	0.05	(1.36)	(1.31)	—	—	—	13.79	0.95	1.13	0.80	28	(8.68)	0
04/26/24	12/31/24	19.07	0.18	2.16	2.34	(0.20)	(6.11)	(6.31)	15.10	0.95	1.06	1.20	44	12.45	0

The accompanying notes are an integral part of these financial statements.

84

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
01/01/25	06/30/25	$54.59	$(0.07)	$4.07	$4.00	$—	$—	$—	$58.59	1.00	1.06	(0.28)	10	7.33	$225
01/01/24	12/31/24	45.42	(0.20)	16.32	16.12	—	(6.95)	(6.95)	54.59	1.00	1.10	(0.37)	22	35.36	222
11/01/23	12/31/23	44.17	(0.01)	6.60	6.59	—	(5.34)	(5.34)	45.42	1.00	1.21	(0.12)	4	14.87	181
11/01/22	10/31/23	46.16	(0.07)	5.83	5.76	—	(7.75)	(7.75)	44.17	1.00	1.16	(0.16)	31	15.90	161
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
Class C*
01/01/25	06/30/25	27.79	(0.14)	2.06	1.92	—	—	—	29.71	1.75	1.80	(1.03)	10	6.91	8
01/01/24	12/31/24	23.29	(0.31)	8.35	8.04	—	(3.54)	(3.54)	27.79	1.75	1.83	(1.12)	22	34.39	9
11/01/23	12/31/23	22.68	(0.04)	3.39	3.35	—	(2.74)	(2.74)	23.29	1.75	1.95	(0.87)	4	14.71	8
11/01/22	10/31/23	27.77	(0.20)	2.86	2.66	—	(7.75)	(7.75)	22.68	1.75	1.89	(0.90)	31	15.05	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13
Class I*
01/01/25	06/30/25	59.75	0.00	4.47	4.47	—	—	—	64.22	0.71	0.80	0.01	10	7.48	286
01/01/24	12/31/24	49.57	(0.04)	17.83	17.79	(0.00)	(7.61)	(7.61)	59.75	0.70	0.85	(0.07)	22	35.76	251
11/01/23	12/31/23	48.17	0.02	7.20	7.22	(0.00)	(5.82)	(5.82)	49.57	0.70	0.95	0.18	4	14.96	213
11/01/22	10/31/23	49.55	0.07	6.36	6.43	(0.06)	(7.75)	(7.81)	48.17	0.70	0.91	0.14	31	16.24	191
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
Class R-6*
01/01/25	06/30/25	58.46	0.03	4.37	4.40	—	—	—	62.86	0.62	0.73	0.10	10	7.53	0
01/01/24	12/31/24	48.46	0.03	17.44	17.47	(0.02)	(7.45)	(7.47)	58.46	0.60	0.77	0.06	22	35.90	0
11/01/23	12/31/23	47.09	0.02	7.04	7.06	—	(5.69)	(5.69)	48.46	0.60	0.88	0.28	4	14.96	0
11/01/22	10/31/23	49.31	0.08	6.23	6.31	(0.78)	(7.75)	(8.53)	47.09	0.60	0.83	0.16	31	16.37	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
Carillon ClariVest International Stock Fund
Class A*
01/01/25	06/30/25	23.23	0.43	3.79	4.22	—	—	—	27.45	1.24	1.23	3.47	9	18.17	24
01/01/24	12/31/24	21.06	0.42	2.65	3.07	(0.69)	(0.21)	(0.90)	23.23	1.25	1.24	1.73	23	14.54	20
11/01/23	12/31/23	18.95	0.04	2.63	2.67	(0.56)	—	(0.56)	21.06	1.25	1.36	1.07	7	14.11	4
11/01/22	10/31/23	16.62	0.36	2.24	2.60	(0.27)	—	(0.27)	18.95	1.25	1.27	1.84	44	15.70	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
Class C*
01/01/25	06/30/25	22.83	0.33	3.72	4.05	—	—	—	26.88	1.95	1.95	2.72	9	17.74	2
01/01/24	12/31/24	20.64	0.28	2.55	2.83	(0.44)	(0.20)	(0.64)	22.83	1.97	1.96	1.23	23	13.71	1
11/01/23	12/31/23	18.48	0.01	2.57	2.58	(0.42)	—	(0.42)	20.64	2.00	2.08	0.31	7	13.98	1
11/01/22	10/31/23	16.24	0.20	2.20	2.40	(0.16)	—	(0.16)	18.48	2.00	2.00	1.06	44	14.83	1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
Class I*
01/01/25	06/30/25	23.46	0.47	3.82	4.29	—	—	—	27.75	0.95	0.98	3.79	9	18.29	640
01/01/24	12/31/24	21.20	0.53	2.63	3.16	(0.69)	(0.21)	(0.90)	23.46	0.95	0.99	2.22	23	14.89	492
11/01/23	12/31/23	19.11	0.05	2.66	2.71	(0.62)	—	(0.62)	21.20	0.95	1.11	1.37	7	14.21	340
11/01/22	10/31/23	16.61	0.42	2.24	2.66	(0.16)	—	(0.16)	19.11	0.95	1.03	2.14	44	16.05	308
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3

The accompanying notes are an integral part of these financial statements.

85

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund — (Continued)
Class R-6*
01/01/25	06/30/25	$23.20	$0.52	$3.75	$4.27	$—	$—	$—	$27.47	0.85	0.89	4.15	9	18.41	$20
01/01/24	12/31/24	20.97	0.55	2.60	3.15	(0.71)	(0.21)	(0.92)	23.20	0.85	0.90	2.36	23	15.00	10
11/01/23	12/31/23	18.93	0.05	2.64	2.69	(0.65)	—	(0.65)	20.97	0.85	1.02	1.45	7	14.20	9
11/01/22	10/31/23	16.68	0.27	2.34	2.61	(0.36)	—	(0.36)	18.93	0.85	0.95	1.40	44	15.78	8
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
Carillon Eagle Growth & Income Fund
Class A*
01/01/25	06/30/25	20.33	0.14	0.82	0.96	(0.07)	—	(0.07)	21.22	0.98	0.98	1.39	31	4.74	197
01/01/24	12/31/24	20.59	0.32	2.88	3.20	(0.34)	(3.12)	(3.46)	20.33	0.97	0.97	1.44	40	15.63	205
11/01/23	12/31/23	20.12	0.07	2.85	2.92	(0.07)	(2.38)	(2.45)	20.59	1.02	1.02	2.01	5	14.57	206
11/01/22	10/31/23	21.95	0.37	(0.61)	(0.24)	(0.37)	(1.22)	(1.59)	20.12	0.98	0.98	1.71	40	(1.38)	186
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165
Class C*
01/01/25	06/30/25	19.11	0.06	0.76	0.82	(0.03)	—	(0.03)	19.90	1.71	1.71	0.65	31	4.33	28
01/01/24	12/31/24	19.37	0.14	2.72	2.86	(0.19)	(2.93)	(3.12)	19.11	1.71	1.71	0.69	40	14.77	31
11/01/23	12/31/23	18.91	0.04	2.68	2.72	(0.03)	(2.23)	(2.26)	19.37	1.76	1.76	1.26	5	14.48	40
11/01/22	10/31/23	20.73	0.20	(0.58)	(0.38)	(0.22)	(1.22)	(1.44)	18.91	1.71	1.71	0.99	40	(2.13)	38
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
Class I*
01/01/25	06/30/25	20.24	0.16	0.82	0.98	(0.08)	—	(0.08)	21.14	0.72	0.72	1.65	31	4.88	283
01/01/24	12/31/24	20.51	0.38	2.86	3.24	(0.40)	(3.11)	(3.51)	20.24	0.71	0.71	1.70	40	15.90	312
11/01/23	12/31/23	20.04	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.51	0.77	0.77	2.27	5	14.66	352
11/01/22	10/31/23	21.88	0.43	(0.62)	(0.19)	(0.43)	(1.22)	(1.65)	20.04	0.72	0.72	1.98	40	(1.18)	334
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
Class R-6*
01/01/25	06/30/25	20.19	0.18	0.81	0.99	(0.09)	—	(0.09)	21.09	0.64	0.64	1.76	31	4.92	10
01/01/24	12/31/24	20.47	0.39	2.85	3.24	(0.42)	(3.10)	(3.52)	20.19	0.63	0.63	1.77	40	15.93	9
11/01/23	12/31/23	20.00	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.47	0.69	0.69	2.35	5	14.69	9
11/01/22	10/31/23	21.84	0.44	(0.61)	(0.17)	(0.45)	(1.22)	(1.67)	20.00	0.64	0.64	2.05	40	(1.08)	8
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
Carillon Eagle Mid Cap Growth Fund
Class A*
01/01/25	06/30/25	70.43	(0.19)	5.07	4.88	—	—	—	75.31	1.05	1.05	(0.56)	25	6.93	578
01/01/24	12/31/24	70.53	(0.39)	9.44	9.05	—	(9.15)	(9.15)	70.43	1.05	1.05	(0.53)	52	12.76	582
11/01/23	12/31/23	66.19	(0.02)	12.64	12.62	—	(8.28)	(8.28)	70.53	1.05	1.05	(0.16)	3	19.12	618
11/01/22	10/31/23	68.34	(0.31)	(0.91)	(1.22)	—	(0.93)	(0.93)	66.19	1.05	1.05	(0.45)	49	(1.78)	539
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786

The accompanying notes are an integral part of these financial statements.

86

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Mid Cap Growth Fund — (Continued)
Class C*
01/01/25	06/30/25	$50.36	$(0.31)	$3.62	$3.31	$—	$—	$—	$53.67	1.74	1.74	(1.26)	25	6.57	$43
01/01/24	12/31/24	50.78	(0.65)	6.78	6.13	—	(6.55)	(6.55)	50.36	1.74	1.74	(1.22)	52	11.99	56
11/01/23	12/31/23	47.71	(0.07)	9.10	9.03	—	(5.96)	(5.96)	50.78	1.74	1.74	(0.84)	3	18.99	70
11/01/22	10/31/23	49.85	(0.57)	(0.64)	(1.21)	—	(0.93)	(0.93)	47.71	1.73	1.73	(1.12)	49	(2.43)	64
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
Class I*
01/01/25	06/30/25	76.89	(0.10)	5.55	5.45	—	—	—	82.34	0.75	0.75	(0.25)	25	7.09	1,824
01/01/24	12/31/24	76.77	(0.18)	10.29	10.11	—	(9.99)	(9.99)	76.89	0.75	0.75	(0.22)	52	13.10	2,071
11/01/23	12/31/23	72.00	0.02	13.76	13.78	—	(9.01)	(9.01)	76.77	0.73	0.73	0.15	3	19.20	1,296
11/01/22	10/31/23	74.02	(0.09)	(1.00)	(1.09)	—	(0.93)	(0.93)	72.00	0.73	0.73	(0.12)	49	(1.46)	1,136
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
Class R-6*
01/01/25	06/30/25	77.95	(0.06)	5.63	5.57	—	—	—	83.52	0.65	0.65	(0.16)	25	7.15	3,607
01/01/24	12/31/24	77.75	(0.11)	10.44	10.33	—	(10.13)	(10.13)	77.95	0.66	0.66	(0.13)	52	13.21	3,527
11/01/23	12/31/23	72.91	0.03	13.94	13.97	—	(9.13)	(9.13)	77.75	0.65	0.65	0.23	3	19.22	3,560
11/01/22	10/31/23	74.88	(0.03)	(1.01)	(1.04)	—	(0.93)	(0.93)	72.91	0.64	0.64	(0.04)	49	(1.38)	3,037
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—	(1.44)	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295
Carillon Eagle Small Cap Growth Fund
Class A*
01/01/25	06/30/25	20.48	(0.05)	(0.03)	(0.08)	—	—	—	20.40	1.19	1.19	(0.54)	18	(0.39)	123
01/01/24	12/31/24	22.20	(0.09)	2.99	2.90	—	(4.62)	(4.62)	20.48	1.17	1.17	(0.37)	53	13.04	137
11/01/23	12/31/23	20.41	(0.00)	3.87	3.87	—	(2.08)	(2.08)	22.20	1.21	1.21	(0.12)	8	19.04	146
11/01/22	10/31/23	31.07	(0.14)	(2.21)	(2.35)	—	(8.31)	(8.31)	20.41	1.18	1.18	(0.61)	39	(8.32)	130
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—	(3.27)	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
Class C*
01/01/25	06/30/25	2.62	(0.02)	0.01	(0.01)	—	—	—	2.61	1.87	1.87	(1.22)	18	(0.38)	7
01/01/24	12/31/24	2.86	(0.03)	0.38	0.35	—	(0.59)	(0.59)	2.62	1.87	1.87	(1.05)	53	12.24	8
11/01/23	12/31/23	2.64	(0.00)	0.49	0.49	—	(0.27)	(0.27)	2.86	1.95	1.95	(0.85)	8	18.58	11
11/01/22	10/31/23	11.71	(0.04)	(0.72)	(0.76)	—	(8.31)	(8.31)	2.64	1.88	1.88	(1.31)	39	(8.84)	10
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—	(3.27)	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
Class I*
01/01/25	06/30/25	24.66	(0.03)	(0.02)	(0.05)	—	—	—	24.61	0.88	0.88	(0.23)	18	(0.20)	169
01/01/24	12/31/24	26.65	(0.01)	3.58	3.57	—	(5.56)	(5.56)	24.66	0.88	0.88	(0.05)	53	13.37	181
11/01/23	12/31/23	24.49	0.01	4.65	4.66	—	(2.50)	(2.50)	26.65	0.92	0.92	0.17	8	19.10	206
11/01/22	10/31/23	35.44	(0.09)	(2.55)	(2.64)	—	(8.31)	(8.31)	24.49	0.89	0.89	(0.32)	39	(8.06)	181
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—	(3.27)	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
Class R-6*
01/01/25	06/30/25	25.86	(0.02)	(0.02)	(0.04)	—	—	—	25.82	0.78	0.78	(0.13)	18	(0.15)	114
01/01/24	12/31/24	27.92	0.02	3.75	3.77	—	(5.83)	(5.83)	25.86	0.78	0.78	0.06	53	13.49	130
11/01/23	12/31/23	25.65	0.01	4.88	4.89	—	(2.62)	(2.62)	27.92	0.83	0.83	0.26	8	19.13	193
11/01/22	10/31/23	36.68	(0.07)	(2.65)	(2.72)	—	(8.31)	(8.31)	25.65	0.78	0.78	(0.22)	39	(7.99)	167
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427

The accompanying notes are an integral part of these financial statements.

87

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Mid Cap Fund
Class A*
01/01/25	06/30/25	$22.99	$0.03	$1.48	$1.51	$—	$—	$—	$24.50	1.25	1.25	0.30	28	6.57	$34
01/01/24	12/31/24	21.63	0.05	4.86	4.91	(0.06)	(3.49)	(3.55)	22.99	1.25	1.26	0.20	72	22.67	35
11/01/23	12/31/23	18.69	0.01	2.94	2.95	(0.01)	—	(0.01)	21.63	1.26	1.26	0.29	17	15.78	26
11/01/22	10/31/23	20.09	(0.00)	(0.65)	(0.65)	(0.16)	(0.59)	(0.75)	18.69	1.25	1.25	(0.01)	112	(3.27)	23
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
Class C*
01/01/25	06/30/25	22.14	(0.05)	1.42	1.37	—	—	—	23.51	1.99	1.99	(0.44)	28	6.19	18
01/01/24	12/31/24	20.93	(0.13)	4.69	4.56	(0.00)(d)	(3.35)	(3.35)	22.14	2.00	2.00	(0.56)	72	21.80	19
11/01/23	12/31/23	18.11	(0.01)	2.83	2.82	—	—	—	20.93	2.00	2.00	(0.45)	17	15.57	19
11/01/22	10/31/23	19.47	(0.14)	(0.62)	(0.76)	(0.01)	(0.59)	(0.60)	18.11	1.98	1.98	(0.74)	112	(3.97)	17
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
Class I*
01/01/25	06/30/25	23.18	0.07	1.49	1.56	—	—	—	24.74	0.95	0.98	0.60	28	6.73	2,608
01/01/24	12/31/24	21.80	0.12	4.91	5.03	(0.12)	(3.53)	(3.65)	23.18	0.96	0.99	0.48	72	23.07	2,594
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.04)	—	(0.04)	21.80	1.00	1.00	0.56	17	15.78	2,918
11/01/22	10/31/23	20.27	0.05	(0.65)	(0.60)	(0.22)	(0.59)	(0.81)	18.86	0.98	0.98	0.26	112	(2.99)	2,682
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	—(d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
Class R-6*
01/01/25	06/30/25	23.14	0.08	1.49	1.57	—	—	—	24.71	0.85	0.88	0.70	28	6.78	432
01/01/24	12/31/24	21.77	0.15	4.90	5.05	(0.15)	(3.53)	(3.68)	23.14	0.86	0.88	0.59	72	23.19	414
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.07)	—	(0.07)	21.77	0.88	0.88	0.66	17	15.78	366
11/01/22	10/31/23	20.27	0.07	(0.65)	(0.58)	(0.24)	(0.59)	(0.83)	18.86	0.87	0.87	0.37	112	(2.87)	320
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171
Carillon Chartwell Small Cap Fund
Class A*
01/01/25	06/30/25	28.75	(0.06)	(0.66)	(0.72)	—	—	—	28.03	1.15	1.15	(0.47)	126 (e)	(2.50)	13
01/01/24	12/31/24	26.50	(0.16)	5.55	5.39	—	(3.14)	(3.14)	28.75	1.15	1.14	(0.55)	27	20.32	14
11/01/23	12/31/23	22.06	(0.02)	4.46	4.44	—	—	—	26.50	1.25	1.29	(0.39)	4	20.13	13
11/01/22	10/31/23	25.75	(0.15)	(2.73)	(2.88)	—	(0.81)	(0.81)	22.06	1.20	1.20	(0.61)	7	(11.43)	11
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
Class C*
01/01/25	06/30/25	26.94	(0.15)	(0.62)	(0.77)	—	—	—	26.17	1.88	1.88	(1.21)	126 (e)	(2.86)	1
01/01/24	12/31/24	25.01	(0.35)	5.22	4.87	—	(2.94)	(2.94)	26.94	1.89	1.88	(1.29)	27	19.46	1
11/01/23	12/31/23	20.85	(0.04)	4.20	4.16	—	—	—	25.01	2.00	2.04	(1.14)	4	19.95	1
11/01/22	10/31/23	24.56	(0.32)	(2.58)	(2.90)	—	(0.81)	(0.81)	20.85	1.94	1.94	(1.35)	7	(12.08)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
Class I*
01/01/25	06/30/25	29.33	(0.03)	(0.67)	(0.70)	—	—	—	28.63	0.90	0.90	(0.24)	126 (e)	(2.39)	196
01/01/24	12/31/24	26.97	(0.10)	5.66	5.56	—	(3.20)	(3.20)	29.33	0.92	0.90	(0.33)	27	20.61	235
11/01/23	12/31/23	22.44	(0.00)	4.53	4.53	—	—	—	26.97	0.95	1.05	(0.09)	4	20.19	237
11/01/22	10/31/23	26.12	(0.09)	(2.78)	(2.87)	—	(0.81)	(0.81)	22.44	0.95	0.96	(0.36)	7	(11.22)	203
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268

The accompanying notes are an integral part of these financial statements.

88

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Small Cap Fund — (Continued)
Class R-6*
01/01/25	06/30/25	$29.57	$(0.02)	$(0.68)	$(0.70)	$—	$—	$—	$28.87	0.84	0.80	(0.16)	126 (e)	(2.37)	$3
01/01/24	12/31/24	27.17	(0.08)	5.71	5.63	—	(3.23)	(3.23)	29.57	0.85	0.80	(0.28)	27	20.70	3
11/01/23	12/31/23	22.60	0.00	4.57	4.57	—	—	—	27.17	0.85	0.95	0.01	4	20.22	9
11/01/22	10/31/23	26.28	(0.07)	(2.80)	(2.87)	—	(0.81)	(0.81)	22.60	0.85	0.86	(0.26)	7	(11.15)	7
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
Carillon Chartwell Real Income Fund
Class A*
01/01/25	06/30/25	13.20	0.27	0.44	0.71	(0.22)	—	(0.22)	13.69	0.91	0.92	4.09	20	5.41	0
04/26/24	12/31/24	12.76	0.29	0.52	0.81	(0.37)	—	(0.37)	13.20	0.92	0.92	3.22	98	6.42	0
Class C*
01/01/25	06/30/25	13.20	0.23	0.43	0.66	(0.18)	—	(0.18)	13.68	1.52	1.52	3.38	20	5.05	0
04/26/24	12/31/24	12.76	0.26	0.48	0.74	(0.30)	—	(0.30)	13.20	1.68	1.68	2.87	98	5.85	0
Class I*
01/01/25	06/30/25	13.19	0.29	0.44	0.73	(0.23)	—	(0.23)	13.69	0.61	0.64	4.28	20	5.61	253
01/01/24	12/31/24	12.80	0.52	0.38	0.90	(0.51)	—	(0.51)	13.19	0.64	0.75	3.96	98	7.20	249
01/01/23	12/31/23	12.29	0.42	0.52	0.94	(0.43)	—	(0.43)	12.80	0.64	0.73	3.35	59	7.77	308
01/01/22	12/31/22	14.15	0.38	(1.80)	(1.42)	(0.39)	(0.05)	(0.44)	12.29	0.64	0.69	2.87	40	(10.14)	367
01/01/21	12/31/21	13.53	0.34	0.65	0.99	(0.37)	—	(0.37)	14.15	0.64	0.68	2.41	56	7.35	520
11/01/20	12/31/20	12.72	0.07	0.81	0.88	(0.07)	—	(0.07)	13.53	0.64	0.73	2.93	7	6.93	557
11/01/19	10/31/20	13.26	0.40	(0.52)	(0.12)	(0.42)	—	(0.42)	12.72	0.64	0.67	3.08	63	(0.83)	568
Class R-6*
01/01/25	06/30/25	13.20	0.29	0.44	0.73	(0.24)	—	(0.24)	13.69	0.51	0.51	4.39	20	5.56	0
04/26/24	12/31/24	12.76	0.36	0.48	0.84	(0.40)	—	(0.40)	13.20	0.54	0.67	4.00	98	6.67	0
Carillon Chartwell Short Duration High Yield Fund
Class A*
01/01/25	06/30/25	9.48	0.24	0.12	0.36	(0.20)	—	(0.20)	9.64	0.69	0.69	5.05	16	3.82	0
04/26/24	12/31/24	9.40	0.31	0.11	0.42	(0.34)	—	(0.34)	9.48	0.74	0.74	4.86	41	4.57	0
Class C*
01/01/25	06/30/25	9.48	0.20	0.12	0.32	(0.17)	—	(0.17)	9.63	1.44	1.44	4.30	16	3.40	0
04/26/24	12/31/24	9.40	0.27	0.11	0.38	(0.30)	—	(0.30)	9.48	1.49	1.49	4.11	41	4.04	0
Class I*
01/01/25	06/30/25	9.48	0.25	0.11	0.36	(0.21)	—	(0.21)	9.63	0.49	0.55	5.25	16	3.82	249
01/01/24	12/31/24	9.43	0.48	0.05	0.53	(0.48)	—	(0.48)	9.48	0.49	0.58	5.10	41	5.78	269
01/01/23	12/31/23	9.15	0.42	0.28	0.70	(0.42)	—	(0.42)	9.43	0.49	0.60	4.51	39	7.80	247
01/01/22	12/31/22	9.75	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)	9.15	0.49	0.59	3.09	35	(3.17)	210
01/01/21	12/31/21	9.79	0.27	(0.04)	0.23	(0.27)	—	(0.27)	9.75	0.49	0.58	2.78	54	2.40	217
11/01/20	12/31/20	9.59	0.05	0.20	0.25	(0.05)	—	(0.05)	9.79	0.49	0.66	3.13	9	2.63	164
11/01/19	10/31/20	9.68	0.33	(0.08)	0.25	(0.34)	—	(0.34)	9.59	0.49	0.61	3.55	63	2.62	161
Class R-6*
01/01/25	06/30/25	9.48	0.25	0.12	0.37	(0.21)	—	(0.21)	9.64	0.39	0.48	5.35	16	3.97	30
04/26/24	12/31/24	9.40	0.34	0.11	0.45	(0.37)	—	(0.37)	9.48	0.39	0.50	5.22	41	4.82	0
Carillon Reams Core Bond Fund
Class A*
01/01/25	06/30/25	10.57	0.21	0.21	0.42	(0.18)	—	(0.18)	10.81	0.75	0.91	4.03	234	4.00	14
01/01/24	12/31/24	10.88	0.44	(0.32)	0.12	(0.43)	—	(0.43)	10.57	0.75	0.93	4.03	522	1.13	30
11/01/23	12/31/23	10.07	0.07	0.85	0.92	(0.11)	—	(0.11)	10.88	0.80	1.03	3.85	52	9.15	3
11/01/22	10/31/23	10.41	0.35	(0.36)	(0.01)	(0.33)	—	(0.33)	10.07	0.80	0.97	3.26	530	(0.21)	3
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4

The accompanying notes are an integral part of these financial statements.

89

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Bond Fund — (Continued)
Class C*
01/01/25	06/30/25	$10.53	$0.17	$0.21	$0.38	$(0.15)	$—	$(0.15)	$10.76	1.50	1.61	3.32	234	3.62	$2
01/01/24	12/31/24	10.83	0.34	(0.29)	0.05	(0.35)	—	(0.35)	10.53	1.51	1.62	3.22	522	0.45	2
11/01/23	12/31/23	10.03	0.05	0.84	0.89	(0.09)	—	(0.09)	10.83	1.55	1.75	3.10	52	8.88	4
11/01/22	10/31/23	10.36	0.27	(0.35)	(0.08)	(0.25)	—	(0.25)	10.03	1.55	1.70	2.52	530	(0.87)	3
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
Class I*
01/01/25	06/30/25	10.58	0.23	0.20	0.43	(0.19)	—	(0.19)	10.82	0.45	0.62	4.37	234	4.14	427
01/01/24	12/31/24	10.89	0.46	(0.31)	0.15	(0.46)	—	(0.46)	10.58	0.44	0.63	4.29	522	1.45	429
11/01/23	12/31/23	10.09	0.08	0.84	0.92	(0.12)	—	(0.12)	10.89	0.40	0.76	4.25	52	9.14	432
11/01/22	10/31/23	10.43	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.09	0.40	0.72	3.76	530	0.19	414
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
Class R-6*
01/01/25	06/30/25	10.60	0.24	0.21	0.45	(0.20)	—	(0.20)	10.85	0.35	0.52	4.52	234	4.27	35
01/01/24	12/31/24	10.90	0.47	(0.30)	0.17	(0.47)	—	(0.47)	10.60	0.36	0.54	4.37	522	1.62	17
11/01/23	12/31/23	10.10	0.08	0.84	0.92	(0.12)	—	(0.12)	10.90	0.40	0.66	4.25	52	9.13	16
11/01/22	10/31/23	10.44	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.10	0.40	0.63	3.83	530	0.19	15
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
Carillon Reams Core Plus Bond Fund
Class A*
01/01/25	06/30/25	28.99	0.56	0.86	1.42	(0.47)	—	(0.47)	29.94	0.80	0.93	3.83	247	4.95	19
01/01/24	12/31/24	29.96	1.23	(0.93)	0.30	(1.27)	—	(1.27)	28.99	0.80	0.94	4.13	502	1.02	22
11/01/23	12/31/23	27.66	0.19	2.42	2.61	(0.31)	—	(0.31)	29.96	0.80	0.91	3.94	49	9.46	5
11/01/22	10/31/23	28.81	1.04	(0.84)	0.20	(1.35)	—	(1.35)	27.66	0.80	0.90	3.50	532	0.51	4
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
Class C*
01/01/25	06/30/25	28.76	0.44	0.85	1.29	(0.38)	—	(0.38)	29.67	1.55	1.64	3.08	247	4.52	4
01/01/24	12/31/24	29.74	0.98	(0.89)	0.09	(1.07)	—	(1.07)	28.76	1.55	1.65	3.34	502	0.29	4
11/01/23	12/31/23	27.44	0.15	2.40	2.55	(0.25)	—	(0.25)	29.74	1.55	1.66	3.19	49	9.33	4
11/01/22	10/31/23	28.59	0.80	(0.81)	(0.01)	(1.14)	—	(1.14)	27.44	1.55	1.65	2.71	532	(0.24)	4
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
Class I*
01/01/25	06/30/25	29.10	0.60	0.87	1.47	(0.51)	—	(0.51)	30.06	0.50	0.64	4.14	247	5.09	1,500
01/01/24	12/31/24	30.07	1.31	(0.91)	0.40	(1.37)	—	(1.37)	29.10	0.48	0.65	4.41	502	1.34	1,433
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.40	0.66	4.34	49	9.57	1,502
11/01/22	10/31/23	28.91	1.16	(0.84)	0.32	(1.47)	—	(1.47)	27.76	0.40	0.64	3.90	532	0.91	1,346
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
Class R-6*
01/01/25	06/30/25	29.11	0.62	0.86	1.48	(0.52)	—	(0.52)	30.07	0.40	0.55	4.23	247	5.13	336
01/01/24	12/31/24	30.07	1.37	(0.94)	0.43	(1.39)	—	(1.39)	29.11	0.40	0.55	4.56	502	1.46	314
11/01/23	12/31/23	27.77	0.21	2.42	2.63	(0.33)	—	(0.33)	30.07	0.40	0.57	4.34	49	9.53	52
11/01/22	10/31/23	28.92	1.28	(0.96)	0.32	(1.47)	—	(1.47)	27.77	0.40	0.57	4.30	532	0.90	47
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0

The accompanying notes are an integral part of these financial statements.

90

FINANCIAL HIGHLIGHTS(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund
Class A*
01/01/25	06/30/25	$12.14	$0.22	$0.60	$0.82	$(0.18)	$—	$(0.18)	$12.78	0.91	1.04	3.50	280	6.81	$35
01/01/24	12/31/24	12.23	0.48	(0.01)	0.47	(0.56)	—	(0.56)	12.14	0.90	1.06	3.90	566	3.92	33
11/01/23	12/31/23	11.53	0.08	0.74	0.82	(0.12)	—	(0.12)	12.23	0.80	1.10	3.76	49	7.15	6
11/01/22	10/31/23	11.53	0.42	0.12	0.54	(0.54)	—	(0.54)	11.53	0.80	1.09	3.54	458	4.61	6
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
Class C*
01/01/25	06/30/25	12.02	0.17	0.60	0.77	(0.16)	—	(0.16)	12.63	1.66	1.74	2.76	280	6.44	3
01/01/24	12/31/24	12.12	0.38	—(d)	0.38	(0.48)	—	(0.48)	12.02	1.64	1.76	3.13	566	3.14	2
11/01/23	12/31/23	11.42	0.06	0.74	0.80	(0.10)	—	(0.10)	12.12	1.55	1.86	3.00	49	7.02	1
11/01/22	10/31/23	11.44	0.32	0.11	0.43	(0.45)	—	(0.45)	11.42	1.55	1.85	2.72	458	3.70	1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
Class I*
01/01/25	06/30/25	12.16	0.23	0.62	0.85	(0.19)	—	(0.19)	12.82	0.61	0.76	3.80	280	7.06	1,495
01/01/24	12/31/24	12.25	0.51	—(d)	0.51	(0.60)	—	(0.60)	12.16	0.58	0.78	4.16	566	4.22	1,324
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.87	4.04	49	7.21	1,280
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.86	458	4.82	1,143
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
Class R-6*
01/01/25	06/30/25	12.16	0.24	0.61	0.85	(0.20)	—	(0.20)	12.81	0.51	0.66	3.90	280	7.02	293
01/01/24	12/31/24	12.25	0.53	(0.01)	0.52	(0.61)	—	(0.61)	12.16	0.49	0.67	4.29	566	4.32	269
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.40	0.78	4.16	49	7.24	101
11/01/22	10/31/23	11.56	0.47	0.10	0.57	(0.58)	—	(0.58)	11.55	0.40	0.76	3.90	458	4.92	90
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43

*
Information for periods beginning after December 31, 2024 is unaudited. Per share amounts have been calculated using the daily average share method. Classes with less than five years presented are showing results from the inception of the share class.

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(d)	Per share amount is less than $0.005.
(e)	The Fund changed its subadviser in January of 2025.
The accompanying notes are an integral part of these financial statements.

91

NOTES TO FINANCIAL STATEMENTS
June 30, 2025
NOTE 1 – ORGANIZATION AND INVESTMENT OBJECTIVE
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in the following series:
•	Carillon Chartwell Mid Cap Value Fund (“Mid Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Growth Fund (“Chartwell Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Value Fund (“Small Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Eagle Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Chartwell Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Chartwell Real Income Fund (“Real Income Fund”) primarily seeks current income and, secondarily, seeks to preserve inflation adjusted capital,
•	Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund”) seeks income and long-term capital appreciation,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.
Class Offerings. As of June 30, 2025, each fund was authorized and offered Class A, Class C, Class I, and Class R-6 shares to qualified buyers.
•
For all funds except the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold

92

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.
•
Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I shares are sold without a front-end sales charge or a CDSC.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.
Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved

93

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
the Adviser as the fund’s valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security

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using the Procedures. During the six months ended June 30, 2025, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. Only the Unconstrained Bond Fund held options during the six months ended June 30, 2025.
•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the six months ended June 30, 2025, only the Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the six months ended June 30, 2025, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –	Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

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June 30, 2025(Continued)
The following is a summary of the inputs used to value each fund’s investments as of
June 30, 2025:
Mid Cap Value Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$20,694,617	$—	$—
Short-term investments	513,981	—	—
Total investment portfolio	$21,208,598	$—	$—

Chartwell Small Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$63,356,925	$—	$—
Short-term investments	192,153	—	—
Total investment portfolio	$63,549,078	$—	$—

Small Cap Value Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$56,765,315	$—	$—
Short-term investments	304,822	—	—
Total investment portfolio	$57,070,137	$—	$—

Capital Appreciation Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$520,032,105	$—	$—
Total investment portfolio	$520,032,105	$—	$—

International Stock Fund

	Level 1	Level 2	Level 3
Common stocks(a):
Australia	$—	$19,173,163	$—
Brazil	2,888,491	—	—
Canada	53,712,842	—	—
China	—	40,164,214	—
Denmark	—	9,106,424	—
France	—	54,532,576	—
Germany	—	54,525,992	—
India	2,048,037	15,385,080	—
Ireland	2,354,850	—	—
Israel	5,311,613	5,304,907	—
Italy	—	20,644,786	—
Japan	—	106,292,270	—
Netherlands	—	17,412,078	—
Singapore	—	20,195,673	—
South Korea	—	22,658,073	—
Spain	—	22,339,802	—
Switzerland	—	34,503,301	—

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International Stock Fund — (Continued)

	Level 1	Level 2	Level 3
Taiwan	$23,520,080	$29,321,970	$—
Turkey	—	1,204,792	—
United Kingdom	2,451,146	84,997,036	—
Exchange traded funds	13,448,269	—	—
Preferred stocks	—	2,162,375	—
Short-term investments	18,964,655	—	—
Total investment portfolio	$124,699,983	$559,924,512	$—

Growth & Income Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$503,176,535	$—	$—
Total investment portfolio	$503,176,535	$—	$—

Mid Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$5,978,472,355	$—	$—
Short-term investments	27,514,019	—	—
Total investment portfolio	$6,005,986,374	$—	$—

Eagle Small Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$403,791,914	$—	$—
Short-term investments	10,571,577	—	—
Total investment portfolio	$414,363,491	$—	$—

Mid Cap Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$3,079,763,290	$—	$—
Short-term investments	92,018,454	—	—
Total investment portfolio	$3,171,781,744	$—	$—

Small Cap Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$207,506,815	$—	$—
Short-term investments	638,182	—	—
Total investment portfolio	$208,144,997	$—	$—

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June 30, 2025(Continued)
Real Income Fund

	Level 1	Level 2	Level 3
U.S. Treasury securities	$—	$159,162,597	$—
Common stocks(a)	35,305,888	—	—
Commercial mortgage-backed securities	—	18,722,704	—
Corporate bonds(a)	—	10,857,967	—
Exchange traded funds	9,305,470	—	—
Asset-backed securities	—	5,076,887	—
Agency mortgage-backed securities	—	4,460,621	—
Preferred stocks	563,500	—	—
Short-term investments	8,113,678	4,934,655	—
Total investment portfolio	$53,288,536	$203,215,431	$—

Short Duration High Yield Fund

	Level 1	Level 2	Level 3
Corporate bonds(a)	$—	$265,558,757	$—
Short-term investments	103,250	—	—
Total investment portfolio	$103,250	$265,558,757	$—

Core Bond Fund

	Level 1	Level 2	Level 3
Corporate bonds(a)	$—	$160,340,973	$—
Agency mortgage-backed securities	—	129,510,214	—
Asset-backed securities	—	113,983,993	—
Commercial mortgage-backed securities	—	85,032,137	—
U.S. Treasury securities	—	38,386,764	—
Medium-term notes	—	1,230,856	—
Short-term investments	—	55,279,776	—
Total investment portfolio	$—	$583,764,713	$—

Core Plus Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$—	$501,840,850	$—
Corporate bonds(a)	—	490,159,574	—
Asset-backed securities	—	380,081,290	—
U.S. Treasury securities	—	289,974,096	—
Commercial mortgage-backed securities	—	259,611,780	—
Foreign government debt obligations	—	31,114,904	—
Medium-term notes	—	14,581,293	—
Short-term investments	—	287,170,292	—
Total investment portfolio	$—	$2,254,534,079	$—
Futures contracts(b)	$364,487	$—	$—
Forward contracts(b)	$—	$(3,672,473)	$—
Interest rate swaps(b)	$—	$1,431,269	$—
Credit default swaps - sell protection	$—	$9,663,062	$—

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June 30, 2025(Continued)
Unconstrained Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$—	$642,197,999	$—
Asset-backed securities	—	373,510,426	—
U.S. Treasury securities	—	307,246,545	—
Corporate bonds(a)	—	283,615,068	—
Commercial mortgage-backed securities	—	221,425,787	—
Foreign government debt obligations	—	110,459,747	—
Medium-term notes	—	29,556,021	—
Short-term investments	2,459,835	104,939,539	—
Total investment portfolio	$2,459,835	$2,072,951,132	$—
Written Options	$(428,141)	$—	$—
Futures contracts(b)	$(1,599,069)	$—	$—
Forward contracts(b)	$—	$(7,432,746)	$—
Inflation and Interest rate swaps(b)	$—	$11,775,179	$—
Credit default swaps - buy protection	$—	$(1,178,045)	$—
Credit default swaps - sell protection	$—	$18,373,563	$—

(a)	Please see the investment portfolio for details.
(b)	Amounts presented for Futures Contracts, Inflation and Interest Rate Swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
At June 30, 2025, the Funds did not hold any Level 3 investments.
Derivatives. The following disclosure provides certain information about the Funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.
•
Forward currency contracts. Each of the Funds’ policies, except Capital Appreciation, Eagle Small Cap Growth, Core Bond, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•
Futures contracts. Each of the Funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds

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or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.
•
Options. Each of the Funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to use options for hedging, substitution or investment purposes, including options on securities, equity and debt indices, currencies, futures, and swap contracts (a/k/a “swaptions”). However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.

•	Swap contracts. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’

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policies permit the Funds to enter into swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin.” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.
Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.
•
Credit default swap contracts. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The Funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event

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occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
•
Interest rate swap contracts. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The Funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Inflation rate swap contracts. An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI)), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the Funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•	Total return swap contracts. Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to

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make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.
During the period ended June 30, 2025, the average of month-end derivative positions (notional value in U.S. dollars for swap contracts, futures contracts, and forward contracts and market value in U.S. dollars for purchased and written options) were as follows:

	Inflation and Interest Rate Swap Contracts	Credit Default Swap Contracts	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts – USD Received	Forward Contracts – USD Delivered	Purchased Options	Written Options
Core Plus Bond Fund	$79,440,206	$160,423,571	$30,690,304	$(33,156,625)	$122,933,388	$93,551,095	$—	$—
Unconstrained Bond Fund	482,582,995	302,851,429	1,077,325,801	(315,182,167)	268,908,331	224,737,726	139,734	(267,712)

Foreign Currency Transactions. The books and records of each Fund are maintained in
U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
To-Be-Announced Securities. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage- backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.
Real Estate Investment Trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year- end and may differ from the estimated amounts.

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Repurchase Agreements. Each Fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended June 30, 2025, none of the Funds held any repurchase agreements.
Revenue Recognition. Investment security transactions are accounted for on a trade date basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign Taxes. The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.
Class Allocations. Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.
Distributions. Each Fund, except the Growth & Income Fund, Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

104

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Mid Cap Value Fund	1/1/25 to 6/30/25	$—	$—	$—	N/A	N/A	$—	N/A
	1/1/24 to 12/31/24	1,218	1,199	2,823,805	N/A	N/A	1,291	N/A
Chartwell Small Cap Growth Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	1,952	653	1,887,293	N/A	N/A	745	N/A
Small Cap Value Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	3,176	3,212	25,648,337	N/A	N/A	97,473	N/A
Capital Appreciation Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	25,425,382	1,034,913	28,898,641	$—	$—	25,006	$—
International Stock Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	742,934	33,287	18,200,773	—	—	376,078	—
Growth & Income Fund	1/1/25 to 6/30/25	674,450	52,481	1,230,525	N/A	N/A	48,243	N/A
	1/1/24 to 12/31/24	30,824,034	4,480,393	48,650,505	—	—	1,399,152	—
Mid Cap Growth Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	67,578,964	6,435,803	240,940,660	—	—	408,882,885	—
Eagle Small Cap Growth Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	25,578,026	1,467,276	35,740,910	—	—	24,140,579	—
Mid Cap Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	4,735,531	2,514,774	361,957,540	—	—	57,422,089	—
Small Cap Fund	1/1/25 to 6/30/25	—	—	—	N/A	N/A	—	N/A
	1/1/24 to 12/31/24	1,456,250	108,091	23,615,145	—	—	289,007	—
Real Income Fund	1/1/25 to 6/30/25	1,023	139	4,315,831	N/A	N/A	177	N/A
	1/1/24 to 12/31/24	545	237	10,844,171	N/A	N/A	318	N/A
Short Duration High Yield Fund	1/1/25 to 6/30/25	216	187	5,243,615	N/A	N/A	660,038	N/A
	1/1/24 to 12/31/24	364	319	12,956,716	N/A	N/A	397	N/A
Core Bond Fund	1/1/25 to 6/30/25	383,442	29,351	7,927,616	N/A	N/A	582,055	N/A
	1/1/24 to 12/31/24	1,454,060	90,083	18,343,328	2,235	3,483	703,303	300,272
Core Plus Bond Fund	1/1/25 to 6/30/25	346,392	52,411	25,028,650	N/A	N/A	5,624,012	N/A
	1/1/24 to 12/31/24	976,915	159,382	67,040,287	1,392	446	8,431,739	217,737
Unconstrained Bond Fund	1/1/25 to 6/30/25	486,062	28,479	20,565,241	N/A	N/A	4,366,314	N/A
	1/1/24 to 12/31/24	1,560,842	71,623	62,697,608	100	9,023	10,399,707	337,544

Other. In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.

105

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
NOTE 3 – PURCHASES AND SALES OF SECURITIES
During the period ended June 30, 2025, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Purchases	$3,808,175	$50,785,130	$17,991,030	$50,444,452	$125,399,447
Sales	6,760,208	20,253,125	30,244,505	47,537,010	53,828,139

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Purchases	$159,252,021	$1,457,713,195	$74,617,080	$860,949,467	$271,297,390
Sales	217,110,329	2,101,260,742	131,994,905	1,021,852,171	307,273,619

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$33,157,752	$46,930,409	$1,200,517,306	$4,559,488,245	$3,687,878,565
Purchases - U.S. Treasury securities	15,046,498	—	99,027,655	355,923,696	1,283,652,434
Sales	39,698,586	41,717,259	1,183,322,533	4,518,412,996	3,569,664,881
Sales - U.S. Treasury securities	23,354,512	—	149,479,223	483,335,703	1,316,368,643

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Mid Cap Value Fund	All Assets	0.65%
Small Cap Value Fund	All Assets	0.80%
Capital Appreciation Fund*	First $1 billion	0.50%
	Over $1 billion	0.45%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Chartwell Small Cap Growth Fund*, Mid Cap Growth Fund,	First $500 million	0.60%
Eagle Small Cap Growth Fund, Small Cap Fund	$500 million to $1 billion	0.55%
	Over $1 billion	0.50%
International Stock Fund	First $1 billion	0.70%
	Over $1 billion	0.60%
Mid Cap Fund.	First $1 billion	0.80%
	Over $1 billion	0.70%
Real Income Fund*	First $1.75 billion	0.30%
	$1.75 billion to $3.5 billon	0.28%
	Over $3.5 billon	0.26%

106

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Short Duration High Yield Fund	All Assets	0.30%
Core Bond Fund	All Assets	0.35%
Core Plus Bond Fund	All Assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.50%
	Over $3 billion	0.45%

*	Prior to the Board approved changes effective on the date in the below table, the investment advisory rate was as follows:

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee	Effective Date
Chartwell Small Cap Growth Fund	All Assets	0.75%	1/18/2025
Capital Appreciation Fund	First $1 billion	0.60%	5/1/2025
	Over $1 billion	0.55%
Real Income Fund	First $1.75 billion	0.40%	5/1/2025
	$1.75 billion to $3.5 billon	0.38%
	Over $3.5 billon	0.36%

Subadvisory Fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:
•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Eagle Small Cap Growth Fund,
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, and
•
Chartwell Investment Partners, LLC (“Chartwell”) serves as the subadviser to the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Small Cap Fund, Real Income Fund and Short Duration High Yield Fund

Administrative Fees. For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.
Distribution and Service Fees. Pursuant to the Class A and Class C Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares. The Funds do not incur any distribution expenses related to Class I or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I and Class R-6 shares, from its own resources.

107

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
Sales Charges. During the period ended June 30, 2025, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Front-end sales charges - Class A	$30	$—	$—	$20,632	$12,148
CDSC - Class A	—	—	—	3	2
CDSC - Class C	—	—	—	48	53

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Front-end sales charges - Class A	$19,156	$15,972	$5,870	$8,008	$625
CDSC - Class A	3	—	—	—	—
CDSC - Class C	1,319	60	11	15	7

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$—	$—	$326	$11,492	$2,067
CDSC - Class A	—	—	3	5	—
CDSC - Class C	—	—	—	136	117

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.
Agency Commissions. During the period ended June 30, 2025, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Total agency brokerage commissions	$7,184	$55,747	$58,201	$12,213	$101,541
Paid to RJA	294	—	1,154	—	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Total agency brokerage commissions	$90,265	$672,863	$116,660	$651,422	$455,299
Paid to RJA	1,632	41,923	9,028	—	—

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$129,034	$—	$—	$7,537	$118,392
Paid to RJA	27,120	—	—	—	—

Internal Audit Fees. RJA provides internal audit services to the Funds. RJA receives no compensation from the Funds for these services.
Expense Limitations. Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through April 30, 2026 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

108

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

Expense Limitations Rate Schedule	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	1.20%	1.95%	0.90%	0.80%
Chartwell Small Cap Growth Fund*	1.25%	2.00%	0.95%	0.85%
Small Cap Value Fund	1.35%	2.10%	1.05%	0.95%
Capital Appreciation Fund*	1.05%	1.80%	0.75%	0.65%
International Stock Fund	1.25%	2.00%	0.95%	0.85%
Growth & Income Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Growth Fund	1.20%	1.95%	0.90%	0.80%
Eagle Small Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.25%	2.00%	0.95%	0.85%
Small Cap Fund	1.25%	2.00%	0.95%	0.85%
Real Income Fund*	0.85%	1.60%	0.55%	0.45%
Short Duration High Yield Fund	0.79%	1.54%	0.49%	0.39%
Core Bond Fund	0.75%	1.50%	0.45%	0.35%
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.40%
Unconstrained Bond Fund	0.90%	1.65%	0.60%	0.50%

*	Prior to the Board approved changes effective on the date in the below table, the expense limitation rate schedule for the below funds was as follows:

Expense Limitations Rate Schedule	Class A	Class C	Class I	Class R-6	Effective Date
Chartwell Small Cap Growth Fund	1.35%	2.10%	1.05%	0.95%	1/18/2025
Capital Appreciation Fund	1.00%	1.75%	0.70%	0.60%	5/1/2025
Real Income Fund	0.94%	1.69%	0.64%	0.54%	5/1/2025

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 1/1/25 to 6/30/25	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$17	$17	$50,455	$25
Chartwell Small Cap Growth Fund	247	319	489,408	99
Small Cap Value Fund	—	—	55,648	195
Capital Appreciation Fund	62,248	2,063	116,180	129
International Stock Fund	—	—	86,154	3,030
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	560	—	429,482	57,585
Small Cap Fund	—	—	—	—
Real Income Fund	4	—	35,971	—
Short Duration High Yield Fund	—	—	70,982	11,674
Core Bond Fund	18,571	1,075	360,970	26,520
Core Plus Bond Fund	13,083	1,799	1,076,028	239,720
Unconstrained Bond Fund	22,293	949	1,025,909	209,266

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the

109

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
waiver and/or reimbursement. Carillon Tower receives payments from ClariVest, Scout, and Chartwell for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest, Scout, and Chartwell any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2027
Mid Cap Value Fund	$17	$17	$50,455	$25
Chartwell Small Cap Growth Fund	247	319	489,408	99
Small Cap Value Fund	—	—	55,648	195
Capital Appreciation Fund	62,248	2,063	116,180	129
International Stock Fund	—	—	86,154	3,030
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	560	—	429,482	57,585
Small Cap Fund	—	—	—	—
Real Income Fund	4	—	35,971	—
Short Duration High Yield Fund	—	—	70,982	11,674
Core Bond Fund	18,571	1,075	360,970	26,520
Core Plus Bond Fund	13,083	1,799	1,076,028	239,720
Unconstrained Bond Fund	22,293	949	1,025,909	209,266
Recoverable expenses - 12/31/2026
Mid Cap Value Fund	$27	$28	$110,957	$39
Chartwell Small Cap Growth Fund	206	90	254,365	102
Small Cap Value Fund	4	4	170,224	92
Capital Appreciation Fund	207,993	6,675	363,974	299
International Stock Fund	—	—	189,186	5,178
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	2,102	—	942,892	112,795
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	302,033	10
Short Duration High Yield Fund	—	—	236,654	7
Core Bond Fund	77,580	3,148	811,551	28,759
Core Plus Bond Fund	39,381	4,273	2,355,529	264,571
Unconstrained Bond Fund	82,358	2,260	2,496,426	351,604
Recoverable expenses - 12/31/2025
Mid Cap Value Fund	$—	$—	$210,884	$—
Chartwell Small Cap Growth Fund	—	—	217,173	—
Small Cap Value Fund	—	—	302,842	—
Capital Appreciation Fund	61,968	2,465	88,102	112
International Stock Fund	—	—	94,181	2,412
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	—	—	—	—

110

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2025 — (Continued)
Real Income Fund	$—	$—	$323,500	$—
Short Duration High Yield Fund	—	—	245,062	—
Core Bond Fund	23,378	1,190	253,174	6,907
Core Plus Bond Fund	10,592	850	617,895	14,225
Unconstrained Bond Fund	30,661	675	743,338	62,391

The Manager recovered previously waived expenses during period ended June 30, 2025 as follows:

Recovered fees previously waived	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$—	$—	$—	$—
Chartwell Small Cap Growth Fund	—	—	—	—
Small Cap Value Fund	1	1	—	—
Capital Appreciation Fund	—	—	—	—
International Stock Fund	791	—	—	—
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	—	—	—	454
Real Income Fund	—	—	—	—
Short Duration High Yield Fund	—	—	—	—
Core Bond Fund	—	—	—	—
Core Plus Bond Fund	—	—	—	—
Unconstrained Bond Fund	—	—	—	—

Trustees and Officers Compensation. Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated by net assets and paid by each Fund in the Carillon Family of Funds.
Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds.
NOTE 5 – FEDERAL INCOME TAXES AND DISTRIBUTIONS
Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2021 to October 31, 2024, December 31, 2021 to
December 31, 2024) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

111

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended June 30, 2025 is estimated):

		Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Ordinary Income	1/1/25 to 6/30/25	$—	$—	$—	$—	$—
	1/1/24 to 12/31/24	261,643	702,365	1,714,978	13,883	14,887,946
Long-term capital gain	1/1/25 to 6/30/25	—	—	—	—	—
	1/1/24 to 12/31/24	2,565,870	1,188,278	24,037,220	55,370,059	4,465,126

		Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Ordinary Income	1/1/25 to 6/30/25	$2,005,699	$—	$—	$—	$—
	1/1/24 to 12/31/24	11,136,584	—	2,650,241	129,619,688	—
Long-term capital gain	1/1/25 to 6/30/25	—	—	—	—	—
	1/1/24 to 12/31/24	74,217,500	723,838,312	84,276,550	297,010,246	25,468,493

		Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	1/1/25 to 6/30/25	$4,317,170	$5,904,056	$8,922,464	$31,051,465	$25,446,096
	1/1/24 to 12/31/24	10,845,271	12,957,796	20,896,764	76,827,898	75,076,447
Long-term capital gain	1/1/25 to 6/30/25	—	—	—	—	—
	1/1/24 to 12/31/24	—	—	—	—	—

At December 31, 2024, the components of distributable earnings (losses) on a tax basis were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Cost of investments	$18,682,755	$24,654,102	$59,879,779	$173,707,676	$428,551,524
Gross unrealized appreciation	5,382,041	7,981,892	19,748,494	314,154,088	102,837,651
Gross unrealized depreciation	(977,006)	(2,081,033)	(3,409,608)	(6,114,336)	(27,221,687)
Net unrealized appreciation/(depreciation)	4,405,035	5,900,859	16,338,886	308,039,752	75,615,964
Undistributed ordinary income	17,553	56,331	604,612	—	634,943
Undistributed long-term gain	514,043	919,786	2,357,594	11,061,241	—
Total undistributed earnings	531,596	976,117	2,962,206	11,061,241	634,943
Other accumulated gains (losses)	—	—	—	—	(1,804,698)
Total distributable earnings (loss)	$4,936,631	$6,876,976	$19,301,092	$319,100,993	$74,446,209

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Cost of investments	$331,537,392	$4,178,143,695	$341,728,916	$2,380,042,478	$160,390,568
Gross unrealized appreciation	216,545,457	2,248,891,783	142,199,278	803,118,442	107,294,612
Gross unrealized depreciation	(5,400,951)	(187,282,088)	(20,369,125)	(91,424,497)	(15,289,193)
Net unrealized appreciation/(depreciation)	211,144,506	2,061,609,695	121,830,153	711,693,945	92,005,419
Undistributed ordinary income	661,145	—	777,909	18,761,777	—
Undistributed long-term gain	8,283,320	44,084,041	431,455	2,483,516	22,848,361
Total undistributed earnings	8,944,465	44,084,041	1,209,364	21,245,293	22,848,361
Other accumulated gains (losses)	—	—	—	—	—
Total distributable earnings (loss)	$220,088,971	$2,105,693,736	$123,039,517	$732,939,238	$114,853,780

112

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$242,618,542	$259,274,794	$648,559,514	$2,427,143,090	$2,225,194,283
Gross unrealized appreciation	10,280,034	1,723,782	1,910,040	5,961,815	9,282,709
Gross unrealized depreciation	(3,671,209)	(1,558,379)	(14,548,478)	(63,312,154)	(44,431,817)
Net unrealized appreciation/ (depreciation)	6,608,825	165,403	(12,638,438)	(57,350,339)	(35,149,108)
Undistributed ordinary income	41,527	39,595	54,461	3,037,097	9,854,721
Undistributed long-term gain	—	—	—	—	—
Total undistributed earnings	41,527	39,595	54,461	3,037,097	9,854,721
Other accumulated gains (losses)	(25,616,650)	(3,294,320)	(71,844,506)	(167,264,878)	(24,893,720)
Total distributable earnings (loss)	$(18,966,298)	$(3,089,322)	$(84,428,483)	$(221,578,120)	$(50,188,107)

At December 31, 2024, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.
NOTE 6 – OTHER DERIVATIVE INFORMATION
At June 30, 2025, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$9,663,062	N/A
	Interest rate & currency	Unrealized appreciation - open interest rate swap contracts*	1,515,456	N/A
	Interest rate & currency	Unrealized depreciation - open interest rate swap contracts*	N/A	$84,187
	Interest rate	Unrealized appreciation - open futures contracts^	604,331	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	239,844
	Currency	Unrealized appreciation - open forward contracts	1,190,774	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	4,863,247
	Total		$12,973,623	$5,187,278
Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$17,195,518	N/A
	Inflation, interest rate & currency	Unrealized appreciation - open inflation and interest rate swap contracts*	11,946,640	N/A
	Inflation, interest rate & currency	Unrealized depreciation - open inflation and interest rate swap contracts*	N/A	$171,461
	Interest rate	Unrealized appreciation - open futures contracts^	2,200,312	N/A

113

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Interest rate	Unrealized depreciation - open futures contracts^	N/A	$3,799,381
Currency	Unrealized appreciation - open forward contracts	$3,153,708	N/A
Currency	Unrealized depreciation - open forward contracts	N/A	10,586,454
Credit	Written options, at value	N/A	428,141
Total		$34,496,178	$14,985,437

*	Included in Deposit at broker - open swap contracts.
^	Included in Deposit at broker - open futures contracts.
Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of June 30, 2025 the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).
For the six months ended June 30, 2025, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Plus Bond Fund	Credit	Swap contracts	$2,853,108	$5,037,571
	Interest rate & currency	Swap contracts	—	1,431,269
	Interest rate	Futures contracts	556,040	364,487
	Currency	Forward contracts	(2,317,909)	(4,666,607)
	Total		$1,091,239	$2,166,720
Unconstrained Bond Fund	Credit	Written options	$2,331,261	$190,926
	Credit	Swap contracts	2,450,752	8,399,164
	Inflation, interest rate & currency	Swap contracts	—	7,954,371
	Interest rate	Futures contracts	(1,886,476)	9,876,541
	Currency	Forward contracts	12,697,146	(20,792,384)
	Total		$15,592,683	$5,628,618

Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations for derivatives transactions including but not limited to currency forwards, single name credit default swaps and/or TBAs. It is separately reported on the Statement of Assets and Liabilities as Segregated Cash. See derivatives table above for detail of derivatives transactions held as of the end of the reporting period. Refer to note 2 for additional information regarding investments in derivatives and TBAs.

114

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
NOTE 7 – SECURITIES LENDING
To earn additional income, each Fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked- to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.” Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total “Payable for securities lending collateral received” listed on the Statements of Assets and Liabilities.
NOTE 8 – LINE OF CREDIT
As of June 30, 2025, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund, except International Stock Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all Funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of June 30, 2025 was 6.50% (prime rate of 7.50% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the six months ended June 30, 2025. Funds that are not listed did not utilize the line of credit during the period.

115

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Chartwell Small Cap Growth Fund	$3,951,000	$21,829	$713	6.50%
Small Cap Value Fund	1,875,000	16,530	540	6.50
Capital Appreciation Fund	4,689,000	43,448	1,420	6.50
International Stock Fund	674,000	3,779	124	6.50
Growth & Income Fund	305,000	1,685	55	6.50
Mid Cap Growth Fund	15,436,000	136,740	4,469	6.50
Eagle Small Cap Growth Fund	7,073,000	82,017	2,680	6.50
Mid Cap Fund	29,216,000	484,243	15,825	6.50

As of June 30, 2025, only the Growth & Income Fund had outstanding borrowings of $305,000 under the line of credit.
NOTE 9 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, acting in its capacity as the Chief Operating Decision Maker as part of its oversight function, using the information presented in the financial statements and financial highlights.
NOTE 10 – SUBSEQUENT EVENTS
At a Board of Trustees meeting held on August 14 and 15, 2025 the Board of Trustees approved the termination of the previously announced reorganization between the Carillon Chartwell Small Cap Growth Fund and the Carillon Chartwell Small Cap Fund, which was originally announced on November 18, 2024, and the adjournment of the special meeting of the shareholders of the Carillon Chartwell Small Cap Growth Fund that was held on July 23, 2025 and adjourned to August 19, 2025. The reorganization was intended to merge the Carillon Chartwell Small Cap Fund into the Carillon Chartwell Small Cap Growth Fund as part of a strategic realignment of the fund complex. Shareholders of the Carillon Chartwell Small Cap Growth Fund were being asked to vote on changes to align that Fund's fundamental investment restrictions with those of the Carillon Chartwell Small Cap Fund. After further evaluation, the Board determined that proceeding with the reorganization was no longer in the best interests of shareholders. As a result, the reorganization will not be completed, and the Carillon Chartwell Small Cap Fund will continue to operate as a standalone Fund and will not be closed to shareholders. The termination of the reorganization does not impact either Fund's financial position as of June 30, 2025, and no adjustments have been made to the financial statements as a result of this event. Management will continue to evaluate strategic alternatives for the Funds and will provide updates as appropriate.

116

NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Manager has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that materially impacted the amounts or disclosures in the Funds’ financial statements.

117

Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
The Board of Trustees of the Trust called a special meeting (the “Special Meeting”) of the shareholders of the Carillon Chartwell Small Cap Growth Fund (the “SCG Fund”), a series of the Trust. The Special Meeting was called for the purpose of approving amendments to each of the SCG Fund’s fundamental investment policies, which are with respect to: (1) issuing senior securities; (2) borrowing; (3) commodities; (4) industry concentration; (5) diversification; (6) loans; (7) real estate; and (8) underwriting (collectively, the “Proposals”). The Proposals required a vote of a “majority of the outstanding voting securities” of the SCG Fund as defined in the Investment Company Act of 1940, as amended, which is the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities, whichever is the less; both effectively require the presence at the meeting of more than 50% of the outstanding voting securities (a “1940 Act Majority”).
The Special Meeting was held on July 23, 2025. A 1940 Act Majority was not present or represented by proxy, and the Special Meeting was adjourned to August 19, 2025. A 1940 Act Majority not being present on either date, the Proposals were not submitted to a vote and the Special Meeting ended without action being taken on the Proposals.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Amended Subadvisory Agreement with Eagle Asset Management, Inc.
At meetings held on May 15-16, 2025 (the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved an amended subadvisory agreement (the “Amended Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and Eagle Asset Management, Inc. (“Eagle”), with respect to the Carillon Eagle Growth & Income Fund, the Carillon Eagle Mid Cap Growth Fund and the Carillon Eagle Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”).
The Board considered that Carillon proposed a change in the computation of Eagle’s compensation under the subadvisory agreement (the “Agreement”) between Carillon and Eagle with respect to the Funds, consistent with how Carillon computes the compensation paid to the investment subadvisers to other series of the Trust. Prior to the Meetings, information was provided to the Board by Carillon regarding the proposed Amended Agreement. At the Meetings, the Board met with representatives of Carillon and was provided the opportunity to pose questions regarding certain aspects of the materials submitted in support of the approval. Legal counsel to the Independent Trustees directed the Trustees to a legal memorandum regarding the Board’s responsibilities pertaining to the approval of subadvisory agreements with respect to other series of the Trust provided in their briefing materials for meetings in February 2025. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
Provided below is a discussion of the factors the Board considered at its Meetings to form the basis of its approval of the Amended Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Amended Agreement, and each Trustee may have afforded different weight to the various factors.
The Board considered that the terms of the Amended Agreement would not change, other than the manner in which Carillon compensated Eagle with respect to the Funds. The Board considered that the fees charged to the Funds would not change, that the services to be provided by Carillon or Eagle to the Funds were not expected to change, and that the individuals who currently were proposed to provide

118

Additional Information(Continued)
portfolio management services to the Funds were expected to remain the same. In determining whether to approve the Amended Agreement, the Board considered certain information provided in connection with its most recent prior annual renewal of the Agreement, pursuant to which it had considered the following factors with respect to the Funds: (1) the nature, extent and quality of services to be provided to the Funds; (2) the investment performance of the Funds; (3) the estimated costs of the services provided to the Funds and the estimated profits realized by Carillon Tower and its affiliates, including Eagle, from their relationships with the Fund; (4) the extent to which economies of scale have been realized as the Funds grow; (5) whether the level of fees reflects those economies of scale for the benefit of the Funds’ investors; (6) comparisons of services and fees with contracts entered into by Carillon Tower and Eagle with other clients (such as pension funds and other institutional investors); and (7) any benefits derived by Carillon or Eagle from their relationships with the Funds. The Board, in consideration of those factors in connection with the renewal of the Agreement, determined that it was not necessary to consider each of these factors in connection with the approval of the Amended Agreement, given the foregoing considerations with respect to the Agreement.
Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, Carillon or Eagle, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the Amended Agreement was in the best interests of the Funds and approved the Amended Agreement.

119

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies

The Board of Trustees of the Trust called a special meeting (the “Special Meeting”) of the shareholders of the Carillon Chartwell Small Cap Growth Fund (the “SCG Fund”), a series of the Trust.  The Special Meeting was called for the purpose of approving amendments to each of the SCG Fund’s fundamental investment policies, which are with respect to: (1) issuing senior securities; (2) borrowing; (3) commodities; (4) industry concentration; (5) diversification; (6) loans; (7) real estate; and (8) underwriting (collectively, the “Proposals”).  The Proposals required a vote of a “majority of the outstanding voting securities” of the SCG Fund as defined in the Investment Company Act of 1940, as amended, which is the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities, whichever is the less; both effectively require the presence at the meeting of more than 50% of the outstanding voting securities (a “1940 Act Majority”).

The Special Meeting was held on July 23, 2025.  A 1940 Act Majority was not present or represented by proxy, and the Special Meeting was adjourned to August 19, 2025.  A 1940 Act Majority not being present on either date, the Proposals were not submitted to a vote and the Special Meeting ended without action being taken on the Proposals.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Approval of Amended Subadvisory Agreement with Eagle Asset Management, Inc.

At meetings held on May 15-16, 2025 (the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved an amended subadvisory agreement (the “Amended Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and Eagle Asset Management, Inc. (“Eagle”), with respect to the Carillon Eagle Growth & Income Fund, the Carillon Eagle Mid Cap Growth Fund and the Carillon Eagle Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”).

The Board considered that Carillon proposed a change in the computation of Eagle’s compensation under the subadvisory agreement (the “Agreement”) between Carillon and Eagle with respect to the Funds, consistent with how Carillon computes the compensation paid to the investment subadvisers to other series of the Trust. Prior to the Meetings, information was provided to the Board by Carillon regarding the proposed Amended Agreement. At the Meetings, the Board met with representatives of Carillon and was provided the opportunity to pose questions regarding certain aspects of the materials submitted in support of the approval. Legal counsel to the Independent Trustees directed the Trustees to a legal memorandum regarding the Board’s responsibilities pertaining to the approval of subadvisory agreements with respect to other series of the Trust provided in their briefing materials for meetings in February 2025. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

Provided below is a discussion of the factors the Board considered at its Meetings to form the basis of its approval of the Amended Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Amended Agreement, and each Trustee may have afforded different weight to the various factors.

The Board considered that the terms of the Amended Agreement would not change, other than the manner in which Carillon compensated Eagle with respect to the Funds. The Board considered that the fees charged to the Funds would not change, that the services to be provided by Carillon or Eagle to the Funds were not expected to change, and that the individuals who currently were proposed to provide portfolio management services to the Funds were expected to remain the same. In determining whether to approve the Amended Agreement, the Board considered certain information provided in connection with its most recent prior annual renewal of the Agreement, pursuant to which it had considered the following factors with respect to the Funds: (1) the nature, extent and quality of services to be provided to the Funds; (2) the investment performance of the Funds; (3) the estimated costs of the services provided to the Funds and the estimated profits realized by Carillon Tower and its affiliates, including Eagle, from their relationships with the Fund; (4) the extent to which economies of scale have been realized as the Funds grow; (5) whether the level of fees reflects those economies of scale for the benefit of the Funds’ investors; (6) comparisons of services and fees with contracts entered into by Carillon Tower and Eagle with other clients (such as pension funds and other institutional investors); and (7) any benefits derived by Carillon or Eagle from their relationships with the Funds. The Board, in consideration of those factors in connection with the renewal of the Agreement, determined that it was not necessary to consider each of these factors in connection with the approval of the Amended Agreement, given the foregoing considerations with respect to the Agreement.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, Carillon or Eagle, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the Amended Agreement was in the best interests of the Funds and approved the Amended Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Trust.

Item 19. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to the Trust.

(a)(3) The certifications required by Rule 30a-2(a) under the Investment Company Act are filed and attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable to the Trust.

(a)(5) Not applicable.

Information in response to Item 4.02 of Form 8-K under the Securities Exchange Act of 1934, as amended (“Exchange Act”), is not applicable to the Trust.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST

Date: September 4, 2025	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: September 4, 2025	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: September 4, 2025	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer